UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Growth & Income Fund

February 28, 2017

AGAI-QTLY-0417
1.797925.113

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
		Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.0%
Auto Components - 0.1%
Gentex Corp.		26,000	$547
Automobiles - 0.1%
General Motors Co.		11,700	431
Hotels, Restaurants & Leisure - 0.3%
Cedar Fair LP (depositary unit)		3,000	205
Dunkin' Brands Group, Inc.		7,600	418
Las Vegas Sands Corp.		12,700	672
Wingstop, Inc.		10,600	279
			1,574
Leisure Products - 0.1%
NJOY, Inc. (a)(b)		52,210	0
Polaris Industries, Inc. (c)		9,600	818
			818
Media - 4.8%
Comcast Corp. Class A (d)		292,558	10,948
Omnicom Group, Inc.		3,300	281
Scripps Networks Interactive, Inc. Class A		35,272	2,849
Sinclair Broadcast Group, Inc. Class A		26,227	1,046
The Walt Disney Co.		24,900	2,741
Time Warner, Inc. (d)		70,318	6,906
Viacom, Inc. Class B (non-vtg.)		54,500	2,368
			27,139
Multiline Retail - 0.9%
Dollar General Corp.		6,100	445
Target Corp.		78,299	4,602
			5,047
Specialty Retail - 1.6%
Foot Locker, Inc.		17,100	1,294
L Brands, Inc.		35,700	1,879
Lowe's Companies, Inc.		63,857	4,749
TJX Companies, Inc.		18,800	1,475
			9,397
Textiles, Apparel & Luxury Goods - 0.1%
VF Corp.		8,700	456

TOTAL CONSUMER DISCRETIONARY			45,409

CONSUMER STAPLES - 7.1%
Beverages - 2.9%
Coca-Cola European Partners PLC		8,000	278
Cott Corp.		10,000	107
Diageo PLC		55,492	1,565
Dr. Pepper Snapple Group, Inc.		17,600	1,645
Molson Coors Brewing Co. Class B		38,800	3,895
PepsiCo, Inc.		12,943	1,429
The Coca-Cola Co.		173,384	7,275
			16,194
Food & Staples Retailing - 1.4%
Costco Wholesale Corp. (d)		8,100	1,435
CVS Health Corp.		51,051	4,114
Kroger Co.		77,600	2,468
Whole Foods Market, Inc.		5,300	163
			8,180
Food Products - 0.3%
B&G Foods, Inc. Class A		17,200	731
Hostess Brands, Inc. Class A (a)		48,900	745
			1,476
Household Products - 1.7%
Procter & Gamble Co.		108,035	9,839
Personal Products - 0.2%
Coty, Inc. Class A		12,200	229
Edgewell Personal Care Co. (a)		8,000	591
			820
Tobacco - 0.6%
Altria Group, Inc.		48,800	3,656

TOTAL CONSUMER STAPLES			40,165

ENERGY - 12.2%
Energy Equipment & Services - 1.0%
Baker Hughes, Inc.		26,000	1,567
National Oilwell Varco, Inc.		50,600	2,045
Oceaneering International, Inc.		53,000	1,501
Schlumberger Ltd.		6,734	541
			5,654
Oil, Gas & Consumable Fuels - 11.2%
Anadarko Petroleum Corp.		18,400	1,190
Apache Corp.		91,941	4,835
Cabot Oil & Gas Corp.		68,200	1,494
Cenovus Energy, Inc.		185,700	2,349
Chevron Corp.		90,363	10,166
ConocoPhillips Co.		194,600	9,257
Golar LNG Ltd.		49,400	1,349
Imperial Oil Ltd. (c)		116,100	3,627
Kinder Morgan, Inc.		253,800	5,408
Legacy Reserves LP (a)		100,900	228
MPLX LP		6,826	254
Plains All American Pipeline LP		3,400	109
PrairieSky Royalty Ltd.		50,940	1,191
Suncor Energy, Inc.		289,690	9,019
Teekay LNG Partners LP		39,500	739
The Williams Companies, Inc.		277,231	7,857
Williams Partners LP		118,120	4,760
			63,832

TOTAL ENERGY			69,486

FINANCIALS - 23.0%
Banks - 15.6%
Bank of America Corp. (d)		775,342	19,135
Citigroup, Inc. (d)		252,227	15,086
Comerica, Inc. (d)		32,500	2,317
Cullen/Frost Bankers, Inc.		2,200	203
JPMorgan Chase & Co. (d)		204,543	18,536
Lloyds Banking Group PLC		136,800	117
M&T Bank Corp.		20,900	3,490
PNC Financial Services Group, Inc.		36,416	4,633
Regions Financial Corp. (d)		152,800	2,333
SunTrust Banks, Inc.		112,535	6,695
U.S. Bancorp		118,030	6,492
Wells Fargo & Co.		168,650	9,761
			88,798
Capital Markets - 6.7%
Apollo Global Management LLC Class A		49,300	1,121
CBOE Holdings, Inc.		23,400	1,826
Charles Schwab Corp.		88,813	3,589
Federated Investors, Inc. Class B (non-vtg.)		4,800	130
Goldman Sachs Group, Inc.		5,900	1,464
KKR & Co. LP		191,213	3,448
Morgan Stanley		91,930	4,198
Northern Trust Corp. (d)		64,737	5,655
Oaktree Capital Group LLC Class A		21,400	957
S&P Global, Inc.		17,400	2,253
State Street Corp.		120,970	9,643
The Blackstone Group LP		132,900	3,926
			38,210
Insurance - 0.4%
Marsh & McLennan Companies, Inc.		29,066	2,136
Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp. (a)		6,929	74
Radian Group, Inc.		88,890	1,654
			1,728

TOTAL FINANCIALS			130,872

HEALTH CARE - 12.9%
Biotechnology - 3.1%
Alexion Pharmaceuticals, Inc. (a)		20,200	2,651
Amgen, Inc.		40,492	7,148
Biogen, Inc. (a)		9,200	2,655
Gilead Sciences, Inc.		31,900	2,248
Grifols SA		16,200	354
Intercept Pharmaceuticals, Inc. (a)		4,032	514
Shire PLC sponsored ADR		8,000	1,446
Vertex Pharmaceuticals, Inc. (a)		7,400	671
			17,687
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories		31,526	1,421
Becton, Dickinson & Co.		1,800	329
Boston Scientific Corp. (a)		47,900	1,176
Medtronic PLC		68,942	5,578
Meridian Bioscience, Inc.		10,300	132
Steris PLC		7,400	519
Zimmer Biomet Holdings, Inc.		19,390	2,270
			11,425
Health Care Providers & Services - 2.1%
Aetna, Inc.		4,000	515
Anthem, Inc.		17,700	2,917
Cigna Corp.		19,300	2,874
Humana, Inc.		4,500	951
McKesson Corp.		20,733	3,113
Patterson Companies, Inc. (c)		34,100	1,550
			11,920
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.		44,000	2,257
Pharmaceuticals - 5.3%
Allergan PLC		3,000	734
AstraZeneca PLC sponsored ADR		29,700	869
Bayer AG		3,700	407
Bristol-Myers Squibb Co.		68,500	3,885
GlaxoSmithKline PLC sponsored ADR		194,709	8,077
Innoviva, Inc. (a)		22,000	254
Johnson & Johnson		78,101	9,545
Novartis AG sponsored ADR		2,201	172
Sanofi SA		19,678	1,697
Teva Pharmaceutical Industries Ltd. sponsored ADR		126,874	4,443
			30,083

TOTAL HEALTH CARE			73,372

INDUSTRIALS - 11.9%
Aerospace & Defense - 2.4%
General Dynamics Corp.		8,100	1,537
Meggitt PLC		20,306	119
Rolls-Royce Holdings PLC		100,400	981
The Boeing Co. (d)		26,794	4,829
United Technologies Corp.		54,131	6,092
			13,558
Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide, Inc.		30,000	2,411
Expeditors International of Washington, Inc.		22,500	1,269
United Parcel Service, Inc. Class B		47,179	4,990
			8,670
Airlines - 0.1%
Copa Holdings SA Class A		3,300	351
Commercial Services & Supplies - 0.1%
Aggreko PLC		10,000	131
KAR Auction Services, Inc.		15,100	677
			808
Construction & Engineering - 0.1%
Fluor Corp.		9,700	537
Electrical Equipment - 0.7%
Acuity Brands, Inc.		2,300	486
AMETEK, Inc.		26,900	1,452
Hubbell, Inc. Class B		15,112	1,793
			3,731
Industrial Conglomerates - 2.6%
General Electric Co.		488,793	14,571
Machinery - 1.0%
Burckhardt Compression Holding AG		1,030	287
Deere & Co. (d)		13,600	1,489
Donaldson Co., Inc.		17,500	752
Flowserve Corp.		45,500	2,113
IMI PLC		6,600	102
Wabtec Corp.		13,800	1,106
			5,849
Professional Services - 0.4%
Intertrust NV		19,500	350
Nielsen Holdings PLC		23,500	1,042
Robert Half International, Inc.		18,000	868
			2,260
Road& Rail - 2.4%
CSX Corp. (d)		111,133	5,397
J.B. Hunt Transport Services, Inc. (d)		41,620	4,086
Norfolk Southern Corp. (d)		21,308	2,579
Union Pacific Corp.		14,700	1,587
			13,649
Trading Companies & Distributors - 0.6%
Fastenal Co.		13,500	675
Howden Joinery Group PLC		8,800	47
W.W. Grainger, Inc.		2,600	645
Watsco, Inc.		13,664	2,026
			3,393

TOTAL INDUSTRIALS			67,377

INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 1.7%
Cisco Systems, Inc.		281,271	9,614
Electronic Equipment & Components - 0.1%
Philips Lighting NV		14,300	396
Internet Software & Services - 3.1%
Alphabet, Inc.:
Class A (a)		11,568	9,774
Class C (a)		9,363	7,708
			17,482
IT Services - 3.5%
Accenture PLC Class A		2,400	294
MasterCard, Inc. Class A (d)		38,690	4,274
Paychex, Inc.		91,009	5,590
Sabre Corp.		43,500	953
Unisys Corp. (a)		98,392	1,368
Visa, Inc. Class A		82,840	7,285
			19,764
Semiconductors & Semiconductor Equipment - 1.6%
Qualcomm, Inc.		162,308	9,167
Software - 3.5%
Microsoft Corp.		299,973	19,192
Oracle Corp.		14,184	604
SS&C Technologies Holdings, Inc.		12,900	452
			20,248
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc. (d)		142,878	19,567
Western Digital Corp. (d)		25,000	1,922
			21,489

TOTAL INFORMATION TECHNOLOGY			98,160

MATERIALS - 3.1%
Chemicals - 2.5%
CF Industries Holdings, Inc.		48,700	1,530
E.I. du Pont de Nemours & Co.		20,131	1,581
LyondellBasell Industries NV Class A		31,100	2,838
Monsanto Co.		36,801	4,189
Potash Corp. of Saskatchewan, Inc.		139,400	2,418
PPG Industries, Inc.		3,000	307
W.R. Grace & Co.		18,900	1,339
			14,202
Containers & Packaging - 0.6%
Ball Corp.		15,700	1,154
Graphic Packaging Holding Co.		6,000	80
Packaging Corp. of America		2,300	213
WestRock Co.		34,500	1,853
			3,300
Metals & Mining - 0.0%
Reliance Steel & Aluminum Co.		1,400	119

TOTAL MATERIALS			17,621

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.		7,600	872
Crown Castle International Corp.		24,900	2,329
First Potomac Realty Trust		4,672	47
Omega Healthcare Investors, Inc.		10,600	346
Public Storage		5,900	1,342
Sabra Health Care REIT, Inc.		13,500	367
			5,303
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
Verizon Communications, Inc.		109,809	5,450
UTILITIES - 0.9%
Electric Utilities - 0.9%
Exelon Corp.		141,700	5,202
TOTAL COMMON STOCKS
(Cost $406,394)			558,417

Preferred Stocks - 1.1%
Convertible Preferred Stocks - 1.1%
HEALTH CARE - 0.8%
Health Care Equipment & Supplies - 0.8%
Alere, Inc. 3.00% (a)		14,554	4,614
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.2%
Stericycle, Inc. 2.25%		16,200	1,147
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. 7.00%		5,200	317

TOTAL CONVERTIBLE PREFERRED STOCKS			6,078

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (C Shares)		13,049,030	16
TOTAL PREFERRED STOCKS
(Cost $5,812)			6,094
		Principal Amount (000s)(e)	Value (000s)

Convertible Bonds - 0.2%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 9.5% 4/15/19 pay-in-kind		697	372
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Bayer Capital Corp. BV 5.625% 11/22/19 (f)	EUR	500	598
TOTAL CONVERTIBLE BONDS
(Cost $1,231)			970
		Shares	Value (000s)

Other - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (b)(g)
(Cost $980)		979,864	980

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 0.60% (h)		1,821,663	1,822
Fidelity Securities Lending Cash Central Fund 0.62% (h)(i)		5,229,306	5,230
TOTAL MONEY MARKET FUNDS
(Cost $7,052)			7,052
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $421,469)			573,513
NET OTHER ASSETS (LIABILITIES) - (1.0)%			(5,812)
NET ASSETS - 100%			$567,701

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium (000s)	Value (000s)
Call Options
Apple, Inc.	3/17/17 - $125.00	138	$19	$(168)
Apple, Inc.	4/21/17 - $130.00	146	15	(120)
Bank of America Corp.	4/21/17 - $26.00	767	18	(34)
Bank of America Corp.	4/21/17 - $27.00	385	8	(9)
Citigroup, Inc.	4/21/17 - $65.00	131	8	(6)
Comcast Corp. Class A	4/21/17 - $38.75	436	19	(17)
Comerica, Inc.	4/21/17 - $72.50	64	11	(13)
Costco Wholesale Corp.	4/21/17 - $170.00	17	5	(16)
CSX Corp.	5/19/17 - $52.50	107	15	(15)
CSX Corp.	5/19/17 - $55.00	162	14	(14)
Deere & Co.	3/17/17 - $110.00	135	38	(20)
J.B. Hunt Transport Services, Inc.	5/19/17 - $105.00	40	8	(6)
JPMorgan Chase & Co.	3/17/17 - $95.00	210	10	(5)
MasterCard, Inc. Class A	4/21/17 - $115.00	37	6	(3)
Norfolk Southern Corp.	6/16/17 - $130.00	40	12	(10)
Northern Trust Corp.	4/21/17 - $92.50	32	3	(3)
Regions Financial Corp.	5/19/17 - $17.00	101	3	(2)
The Boeing Co.	3/17/17 - $170.00	41	4	(44)
Time Warner, Inc.	4/21/17 - $97.50	157	32	(37)
Time Warner, Inc.	4/21/17 - $100.00	116	13	(12)
United Parcel Service, Inc. Class B	4/21/17 - $120.00	37	4	0
Western Digital Corp.	4/21/17 - $90.00	244	28	(9)
TOTAL WRITTEN OPTIONS			$293	$(563)

Currency Abbreviations

EUR – European Monetary Unit

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $980,000 or 0.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $20,067,000.

 (e) Amount is stated in United States dollars unless otherwise noted.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $598,000 or 0.1% of net assets.

 (g) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
NJOY, Inc.	2/14/14	$91
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 11/4/16	$980

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$6
Fidelity Securities Lending Cash Central Fund	7
Total	$13

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$45,409	$45,409	$--	$--
Consumer Staples	40,165	38,600	1,565	--
Energy	69,486	69,486	--	--
Financials	130,872	130,755	117	--
Health Care	77,986	71,268	6,718	--
Industrials	68,540	67,559	981	--
Information Technology	98,160	98,160	--	--
Materials	17,621	17,621	--	--
Real Estate	5,303	5,303	--	--
Telecommunication Services	5,450	5,450	--	--
Utilities	5,519	5,519	--	--
Corporate Bonds	970	--	970	--
Other	980	--	--	980
Money Market Funds	7,052	7,052	--	--
Total Investments in Securities:	$573,513	$562,182	$10,351	$980
Derivative Instruments:
Liabilities
Written Options	$(563)	$(526)	$(37)	$--
Total Liabilities	$(563)	$(526)	$(37)	$--
Total Derivative Instruments:	$(563)	$(526)	$(37)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At February 28, 2017, the cost of investment securities for income tax purposes was $424,433,000. Net unrealized appreciation aggregated $149,080,000, of which $168,597,000 related to appreciated investment securities and $19,517,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Series Growth Opportunities Fund

February 28, 2017

AXS3-QTLY-0417
1.967935.103

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 14.9%
Automobiles - 3.1%
Tesla, Inc. (a)(b)	77,021	$19,254,480
Hotels, Restaurants & Leisure - 1.9%
Chipotle Mexican Grill, Inc. (a)	2,200	921,228
Starbucks Corp.	89,600	5,095,552
U.S. Foods Holding Corp.	204,500	5,633,975
		11,650,755
Household Durables - 0.3%
Newell Brands, Inc.	40,800	2,000,424
Internet & Direct Marketing Retail - 4.3%
Amazon.com, Inc. (a)	25,500	21,548,520
Expedia, Inc.	2,700	321,408
Groupon, Inc. (a)	439,500	1,859,085
Priceline Group, Inc. (a)	1,100	1,896,543
Wayfair LLC Class A (a)	24,300	918,783
		26,544,339
Media - 4.1%
Charter Communications, Inc. Class A (a)	51,162	16,528,396
Comcast Corp. Class A	140,200	5,246,284
Liberty Global PLC:
Class A (a)	23,100	824,670
LiLAC Class A (a)	2	49
Lions Gate Entertainment Corp.:
Class A	30,100	805,777
Class B (a)	30,100	751,898
The Walt Disney Co.	8,900	979,801
		25,136,875
Specialty Retail - 0.9%
Home Depot, Inc.	20,200	2,927,182
TJX Companies, Inc.	33,700	2,643,765
		5,570,947
Textiles, Apparel & Luxury Goods - 0.3%
lululemon athletica, Inc. (a)	22,600	1,474,876

TOTAL CONSUMER DISCRETIONARY		91,632,696

CONSUMER STAPLES - 6.5%
Beverages - 1.8%
Constellation Brands, Inc. Class A (sub. vtg.)	12,600	2,001,006
Molson Coors Brewing Co. Class B	44,300	4,447,277
Monster Beverage Corp. (a)	69,300	2,871,792
The Coca-Cola Co.	37,800	1,586,088
		10,906,163
Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	28,100	4,978,758
Performance Food Group Co. (a)	333,700	7,875,320
		12,854,078
Personal Products - 0.4%
Coty, Inc. Class A	150,000	2,817,000
Tobacco - 2.2%
British American Tobacco PLC:
(United Kingdom)	101,700	6,423,834
sponsored ADR (b)	26,800	1,710,912
Imperial Tobacco Group PLC	31,577	1,486,185
Philip Morris International, Inc.	19,900	2,176,065
Reynolds American, Inc.	25,500	1,570,035
		13,367,031

TOTAL CONSUMER STAPLES		39,944,272

ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Cabot Oil & Gas Corp.	52,600	1,151,940
Devon Energy Corp.	33,500	1,452,560
PDC Energy, Inc. (a)	18,800	1,270,692
Teekay LNG Partners LP	44,800	837,760
The Williams Companies, Inc.	31,200	884,208
Williams Partners LP	39,800	1,603,940
		7,201,100
FINANCIALS - 3.2%
Banks - 0.7%
Bank of the Ozarks, Inc.	15,800	864,734
HDFC Bank Ltd. sponsored ADR	44,500	3,190,205
		4,054,939
Capital Markets - 1.7%
BlackRock, Inc. Class A	800	309,968
CBOE Holdings, Inc.	85,500	6,673,275
MSCI, Inc.	32,300	3,055,257
S&P Global, Inc.	2,700	349,569
		10,388,069
Consumer Finance - 0.8%
Capital One Financial Corp.	6,800	638,248
Synchrony Financial	123,700	4,482,888
		5,121,136

TOTAL FINANCIALS		19,564,144

HEALTH CARE - 18.3%
Biotechnology - 10.3%
ACADIA Pharmaceuticals, Inc. (a)	43,246	1,648,105
Agios Pharmaceuticals, Inc. (a)	8,000	387,520
Alexion Pharmaceuticals, Inc. (a)	91,200	11,970,000
Alkermes PLC (a)	17,261	975,247
Alnylam Pharmaceuticals, Inc. (a)	46,377	2,394,908
Amgen, Inc.	79,800	14,087,094
Amicus Therapeutics, Inc. (a)	159,400	1,034,506
BioMarin Pharmaceutical, Inc. (a)	27,200	2,554,896
bluebird bio, Inc. (a)	26,900	2,357,785
Coherus BioSciences, Inc. (a)	19,000	448,400
Five Prime Therapeutics, Inc. (a)	14,300	655,941
Genocea Biosciences, Inc. (a)(b)	14,933	69,737
Global Blood Therapeutics, Inc. (a)	6,400	178,240
Insmed, Inc. (a)	69,900	1,113,507
Intercept Pharmaceuticals, Inc. (a)	2,900	370,011
Ionis Pharmaceuticals, Inc. (a)	99,556	4,954,902
Merrimack Pharmaceuticals, Inc. (a)	79,600	244,372
Prothena Corp. PLC (a)	31,005	1,818,443
Regeneron Pharmaceuticals, Inc. (a)	18,000	6,723,000
Regulus Therapeutics, Inc. (a)	8,700	9,135
Rigel Pharmaceuticals, Inc. (a)	181,900	445,655
Sage Therapeutics, Inc. (a)	6,000	404,400
Spark Therapeutics, Inc. (a)	2,700	172,206
TESARO, Inc. (a)	8,200	1,544,634
Vertex Pharmaceuticals, Inc. (a)	75,000	6,796,500
		63,359,144
Health Care Equipment & Supplies - 2.5%
Boston Scientific Corp. (a)	275,600	6,765,980
Danaher Corp.	16,800	1,437,240
Insulet Corp. (a)	26,900	1,171,764
Medtronic PLC	74,500	6,027,795
		15,402,779
Health Care Providers & Services - 2.6%
Anthem, Inc.	50,200	8,273,964
Cigna Corp.	15,800	2,352,620
Humana, Inc.	9,100	1,922,375
UnitedHealth Group, Inc.	21,100	3,489,518
		16,038,477
Health Care Technology - 0.5%
athenahealth, Inc. (a)(b)	23,223	2,738,688
Castlight Health, Inc. Class B (a)	28,800	102,240
		2,840,928
Pharmaceuticals - 2.4%
Allergan PLC	28,460	6,967,577
Bristol-Myers Squibb Co.	51,500	2,920,565
Endo International PLC (a)	66,300	904,995
Innoviva, Inc. (a)	27,500	317,625
Teva Pharmaceutical Industries Ltd. sponsored ADR	81,100	2,840,122
Theravance Biopharma, Inc. (a)	31,700	970,654
		14,921,538

TOTAL HEALTH CARE		112,562,866

INDUSTRIALS - 4.2%
Air Freight & Logistics - 0.2%
FedEx Corp.	5,700	1,099,986
Airlines - 1.0%
JetBlue Airways Corp. (a)	17,300	345,308
Spirit Airlines, Inc. (a)	106,800	5,576,028
		5,921,336
Electrical Equipment - 0.6%
Acuity Brands, Inc.	7,700	1,627,010
Fortive Corp.	8,400	484,260
Sunrun, Inc. (a)(b)	281,200	1,600,028
		3,711,298
Industrial Conglomerates - 0.3%
3M Co.	7,000	1,304,450
Honeywell International, Inc.	3,600	448,200
		1,752,650
Machinery - 0.6%
Allison Transmission Holdings, Inc.	69,299	2,493,378
Caterpillar, Inc.	12,100	1,169,586
		3,662,964
Professional Services - 0.8%
Equifax, Inc.	15,100	1,979,761
Recruit Holdings Co. Ltd.	13,700	671,921
TransUnion Holding Co., Inc. (a)	61,100	2,266,199
		4,917,881
Road & Rail - 0.1%
J.B. Hunt Transport Services, Inc.	7,300	716,641
Trading Companies & Distributors - 0.6%
Bunzl PLC	35,000	979,341
HD Supply Holdings, Inc. (a)	66,600	2,863,800
		3,843,141

TOTAL INDUSTRIALS		25,625,897

INFORMATION TECHNOLOGY - 38.2%
Electronic Equipment & Components - 0.0%
CDW Corp.	6,100	359,290
Internet Software & Services - 10.6%
Alphabet, Inc.:
Class A (a)	16,300	13,772,359
Class C (a)	27,300	22,473,633
Apptio, Inc. Class A	900	11,691
Benefitfocus, Inc. (a)	2,000	53,100
Coupa Software, Inc. (b)	800	21,160
Criteo SA sponsored ADR (a)	2,000	93,960
Endurance International Group Holdings, Inc. (a)	518,553	4,407,701
Facebook, Inc. Class A (a)	114,300	15,492,222
GoDaddy, Inc. (a)(b)	110,500	4,071,925
The Trade Desk, Inc. (b)	3,000	126,630
Wix.com Ltd. (a)	73,069	4,552,199
		65,076,580
IT Services - 11.6%
Accenture PLC Class A	2,500	306,250
Alliance Data Systems Corp.	61,400	14,918,972
Booz Allen Hamilton Holding Corp. Class A	40,700	1,455,839
Capgemini SA	37,000	3,169,128
Cognizant Technology Solutions Corp. Class A (a)	117,400	6,958,298
EPAM Systems, Inc. (a)	121,400	8,938,682
Euronet Worldwide, Inc. (a)	19,300	1,597,654
Global Payments, Inc.	86,600	6,901,154
Luxoft Holding, Inc. (a)	119,500	7,008,675
MasterCard, Inc. Class A	57,000	6,296,220
PayPal Holdings, Inc. (a)	32,100	1,348,200
Sabre Corp.	82,100	1,798,811
Total System Services, Inc.	18,300	996,984
Visa, Inc. Class A	106,300	9,348,022
		71,042,889
Semiconductors & Semiconductor Equipment - 1.8%
NVIDIA Corp.	20,500	2,080,340
NXP Semiconductors NV (a)	30,300	3,115,143
Qualcomm, Inc.	28,300	1,598,384
SolarEdge Technologies, Inc. (a)(b)	294,780	4,318,527
		11,112,394
Software - 7.8%
Activision Blizzard, Inc.	88,900	4,012,057
Adobe Systems, Inc. (a)	38,800	4,591,592
Autodesk, Inc. (a)	48,900	4,220,070
Electronic Arts, Inc. (a)	35,200	3,044,800
Microsoft Corp.	276,800	17,709,664
Paycom Software, Inc. (a)	25,723	1,384,669
Red Hat, Inc. (a)	7,700	637,637
Salesforce.com, Inc. (a)	122,148	9,936,740
Workday, Inc. Class A (a)	28,100	2,330,333
		47,867,562
Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc.	285,400	39,096,945

TOTAL INFORMATION TECHNOLOGY		234,555,660

MATERIALS - 4.6%
Chemicals - 3.2%
E.I. du Pont de Nemours & Co.	44,600	3,502,884
LyondellBasell Industries NV Class A	135,500	12,363,020
Monsanto Co.	25,300	2,879,899
PPG Industries, Inc.	12,300	1,259,889
		20,005,692
Containers & Packaging - 1.4%
Ball Corp.	114,000	8,382,420

TOTAL MATERIALS		28,388,112

REAL ESTATE - 4.9%
Equity Real Estate Investment Trusts (REITs) - 4.9%
American Tower Corp.	189,300	21,729,747
Extra Space Storage, Inc.	80,900	6,406,471
Public Storage	7,100	1,614,966
		29,751,184
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.0%
SBA Communications Corp. Class A (a)	51,500	5,962,155
Wireless Telecommunication Services - 1.4%
T-Mobile U.S., Inc. (a)	136,500	8,535,345

TOTAL TELECOMMUNICATION SERVICES		14,497,500

TOTAL COMMON STOCKS
(Cost $471,573,229)		603,723,431

Convertible Preferred Stocks - 1.0%
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.1%
Blue Apron Holdings, Inc. Series D (a)(c)	56,277	844,718
Tobacco - 0.2%
PAX Labs, Inc. Series C (a)(c)	273,248	1,052,005

TOTAL CONSUMER STAPLES		1,896,723

INFORMATION TECHNOLOGY - 0.5%
Internet Software & Services - 0.4%
Uber Technologies, Inc. Series D, 8.00% (a)(c)	55,696	2,716,418
Software - 0.1%
Cloudera, Inc. Series F (a)(c)	10,396	318,076

TOTAL INFORMATION TECHNOLOGY		3,034,494

REAL ESTATE - 0.2%
Real Estate Management & Development - 0.2%
Redfin Corp. Series G (a)(c)	282,324	1,363,625
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $3,748,404)		6,294,842

Money Market Funds - 7.4%
Fidelity Cash Central Fund, 0.60% (d)	16,311,892	16,315,154
Fidelity Securities Lending Cash Central Fund 0.62% (d)(e)	29,370,831	29,376,706
TOTAL MONEY MARKET FUNDS
(Cost $45,689,815)		45,691,860
TOTAL INVESTMENT PORTFOLIO - 106.8%
(Cost $521,011,448)		655,710,133
NET OTHER ASSETS (LIABILITIES) - (6.8)%		(41,926,079)
NET ASSETS - 100%		$613,784,054

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,294,842 or 1.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Blue Apron Holdings, Inc. Series D	5/18/15	$749,998
Cloudera, Inc. Series F	2/5/14	$151,366
PAX Labs, Inc. Series C	5/22/15	$1,052,005
Redfin Corp. Series G	12/16/14	$931,020
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$864,015

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$15,803
Fidelity Securities Lending Cash Central Fund	75,259
Total	$91,062

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$91,632,696	$91,632,696	$--	$--
Consumer Staples	41,840,995	33,520,438	6,423,834	1,896,723
Energy	7,201,100	7,201,100	--	--
Financials	19,564,144	19,564,144	--	--
Health Care	112,562,866	112,562,866	--	--
Industrials	25,625,897	25,625,897	--	--
Information Technology	237,590,154	231,386,532	3,169,128	3,034,494
Materials	28,388,112	28,388,112	--	--
Real Estate	31,114,809	29,751,184	--	1,363,625
Telecommunication Services	14,497,500	14,497,500	--	--
Money Market Funds	45,691,860	45,691,860	--	--
Total Investments in Securities:	$655,710,133	$639,822,329	$9,592,962	$6,294,842

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At February 28, 2017, the cost of investment securities for income tax purposes was $522,031,178. Net unrealized appreciation aggregated $133,678,955, of which $146,095,266 related to appreciated investment securities and $12,416,311 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Growth Opportunities Fund

February 28, 2017

GO-QTLY-0417
1.797926.113

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.8%
Automobiles - 3.1%
Tesla, Inc. (a)(b)	314,777	$78,691
Hotels, Restaurants & Leisure - 1.9%
Chipotle Mexican Grill, Inc. (a)	9,100	3,811
Starbucks Corp.	366,200	20,826
U.S. Foods Holding Corp.	836,203	23,037
		47,674
Household Durables - 0.3%
Newell Brands, Inc.	165,900	8,134
Internet & Direct Marketing Retail - 4.3%
Amazon.com, Inc. (a)	104,300	88,138
Expedia, Inc.	10,800	1,286
Groupon, Inc. (a)	1,787,438	7,561
Priceline Group, Inc. (a)	4,700	8,103
Wayfair LLC Class A (a)	116,100	4,390
		109,478
Media - 4.1%
Charter Communications, Inc. Class A (a)	209,260	67,604
Comcast Corp. Class A	573,100	21,445
Liberty Global PLC Class A (a)	93,600	3,342
Lions Gate Entertainment Corp.:
Class A (b)	136,250	3,647
Class B (a)	136,250	3,404
The Walt Disney Co.	37,800	4,161
		103,603
Specialty Retail - 0.9%
Home Depot, Inc.	82,200	11,912
TJX Companies, Inc.	137,600	10,795
		22,707
Textiles, Apparel & Luxury Goods - 0.2%
lululemon athletica, Inc. (a)	105,716	6,899

TOTAL CONSUMER DISCRETIONARY		377,186

CONSUMER STAPLES - 6.4%
Beverages - 1.7%
Constellation Brands, Inc. Class A (sub. vtg.)	51,400	8,163
Molson Coors Brewing Co. Class B	181,200	18,191
Monster Beverage Corp. (a)	283,100	11,732
The Coca-Cola Co.	152,700	6,407
		44,493
Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	115,000	20,376
Performance Food Group Co. (a)	1,364,250	32,196
		52,572
Personal Products - 0.5%
Coty, Inc. Class A	613,100	11,514
Tobacco - 2.1%
British American Tobacco PLC:
(United Kingdom)	407,200	25,721
sponsored ADR (b)	112,600	7,188
Imperial Tobacco Group PLC	134,074	6,310
Philip Morris International, Inc.	83,300	9,109
Reynolds American, Inc.	103,200	6,354
		54,682

TOTAL CONSUMER STAPLES		163,261

ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Cabot Oil & Gas Corp.	223,300	4,890
Devon Energy Corp.	136,000	5,897
PDC Energy, Inc. (a)	78,000	5,272
Teekay LNG Partners LP	214,200	4,006
The Williams Companies, Inc.	135,500	3,840
Williams Partners LP	167,300	6,742
		30,647
FINANCIALS - 3.2%
Banks - 0.7%
Bank of the Ozarks, Inc.	72,900	3,990
HDFC Bank Ltd. sponsored ADR	181,911	13,041
		17,031
Capital Markets - 1.7%
BlackRock, Inc. Class A	3,500	1,356
CBOE Holdings, Inc.	349,500	27,278
MSCI, Inc.	131,900	12,476
S&P Global, Inc.	10,800	1,398
		42,508
Consumer Finance - 0.8%
Capital One Financial Corp.	29,000	2,722
Synchrony Financial	505,700	18,327
		21,049

TOTAL FINANCIALS		80,588

HEALTH CARE - 19.0%
Biotechnology - 11.1%
ACADIA Pharmaceuticals, Inc. (a)	243,800	9,291
Agios Pharmaceuticals, Inc. (a)	83,900	4,064
Alexion Pharmaceuticals, Inc. (a)	372,700	48,917
Alkermes PLC (a)	245,000	13,843
Alnylam Pharmaceuticals, Inc. (a)	243,112	12,554
Amgen, Inc.	323,200	57,054
Amicus Therapeutics, Inc. (a)	681,100	4,420
aTyr Pharma, Inc. (a)(c)	124,876	500
BioMarin Pharmaceutical, Inc. (a)	111,000	10,426
bluebird bio, Inc. (a)	136,800	11,991
Coherus BioSciences, Inc. (a)	88,294	2,084
Five Prime Therapeutics, Inc. (a)	67,100	3,078
Genocea Biosciences, Inc. (a)(b)	76,716	358
Global Blood Therapeutics, Inc. (a)	30,000	836
Insmed, Inc. (a)	365,479	5,822
Intercept Pharmaceuticals, Inc. (a)	10,235	1,306
Ionis Pharmaceuticals, Inc. (a)	405,853	20,199
Merrimack Pharmaceuticals, Inc. (a)(b)	437,800	1,344
Opko Health, Inc. (a)	1	0
Prothena Corp. PLC (a)	132,702	7,783
Regeneron Pharmaceuticals, Inc. (a)	73,700	27,527
Regulus Therapeutics, Inc. (a)	318,000	334
Rigel Pharmaceuticals, Inc. (a)	498,548	1,221
Sage Therapeutics, Inc. (a)	29,144	1,964
Spark Therapeutics, Inc. (a)	12,100	772
TESARO, Inc. (a)(b)	33,200	6,254
Vertex Pharmaceuticals, Inc. (a)	306,490	27,774
		281,716
Health Care Equipment & Supplies - 2.5%
Boston Scientific Corp. (a)	1,126,600	27,658
Danaher Corp.	74,400	6,365
Insulet Corp. (a)	108,600	4,731
Medtronic PLC	304,700	24,653
		63,407
Health Care Providers & Services - 2.6%
Anthem, Inc.	205,200	33,821
Cigna Corp.	63,900	9,515
Humana, Inc.	37,200	7,859
UnitedHealth Group, Inc.	85,700	14,173
		65,368
Health Care Technology - 0.4%
athenahealth, Inc. (a)(b)	94,700	11,168
Castlight Health, Inc. Class B (a)	117,900	419
		11,587
Pharmaceuticals - 2.4%
Allergan PLC	116,390	28,495
Bristol-Myers Squibb Co.	208,900	11,847
Endo International PLC (a)	270,300	3,690
Innoviva, Inc. (a)	115,000	1,328
Teva Pharmaceutical Industries Ltd. sponsored ADR	331,500	11,609
Theravance Biopharma, Inc. (a)(b)	128,400	3,932
		60,901

TOTAL HEALTH CARE		482,979

INDUSTRIALS - 4.2%
Air Freight & Logistics - 0.2%
FedEx Corp.	28,000	5,403
Airlines - 1.0%
JetBlue Airways Corp. (a)	69,800	1,393
Spirit Airlines, Inc. (a)	436,800	22,805
		24,198
Electrical Equipment - 0.6%
Acuity Brands, Inc.	31,300	6,614
Fortive Corp.	39,400	2,271
Sunrun, Inc. (a)(b)	1,215,000	6,913
		15,798
Industrial Conglomerates - 0.3%
3M Co.	28,400	5,292
Honeywell International, Inc.	14,500	1,805
		7,097
Machinery - 0.6%
Allison Transmission Holdings, Inc.	280,700	10,100
Caterpillar, Inc.	51,400	4,968
		15,068
Professional Services - 0.8%
Equifax, Inc.	61,700	8,089
Recruit Holdings Co. Ltd.	55,200	2,707
TransUnion Holding Co., Inc. (a)	246,600	9,146
		19,942
Road & Rail - 0.1%
J.B. Hunt Transport Services, Inc.	33,900	3,328
Trading Companies & Distributors - 0.6%
Bunzl PLC	141,000	3,945
HD Supply Holdings, Inc. (a)	271,600	11,679
		15,624

TOTAL INDUSTRIALS		106,458

INFORMATION TECHNOLOGY - 37.8%
Electronic Equipment & Components - 0.1%
CDW Corp.	24,700	1,455
Internet Software & Services - 10.4%
Alphabet, Inc.:
Class A (a)	66,565	56,243
Class C (a)	111,475	91,767
Apptio, Inc. Class A	4,000	52
Benefitfocus, Inc. (a)	8,100	215
Coupa Software, Inc. (b)	3,600	95
Criteo SA sponsored ADR (a)	5,900	277
Endurance International Group Holdings, Inc. (a)	2,145,331	18,235
Facebook, Inc. Class A (a)	467,141	63,316
GoDaddy, Inc. (a)(b)	451,749	16,647
The Trade Desk, Inc. (b)	12,800	540
Wix.com Ltd. (a)	298,535	18,599
		265,986
IT Services - 11.4%
Accenture PLC Class A	10,700	1,311
Alliance Data Systems Corp.	251,000	60,988
Booz Allen Hamilton Holding Corp. Class A	169,200	6,052
Capgemini SA	149,100	12,771
Cognizant Technology Solutions Corp. Class A (a)	479,992	28,449
EPAM Systems, Inc. (a)	496,300	36,543
Euronet Worldwide, Inc. (a)	78,400	6,490
Global Payments, Inc.	354,100	28,218
Luxoft Holding, Inc. (a)	488,700	28,662
MasterCard, Inc. Class A	233,000	25,737
PayPal Holdings, Inc. (a)	136,600	5,737
Sabre Corp.	333,900	7,316
Total System Services, Inc.	78,300	4,266
Visa, Inc. Class A	434,400	38,201
		290,741
Semiconductors & Semiconductor Equipment - 1.8%
NVIDIA Corp.	82,730	8,395
NXP Semiconductors NV (a)	123,800	12,728
Qualcomm, Inc.	114,400	6,461
SolarEdge Technologies, Inc. (a)(b)	1,205,157	17,656
		45,240
Software - 7.7%
Activision Blizzard, Inc.	378,700	17,091
Adobe Systems, Inc. (a)	158,500	18,757
Autodesk, Inc. (a)	199,700	17,234
Electronic Arts, Inc. (a)	144,100	12,465
Microsoft Corp.	1,131,700	72,406
Paycom Software, Inc. (a)	105,665	5,688
Red Hat, Inc. (a)	38,230	3,166
Salesforce.com, Inc. (a)	499,300	40,618
Workday, Inc. Class A (a)	114,300	9,479
		196,904
Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc.	1,185,606	162,416

TOTAL INFORMATION TECHNOLOGY		962,742

MATERIALS - 4.6%
Chemicals - 3.2%
E.I. du Pont de Nemours & Co.	182,500	14,334
LyondellBasell Industries NV Class A	553,900	50,538
Monsanto Co.	103,200	11,747
PPG Industries, Inc.	49,500	5,070
		81,689
Containers & Packaging - 1.4%
Ball Corp.	466,100	34,272

TOTAL MATERIALS		115,961

REAL ESTATE - 4.8%
Equity Real Estate Investment Trusts (REITs) - 4.8%
American Tower Corp.	776,600	89,146
Extra Space Storage, Inc.	335,200	26,544
Public Storage	28,600	6,505
		122,195
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.9%
SBA Communications Corp. Class A (a)	210,500	24,370
Wireless Telecommunication Services - 1.4%
T-Mobile U.S., Inc. (a)	558,000	34,892

TOTAL TELECOMMUNICATION SERVICES		59,262

TOTAL COMMON STOCKS
(Cost $1,644,132)		2,501,279

Convertible Preferred Stocks - 1.2%
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.1%
Blue Apron Holdings, Inc. Series D (a)(d)	217,605	3,266
Tobacco - 0.2%
PAX Labs, Inc. Series C (a)(d)	1,069,313	4,117

TOTAL CONSUMER STAPLES		7,383

INFORMATION TECHNOLOGY - 0.7%
Internet Software & Services - 0.4%
Uber Technologies, Inc. Series D, 8.00% (a)(d)	221,104	10,784
Software - 0.3%
Cloudera, Inc. Series F (a)(d)	41,786	1,278
MongoDB, Inc. Series F, 8.00% (a)(d)	515,124	4,563
		5,841

TOTAL INFORMATION TECHNOLOGY		16,625

REAL ESTATE - 0.2%
Real Estate Management & Development - 0.2%
Redfin Corp. Series G (a)(d)	1,081,736	5,225
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $23,237)		29,233

Money Market Funds - 3.5%
Fidelity Cash Central Fund, 0.60% (e)	16,909,194	16,913
Fidelity Securities Lending Cash Central Fund 0.62% (e)(f)	72,732,117	72,747
TOTAL MONEY MARKET FUNDS
(Cost $89,651)		89,660
TOTAL INVESTMENT PORTFOLIO - 103.0%
(Cost $1,757,020)		2,620,172
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(75,476)
NET ASSETS - 100%		$2,544,696

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $500,000 or 0.0% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $29,233,000 or 1.1% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Blue Apron Holdings, Inc. Series D	5/18/15	$2,900
Cloudera, Inc. Series F	2/5/14	$608
MongoDB, Inc. Series F, 8.00%	10/2/13	$8,615
PAX Labs, Inc. Series C	5/22/15	$4,117
Redfin Corp. Series G	12/16/14	$3,567
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$3,430

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$9
Fidelity Securities Lending Cash Central Fund	270
Total	$279

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$377,186	$377,186	$--	$--
Consumer Staples	170,644	137,540	25,721	7,383
Energy	30,647	30,647	--	--
Financials	80,588	80,588	--	--
Health Care	482,979	482,979	--	--
Industrials	106,458	106,458	--	--
Information Technology	979,367	949,971	12,771	16,625
Materials	115,961	115,961	--	--
Real Estate	127,420	122,195	--	5,225
Telecommunication Services	59,262	59,262	--	--
Money Market Funds	89,660	89,660	--	--
Total Investments in Securities:	$2,620,172	$2,552,447	$38,492	$29,233

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
(Amounts in thousands)
Beginning Balance	$27,830
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	1,403
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$29,233
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2017	$1,403

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value (000s)	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	29,233	Market approach	Discount rate	3.0% - 19.0% / 12.9%	Decrease
			Transaction price	$3.85 - $48.77 / $36.36	Increase
			Premium rate	8.0% - 130.0% / 33.0%	Increase
			Discount for lack of marketability	15.0%	Decrease
		Market comparable	Enterprise value/Sales multiple (EV/S)	1.7 - 6.1 / 4.0	Increase
			Enterprise value/Gross profit multiple (EV/GP)	5.3	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At February 28, 2017, the cost of investment securities for income tax purposes was $1,766,535,000. Net unrealized appreciation aggregated $853,637,000, of which $912,300,000 related to appreciated investment securities and $58,663,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Equity Growth Fund

February 28, 2017

EPG-QTLY-0417
1.797923.113

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 17.8%
Automobiles - 0.6%
Tesla, Inc. (a)	68,700	$17,174
Diversified Consumer Services - 0.4%
Grand Canyon Education, Inc. (a)	67,700	4,155
Nord Anglia Education, Inc. (a)	249,236	5,850
		10,005
Hotels, Restaurants & Leisure - 2.6%
Dave & Buster's Entertainment, Inc. (a)	388,500	22,218
Domino's Pizza, Inc.	62,200	11,806
Papa John's International, Inc.	160,800	12,690
Starbucks Corp.	323,002	18,369
Wingstop, Inc. (b)	149,500	3,932
		69,015
Household Durables - 0.0%
Gree Electric Appliances, Inc. of Zhuhai Class A	316,300	1,264
Internet & Direct Marketing Retail - 5.4%
Amazon.com, Inc. (a)	129,000	109,010
Ctrip.com International Ltd. ADR (a)	410,800	19,488
Netflix, Inc. (a)	83,300	11,839
NutriSystem, Inc.	122,400	5,692
		146,029
Leisure Products - 0.0%
NJOY, Inc. (a)(c)	202,642	0
Media - 3.9%
Charter Communications, Inc. Class A (a)	267,600	86,451
Cinemark Holdings, Inc.	135,700	5,682
Sirius XM Holdings, Inc. (b)	2,264,400	11,526
		103,659
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	100,000	7,668
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	211,800	6,640
		14,308
Specialty Retail - 3.4%
AutoZone, Inc. (a)	20,200	14,878
Five Below, Inc. (a)	5,700	220
Home Depot, Inc.	518,244	75,099
		90,197
Textiles, Apparel & Luxury Goods - 1.0%
Kate Spade & Co. (a)	824,824	19,680
LVMH Moet Hennessy - Louis Vuitton SA	40,002	8,036
		27,716

TOTAL CONSUMER DISCRETIONARY		479,367

CONSUMER STAPLES - 7.5%
Beverages - 3.6%
Anheuser-Busch InBev SA NV ADR	112,400	12,307
Constellation Brands, Inc. Class A (sub. vtg.)	71,000	11,276
Kweichow Moutai Co. Ltd. (A Shares)	64,130	3,312
Molson Coors Brewing Co. Class B	206,400	20,720
PepsiCo, Inc.	124,500	13,742
Pernod Ricard SA ADR	241,700	5,516
The Coca-Cola Co.	729,626	30,615
		97,488
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	106,100	18,799
Whole Foods Market, Inc.	162,383	4,980
		23,779
Food Products - 0.9%
Danone SA	189,500	12,537
Hostess Brands, Inc. Class A (a)	57,100	870
The Hain Celestial Group, Inc. (a)	273,800	9,687
		23,094
Household Products - 0.5%
Procter & Gamble Co.	161,900	14,744
Personal Products - 1.6%
Coty, Inc. Class A	311,000	5,841
Estee Lauder Companies, Inc. Class A	176,900	14,656
Herbalife Ltd. (a)(b)	405,000	22,878
		43,375

TOTAL CONSUMER STAPLES		202,480

ENERGY - 0.7%
Energy Equipment & Services - 0.4%
Baker Hughes, Inc.	194,600	11,730
Oil, Gas & Consumable Fuels - 0.3%
Golar LNG Ltd. (b)	247,548	6,761

TOTAL ENERGY		18,491

FINANCIALS - 7.3%
Banks - 3.0%
Citigroup, Inc.	112,600	6,735
First Republic Bank	302,800	28,412
HDFC Bank Ltd.	68,446	1,480
JPMorgan Chase & Co.	470,300	42,619
Metro Bank PLC	50,300	2,135
		81,381
Capital Markets - 3.4%
BlackRock, Inc. Class A	20,500	7,943
CME Group, Inc.	331,054	40,210
Goldman Sachs Group, Inc.	26,900	6,673
JMP Group, Inc.	141,100	914
MSCI, Inc.	191,600	18,123
S&P Global, Inc.	135,975	17,605
		91,468
Diversified Financial Services - 0.6%
Bats Global Markets, Inc.	86,900	3,053
Berkshire Hathaway, Inc. Class B (a)	55,800	9,565
Bioverativ, Inc. (a)	10,100	526
Quantenna Communications, Inc.	150,000	3,141
		16,285
Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd. (a)	229,300	7,982

TOTAL FINANCIALS		197,116

HEALTH CARE - 14.5%
Biotechnology - 6.8%
Advanced Accelerator Applications SA sponsored ADR (a)	102,800	3,900
Alexion Pharmaceuticals, Inc. (a)	168,400	22,103
Amgen, Inc.	311,100	54,918
Biogen, Inc. (a)	20,200	5,830
BioMarin Pharmaceutical, Inc. (a)	161,679	15,187
Cytokinetics, Inc. (a)	86,100	913
Cytokinetics, Inc. warrants 6/25/17 (a)	856,620	763
Insmed, Inc. (a)	744,220	11,855
Regeneron Pharmaceuticals, Inc. (a)	32,400	12,101
Samsung Biologics Co. Ltd. (a)	2,090	303
TESARO, Inc. (a)	109,300	20,589
Vertex Pharmaceuticals, Inc. (a)	395,000	35,795
		184,257
Health Care Equipment & Supplies - 4.5%
Boston Scientific Corp. (a)	1,374,000	33,732
Danaher Corp.	290,314	24,836
DexCom, Inc. (a)	30,800	2,407
Intuitive Surgical, Inc. (a)	34,800	25,648
Medtronic PLC	177,500	14,362
Novadaq Technologies, Inc. (a)	889,100	6,455
ResMed, Inc.	138,400	9,969
The Cooper Companies, Inc.	14,800	2,947
		120,356
Health Care Providers & Services - 2.3%
HealthEquity, Inc. (a)	64,800	2,832
Henry Schein, Inc. (a)	25,900	4,443
UnitedHealth Group, Inc.	308,900	51,086
VCA, Inc. (a)	24,600	2,236
		60,597
Pharmaceuticals - 0.9%
Allergan PLC	53,800	13,171
Patheon NV	37,800	1,191
Zoetis, Inc. Class A	192,100	10,241
		24,603

TOTAL HEALTH CARE		389,813

INDUSTRIALS - 8.0%
Aerospace & Defense - 0.8%
Taser International, Inc. (a)(b)	454,500	11,667
TransDigm Group, Inc.	33,377	8,484
		20,151
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR (a)	75,060	6,136
Commercial Services & Supplies - 0.8%
KAR Auction Services, Inc.	461,600	20,689
Electrical Equipment - 2.4%
Acuity Brands, Inc.	74,100	15,657
AMETEK, Inc.	385,600	20,811
Fortive Corp.	473,207	27,280
		63,748
Industrial Conglomerates - 0.4%
Roper Technologies, Inc.	49,569	10,370
Machinery - 0.7%
Allison Transmission Holdings, Inc.	511,400	18,400
Rational AG	3,600	1,648
		20,048
Professional Services - 2.6%
Equifax, Inc.	128,600	16,861
IHS Markit Ltd. (a)	132,300	5,266
Robert Half International, Inc.	173,600	8,374
TransUnion Holding Co., Inc. (a)	248,600	9,221
WageWorks, Inc. (a)	386,200	29,737
		69,459
Trading Companies & Distributors - 0.1%
MSC Industrial Direct Co., Inc. Class A	38,900	3,913

TOTAL INDUSTRIALS		214,514

INFORMATION TECHNOLOGY - 38.5%
Electronic Equipment & Components - 0.2%
CDW Corp.	100,000	5,890
Internet Software & Services - 18.5%
Akamai Technologies, Inc. (a)	109,096	6,829
Alphabet, Inc. Class A (a)	201,250	170,042
CommerceHub, Inc.:
Series A (a)	377,849	6,235
Series C (a)	328,060	5,364
Facebook, Inc. Class A (a)	1,809,000	245,190
GoDaddy, Inc. (a)	294,900	10,867
Just Dial Ltd. (a)	139,013	1,139
NetEase, Inc. ADR	27,200	8,298
Shopify, Inc. Class A (a)	40,800	2,416
Stamps.com, Inc. (a)(b)	137,300	17,314
Twilio, Inc. Class A (b)	330,227	10,475
VeriSign, Inc. (a)(b)	170,600	14,069
		498,238
IT Services - 6.0%
Cognizant Technology Solutions Corp. Class A (a)	157,798	9,353
Fidelity National Information Services, Inc.	102,600	8,441
FleetCor Technologies, Inc. (a)	31,400	5,338
Global Payments, Inc.	616,800	49,153
PayPal Holdings, Inc. (a)	329,300	13,831
Square, Inc. (a)	1,170,000	20,264
Vantiv, Inc. (a)	156,500	10,232
Visa, Inc. Class A	503,832	44,307
		160,919
Semiconductors & Semiconductor Equipment - 1.7%
ASML Holding NV	53,200	6,474
Maxim Integrated Products, Inc.	277,228	12,281
Monolithic Power Systems, Inc.	125,832	11,069
Qualcomm, Inc.	284,900	16,091
		45,915
Software - 11.5%
Activision Blizzard, Inc.	276,500	12,478
Adobe Systems, Inc. (a)	400,000	47,336
Autodesk, Inc. (a)	391,900	33,821
Blackbaud, Inc.	41,000	2,932
Computer Modelling Group Ltd.	541,600	4,212
CyberArk Software Ltd. (a)	53,100	2,686
Electronic Arts, Inc. (a)	1,010,645	87,421
Intuit, Inc.	81,700	10,248
Microsoft Corp.	429,700	27,492
Mobileye NV (a)	759,800	34,586
RealPage, Inc. (a)	106,400	3,591
Red Hat, Inc. (a)	122,500	10,144
Salesforce.com, Inc. (a)	424,992	34,573
		311,520
Technology Hardware, Storage & Peripherals - 0.6%
Samsung Electronics Co. Ltd.	9,061	15,352

TOTAL INFORMATION TECHNOLOGY		1,037,834

MATERIALS - 1.8%
Chemicals - 1.1%
CF Industries Holdings, Inc.	2,600	82
Monsanto Co.	128,900	14,673
Sherwin-Williams Co.	44,500	13,730
		28,485
Construction Materials - 0.7%
Eagle Materials, Inc.	179,400	18,606

TOTAL MATERIALS		47,091

REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Tower Corp.	371,300	42,622
Real Estate Management & Development - 1.6%
Realogy Holdings Corp.	1,566,918	43,404

TOTAL REAL ESTATE		86,026

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	53,500	6,194
TOTAL COMMON STOCKS
(Cost $2,072,619)		2,678,926

Convertible Preferred Stocks - 1.0%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
Blu Homes, Inc. Series A, 5.00% (a)(c)	875,350	53
INFORMATION TECHNOLOGY - 1.0%
Internet Software & Services - 0.9%
Uber Technologies, Inc. Series D, 8.00% (a)(c)	485,012	23,655
IT Services - 0.1%
AppNexus, Inc. Series E (a)(c)	105,425	3,020

TOTAL INFORMATION TECHNOLOGY		26,675

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $13,680)		26,728
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.49% to 0.51% 4/6/17 to 4/27/17 (d)
(Cost $1,139)	1,140	1,139
	Shares	Value (000s)

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 0.60% (e)	2,393,810	$2,394
Fidelity Securities Lending Cash Central Fund 0.62% (e)(f)	55,495,667	55,507
TOTAL MONEY MARKET FUNDS
(Cost $57,898)		57,901
TOTAL INVESTMENT PORTFOLIO - 102.7%
(Cost $2,145,336)		2,764,694
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(71,556)
NET ASSETS - 100%		$2,693,138

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,728,000 or 1.0% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $115,000.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
AppNexus, Inc. Series E	8/1/14	$2,112
Blu Homes, Inc. Series A, 5.00%	6/21/13	$4,044
NJOY, Inc.	9/11/13	$1,637
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$7,524

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$40
Fidelity Securities Lending Cash Central Fund	158
Total	$198

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$479,420	$471,331	$8,036	$53
Consumer Staples	202,480	189,943	12,537	--
Energy	18,491	18,491	--	--
Financials	197,116	195,636	1,480	--
Health Care	389,813	389,050	763	--
Industrials	214,514	214,514	--	--
Information Technology	1,064,509	1,037,834	--	26,675
Materials	47,091	47,091	--	--
Real Estate	86,026	86,026	--	--
Telecommunication Services	6,194	6,194	--	--
U.S. Government and Government Agency Obligations	1,139	--	1,139	--
Money Market Funds	57,901	57,901	--	--
Total Investments in Securities:	$2,764,694	$2,714,011	$23,955	$26,728

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$28,147
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(1,419)
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$26,728
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2017	$(1,419)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At February 28, 2017, the cost of investment securities for income tax purposes was $2,145,739,000. Net unrealized appreciation aggregated $618,955,000, of which $678,266,000 related to appreciated investment securities and $59,311,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Equity Value Fund

February 28, 2017

AEV-QTLY-0417
1.797934.113

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
CONSUMER DISCRETIONARY - 10.0%
Auto Components - 0.5%
Hyundai Mobis	3,850	$865,435
Leisure Products - 0.5%
Vista Outdoor, Inc. (a)	42,600	861,798
Media - 7.0%
CBS Corp. Class B	29,700	1,957,824
Charter Communications, Inc. Class A (a)	3,211	1,037,346
Corus Entertainment, Inc. Class B (non-vtg.) (b)	61,600	589,471
Discovery Communications, Inc. Class A (a)(b)	55,000	1,581,800
John Wiley & Sons, Inc. Class A	21,215	1,107,423
Lions Gate Entertainment Corp.:
Class A (b)	18,950	507,292
Class B (a)	58,581	1,463,353
Time Warner, Inc.	18,900	1,856,169
Twenty-First Century Fox, Inc. Class A	59,900	1,792,208
Viacom, Inc. Class B (non-vtg.)	13,300	577,885
		12,470,771
Specialty Retail - 0.4%
Cabela's, Inc. Class A (a)	17,400	815,016
Textiles, Apparel & Luxury Goods - 1.6%
Christian Dior SA	5,300	1,122,403
PVH Corp.	18,300	1,676,280
		2,798,683

TOTAL CONSUMER DISCRETIONARY		17,811,703

CONSUMER STAPLES - 4.9%
Beverages - 0.7%
C&C Group PLC	286,220	1,173,467
Food & Staples Retailing - 2.0%
CVS Health Corp.	28,300	2,280,414
Wal-Mart Stores, Inc.	17,800	1,262,554
		3,542,968
Food Products - 1.6%
Seaboard Corp.	200	726,490
The J.M. Smucker Co.	15,079	2,137,147
		2,863,637
Tobacco - 0.6%
British American Tobacco PLC:
(United Kingdom)	14,400	909,569
sponsored ADR	2,800	178,752
		1,088,321

TOTAL CONSUMER STAPLES		8,668,393

ENERGY - 9.6%
Energy Equipment & Services - 0.4%
BW Offshore Ltd. (a)	268,971	750,751
Oil, Gas & Consumable Fuels - 9.2%
Chevron Corp.	34,097	3,835,913
FLEX LNG Ltd. (a)	167,000	253,981
GasLog Ltd.	27,800	429,510
GasLog Partners LP	77,000	1,832,600
Golar LNG Partners LP	69,200	1,559,768
Hoegh LNG Partners LP	45,800	883,940
Phillips 66 Co.	21,100	1,649,809
Suncor Energy, Inc.	46,000	1,432,089
Teekay Corp.	135,500	1,330,610
Teekay LNG Partners LP	92,500	1,729,750
Teekay Offshore Partners LP	288,000	1,471,680
		16,409,650

TOTAL ENERGY		17,160,401

FINANCIALS - 27.5%
Banks - 10.8%
JPMorgan Chase & Co.	70,352	6,375,298
SunTrust Banks, Inc.	36,100	2,147,589
U.S. Bancorp	74,566	4,101,130
Wells Fargo & Co.	113,832	6,588,596
		19,212,613
Capital Markets - 2.0%
Goldman Sachs Group, Inc.	13,300	3,299,198
GP Investments Ltd. Class A (depositary receipt) (a)	167,900	332,197
		3,631,395
Consumer Finance - 2.8%
Capital One Financial Corp.	16,318	1,531,607
Discover Financial Services	24,400	1,735,816
Synchrony Financial	48,100	1,743,144
		5,010,567
Diversified Financial Services - 3.9%
Berkshire Hathaway, Inc. Class B (a)	40,269	6,902,913
Insurance - 5.5%
Allied World Assurance Co. Holdings AG	28,300	1,494,806
Allstate Corp.	21,300	1,750,008
Chubb Ltd.	13,400	1,851,478
FNF Group	25,380	972,815
FNFV Group (a)	30,592	380,870
Prudential PLC	56,884	1,136,829
The Travelers Companies, Inc.	17,487	2,137,611
		9,724,417
Mortgage Real Estate Investment Trusts - 2.5%
Agnc Investment Corp.	73,201	1,436,936
Annaly Capital Management, Inc.	149,705	1,661,726
MFA Financial, Inc.	166,836	1,338,025
		4,436,687

TOTAL FINANCIALS		48,918,592

HEALTH CARE - 15.0%
Biotechnology - 3.5%
Amgen, Inc.	23,900	4,219,067
Dyax Corp. rights 12/31/19 (a)	58,900	148,428
Shire PLC sponsored ADR	10,943	1,977,400
		6,344,895
Health Care Providers & Services - 4.6%
Aetna, Inc.	10,900	1,403,484
Anthem, Inc.	8,100	1,335,042
Cigna Corp.	20,400	3,037,560
McKesson Corp.	16,300	2,447,119
		8,223,205
Pharmaceuticals - 6.9%
Allergan PLC	11,900	2,913,358
Bayer AG	14,100	1,551,958
Johnson & Johnson	27,392	3,347,576
Sanofi SA sponsored ADR	42,600	1,837,338
Teva Pharmaceutical Industries Ltd. sponsored ADR	73,532	2,575,091
		12,225,321

TOTAL HEALTH CARE		26,793,421

INDUSTRIALS - 6.8%
Aerospace & Defense - 1.7%
United Technologies Corp.	26,600	2,993,830
Industrial Conglomerates - 2.5%
General Electric Co.	146,600	4,370,146
Machinery - 0.9%
Deere & Co.	14,910	1,632,496
Professional Services - 1.1%
Dun & Bradstreet Corp.	19,300	2,036,922
Trading Companies & Distributors - 0.6%
AerCap Holdings NV (a)	23,400	1,060,020

TOTAL INDUSTRIALS		12,093,414

INFORMATION TECHNOLOGY - 13.8%
Communications Equipment - 3.4%
Cisco Systems, Inc.	101,082	3,454,983
Harris Corp.	14,500	1,593,550
Juniper Networks, Inc.	36,500	1,022,000
		6,070,533
Electronic Equipment & Components - 1.2%
Dell Technologies, Inc. (a)	19,503	1,238,245
TE Connectivity Ltd.	12,398	923,279
		2,161,524
Internet Software & Services - 3.3%
Alphabet, Inc. Class A (a)	4,100	3,464,213
eBay, Inc. (a)	34,200	1,159,380
VeriSign, Inc. (a)(b)	14,600	1,204,062
		5,827,655
IT Services - 1.5%
Cognizant Technology Solutions Corp. Class A (a)	19,700	1,167,619
The Western Union Co.	78,100	1,533,884
		2,701,503
Semiconductors & Semiconductor Equipment - 0.7%
Lattice Semiconductor Corp. (a)	38,200	270,074
NXP Semiconductors NV (a)	10,300	1,058,943
		1,329,017
Software - 0.7%
Oracle Corp.	28,187	1,200,484
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	27,900	3,822,021
Samsung Electronics Co. Ltd.	870	1,474,030
		5,296,051

TOTAL INFORMATION TECHNOLOGY		24,586,767

MATERIALS - 4.0%
Chemicals - 2.8%
CF Industries Holdings, Inc.	31,775	998,371
LyondellBasell Industries NV Class A	20,300	1,852,172
Monsanto Co.	7,800	887,874
Syngenta AG sponsored ADR	6,600	569,910
Valspar Corp.	5,800	645,076
		4,953,403
Containers & Packaging - 1.2%
Ball Corp.	14,100	1,036,773
Graphic Packaging Holding Co.	86,300	1,152,105
		2,188,878

TOTAL MATERIALS		7,142,281

REAL ESTATE - 1.0%
Real Estate Management & Development - 1.0%
CBRE Group, Inc. (a)	48,100	1,713,322
UTILITIES - 2.7%
Electric Utilities - 2.7%
DONG Energy A/S	13,200	485,910
Exelon Corp.	70,000	2,569,700
Xcel Energy, Inc.	38,500	1,682,835
		4,738,445
TOTAL COMMON STOCKS
(Cost $140,166,395)		169,626,739

Money Market Funds - 5.4%
Fidelity Cash Central Fund, 0.60% (c)	7,079,758	7,081,174
Fidelity Securities Lending Cash Central Fund 0.62% (c)(d)	2,491,084	2,491,582
TOTAL MONEY MARKET FUNDS
(Cost $9,572,376)		9,572,756
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $149,738,771)		179,199,495
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(1,301,967)
NET ASSETS - 100%		$177,897,528

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$15,075
Fidelity Securities Lending Cash Central Fund	3,712
Total	$18,787

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$17,811,703	$17,811,703	$--	$--
Consumer Staples	8,668,393	7,758,824	909,569	--
Energy	17,160,401	17,160,401	--	--
Financials	48,918,592	47,449,566	1,469,026	--
Health Care	26,793,421	25,093,035	1,551,958	148,428
Industrials	12,093,414	12,093,414	--	--
Information Technology	24,586,767	24,586,767	--	--
Materials	7,142,281	7,142,281	--	--
Real Estate	1,713,322	1,713,322	--	--
Utilities	4,738,445	4,738,445	--	--
Money Market Funds	9,572,756	9,572,756	--	--
Total Investments in Securities:	$179,199,495	$175,120,514	$3,930,553	$148,428

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At February 28, 2017, the cost of investment securities for income tax purposes was $150,268,838. Net unrealized appreciation aggregated $28,930,657, of which $32,184,109 related to appreciated investment securities and $3,253,452 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Equity Income Fund

February 28, 2017

EPI-QTLY-0417
1.797924.113

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.0%
Auto Components - 0.2%
Delphi Automotive PLC	63,800	$4,857
Automobiles - 1.9%
Fiat Chrysler Automobiles NV (a)	99,300	1,089
Fiat Chrysler Automobiles NV	852,400	9,328
General Motors Co.	892,200	32,869
		43,286
Hotels, Restaurants & Leisure - 1.0%
Dunkin' Brands Group, Inc.	338,200	18,604
Whitbread PLC	101,916	4,837
		23,441
Household Durables - 0.7%
M.D.C. Holdings, Inc.	287,280	8,386
Tupperware Brands Corp.	104,500	6,311
		14,697
Leisure Products - 0.6%
Mattel, Inc.	242,400	6,237
New Academy Holding Co. LLC unit (a)(b)(c)	52,800	3,454
Polaris Industries, Inc. (d)	53,000	4,516
		14,207
Media - 3.0%
Comcast Corp. Class A (e)	1,264,348	47,312
The Walt Disney Co.	62,800	6,914
Time Warner, Inc.	121,100	11,893
		66,119
Multiline Retail - 1.2%
Kohl's Corp.	168,948	7,201
Macy's, Inc.	254,400	8,451
Target Corp.	197,055	11,581
		27,233
Specialty Retail - 0.4%
Bed Bath & Beyond, Inc.	24,100	974
Foot Locker, Inc.	46,800	3,541
GNC Holdings, Inc.	151,116	1,254
Stage Stores, Inc. (d)	12,384	29
Williams-Sonoma, Inc.	42,100	2,046
		7,844

TOTAL CONSUMER DISCRETIONARY		201,684

CONSUMER STAPLES - 9.3%
Beverages - 1.0%
Molson Coors Brewing Co. Class B	99,605	9,999
The Coca-Cola Co.	286,700	12,030
		22,029
Food & Staples Retailing - 3.7%
CVS Health Corp.	304,000	24,496
Kroger Co.	77,700	2,471
Wal-Mart Stores, Inc.	373,050	26,460
Walgreens Boots Alliance, Inc.	276,444	23,879
Whole Foods Market, Inc.	176,800	5,422
		82,728
Food Products - 0.8%
B&G Foods, Inc. Class A	212,654	9,038
The Hain Celestial Group, Inc. (a)	43,900	1,553
The Hershey Co. (e)	40,300	4,367
The J.M. Smucker Co.	23,300	3,302
		18,260
Household Products - 3.4%
Kimberly-Clark Corp.	74,200	9,835
Procter & Gamble Co.	725,017	66,027
		75,862
Personal Products - 0.2%
Unilever NV (NY Reg.)	116,100	5,495
Tobacco - 0.2%
Reynolds American, Inc.	66,800	4,113

TOTAL CONSUMER STAPLES		208,487

ENERGY - 10.5%
Energy Equipment & Services - 0.9%
Baker Hughes, Inc. (e)	102,200	6,161
Halliburton Co.	118,700	6,346
Oceaneering International, Inc.	32,100	909
Schlumberger Ltd.	92,000	7,393
		20,809
Oil, Gas & Consumable Fuels - 9.6%
Anadarko Petroleum Corp.	160,445	10,373
Apache Corp.	161,527	8,495
Chevron Corp. (e)	267,269	30,068
ConocoPhillips Co.	644,000	30,635
CONSOL Energy, Inc.	172,075	2,679
Energy Transfer Equity LP	40,800	769
EQT Midstream Partners LP	5,400	426
Golar LNG Ltd.	72,443	1,978
Imperial Oil Ltd.	103,300	3,227
Kinder Morgan, Inc.	649,100	13,832
Legacy Reserves LP (a)	505,299	1,142
MPLX LP	206,430	7,681
Suncor Energy, Inc.	887,300	27,624
The Williams Companies, Inc.	1,376,450	39,009
Williams Partners LP	914,715	36,863
		214,801

TOTAL ENERGY		235,610

FINANCIALS - 24.3%
Banks - 13.1%
Bank of America Corp. (e)	1,638,000	40,426
Comerica, Inc. (e)	195,280	13,920
Huntington Bancshares, Inc.	181,200	2,562
JPMorgan Chase & Co. (e)	1,023,057	92,705
KeyCorp (e)	782,920	14,695
Lloyds Banking Group PLC	3,444,300	2,936
M&T Bank Corp.	156,217	26,084
Prosperity Bancshares, Inc.	7,900	589
Regions Financial Corp. (e)	806,200	12,311
Standard Chartered PLC (United Kingdom) (a)	381,284	3,418
SunTrust Banks, Inc. (e)	317,300	18,876
U.S. Bancorp	505,300	27,792
Wells Fargo & Co. (e)	637,850	36,919
		293,233
Capital Markets - 6.3%
Apollo Global Management LLC Class A	77,300	1,758
Ares Capital Corp.	313,142	5,558
Ares Management LP	70,996	1,534
KKR & Co. LP	1,843,796	33,244
Morgan Stanley (e)	447,942	20,458
State Street Corp.	404,999	32,282
The Blackstone Group LP	1,421,503	41,991
TPG Specialty Lending, Inc.	97,270	1,899
Virtu Financial, Inc. Class A (d)	65,400	1,135
		139,859
Insurance - 4.6%
American International Group, Inc.	33,500	2,141
Chubb Ltd.	355,084	49,062
Marsh & McLennan Companies, Inc. (e)	88,200	6,481
MetLife, Inc.	567,957	29,784
Prudential Financial, Inc.	139,598	15,431
		102,899
Mortgage Real Estate Investment Trusts - 0.1%
Agnc Investment Corp.	34,880	685
Two Harbors Investment Corp.	212,941	1,980
		2,665
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	229,990	4,280

TOTAL FINANCIALS		542,936

HEALTH CARE - 9.3%
Biotechnology - 1.3%
Amgen, Inc.	137,449	24,264
Gilead Sciences, Inc.	83,800	5,906
		30,170
Health Care Equipment & Supplies - 2.2%
Dentsply Sirona, Inc.	97,300	6,180
Medtronic PLC	518,982	41,991
		48,171
Health Care Providers & Services - 0.1%
Anthem, Inc.	8,200	1,352
Pharmaceuticals - 5.7%
Astellas Pharma, Inc.	70,700	952
Bristol-Myers Squibb Co.	141,300	8,013
GlaxoSmithKline PLC	1,162,300	23,784
Johnson & Johnson	536,318	65,543
Merck & Co., Inc.	146,100	9,624
Pfizer, Inc.	229,013	7,814
Sanofi SA	76,347	6,586
Teva Pharmaceutical Industries Ltd. sponsored ADR	170,700	5,978
		128,294

TOTAL HEALTH CARE		207,987

INDUSTRIALS - 9.3%
Aerospace & Defense - 3.2%
General Dynamics Corp. (e)	104,200	19,778
Raytheon Co. (e)	69,400	10,698
The Boeing Co.	31,800	5,731
United Technologies Corp.	302,807	34,081
		70,288
Air Freight & Logistics - 1.9%
C.H. Robinson Worldwide, Inc.	34,879	2,803
PostNL NV (a)	1,460,800	6,373
United Parcel Service, Inc. Class B	323,690	34,233
		43,409
Airlines - 0.3%
Allegiant Travel Co.	5,000	871
Copa Holdings SA Class A	61,200	6,517
		7,388
Commercial Services & Supplies - 0.7%
KAR Auction Services, Inc.	294,904	13,218
Waste Connection, Inc. (Canada)	32,193	2,806
		16,024
Electrical Equipment - 0.8%
AMETEK, Inc. (e)	44,700	2,412
Eaton Corp. PLC	164,800	11,862
Regal Beloit Corp.	51,900	3,864
		18,138
Industrial Conglomerates - 2.3%
General Electric Co. (e)	1,682,054	50,142
Machinery - 0.1%
Allison Transmission Holdings, Inc.	67,600	2,432

TOTAL INDUSTRIALS		207,821

INFORMATION TECHNOLOGY - 9.9%
Communications Equipment - 3.7%
Cisco Systems, Inc.	2,414,653	82,533
Electronic Equipment & Components - 0.7%
Dell Technologies, Inc. (a)	124,300	7,892
TE Connectivity Ltd.	102,130	7,606
		15,498
IT Services - 1.5%
First Data Corp. (f)	779,769	12,554
First Data Corp. Class A (a)	397,700	6,403
Paychex, Inc. (e)	167,278	10,274
Sabre Corp.	254,400	5,574
		34,805
Semiconductors & Semiconductor Equipment - 1.7%
KLA-Tencor Corp.	13,400	1,208
Maxim Integrated Products, Inc.	190,300	8,430
Qualcomm, Inc.	442,989	25,020
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	106,000	3,336
		37,994
Software - 1.0%
Microsoft Corp.	314,738	20,137
SS&C Technologies Holdings, Inc.	56,800	1,989
		22,126
Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc. (e)	188,500	25,823
Inventec Corp.	3,486,000	2,589
		28,412

TOTAL INFORMATION TECHNOLOGY		221,368

MATERIALS - 1.8%
Chemicals - 1.3%
LyondellBasell Industries NV Class A	102,400	9,343
Potash Corp. of Saskatchewan, Inc.	196,400	3,407
The Dow Chemical Co.	247,900	15,434
		28,184
Containers & Packaging - 0.5%
WestRock Co.	229,700	12,339

TOTAL MATERIALS		40,523

REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.1%
American Tower Corp.	39,900	4,580
Cousins Properties, Inc.	482,300	4,124
Crown Castle International Corp.	109,500	10,242
Duke Realty LP	189,400	4,856
First Potomac Realty Trust	452,777	4,523
Piedmont Office Realty Trust, Inc. Class A	262,635	6,025
Public Storage	33,600	7,643
Sabra Health Care REIT, Inc.	70,700	1,923
Ventas, Inc.	64,294	4,182
		48,098
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.6%
AT&T, Inc.	798,027	33,350
Verizon Communications, Inc.	969,590	48,121
		81,471
Wireless Telecommunication Services - 0.1%
KDDI Corp.	94,900	2,480

TOTAL TELECOMMUNICATION SERVICES		83,951

UTILITIES - 5.0%
Electric Utilities - 4.4%
American Electric Power Co., Inc.	103,315	6,919
Duke Energy Corp.	80,400	6,637
Entergy Corp.	159,500	12,227
Exelon Corp.	1,143,000	41,960
PPL Corp.	419,200	15,460
Southern Co.	219,525	11,156
Xcel Energy, Inc.	111,900	4,891
		99,250
Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	283,300	7,740
Public Service Enterprise Group, Inc.	102,100	4,695
		12,435

TOTAL UTILITIES		111,685

TOTAL COMMON STOCKS
(Cost $1,693,931)		2,110,150

Convertible Preferred Stocks - 0.2%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Post Holdings, Inc. 5.25% (a)	4,000	569
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Southwestern Energy Co. Series B 6.25%	37,000	712
FINANCIALS - 0.1%
Banks - 0.1%
Wells Fargo & Co. 7.50%	600	735
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.0%
Envision Healthcare Corp. Series A 5.25% (a)	2,700	350
Pharmaceuticals - 0.1%
Allergan PLC 5.50%	857	735

TOTAL HEALTH CARE		1,085

TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. Series A 5.50%	4,300	438
UTILITIES - 0.0%
Multi-Utilities - 0.0%
CenterPoint Energy, Inc. 2.00% ZENS (a)	10,300	722
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $3,977)		4,261
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.2%
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
DISH Network Corp. 3.375% 8/15/26 (f)	750	903
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 9.5% 4/15/19 pay-in-kind	645	344
Scorpio Tankers, Inc. 2.375% 7/1/19 (f)	610	535
		879
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
InterDigital, Inc. 1.5% 3/1/20	540	694
Internet Software & Services - 0.1%
Twitter, Inc. 1% 9/15/21	1,300	1,193
VeriSign, Inc. 3.25% 8/15/37 (g)	270	653
		1,846
TOTAL INFORMATION TECHNOLOGY		2,540

TOTAL CONVERTIBLE BONDS		4,322

Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (f)	530	580
TOTAL CORPORATE BONDS
(Cost $4,651)		4,902

Preferred Securities - 0.1%
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
General Electric Co. 5% (g)(h)
(Cost $1,209)	1,150	1,227
	Shares	Value (000s)

Other - 0.2%
Energy - 0.2%
Oil, Gas, & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest)(c)(i)
(Cost $3,910)	3,910,236	3,910

Money Market Funds - 5.7%
Fidelity Cash Central Fund, 0.60% (j)	121,998,634	122,023
Fidelity Securities Lending Cash Central Fund 0.62% (j)(k)	5,312,052	5,313
TOTAL MONEY MARKET FUNDS
(Cost $127,322)		127,336
TOTAL INVESTMENT PORTFOLIO - 100.6%
(Cost $1,835,000)		2,251,786
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(12,999)
NET ASSETS - 100%		$2,238,787

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium (000s)	Value (000s)
Call Options
AMETEK, Inc.	3/17/17 - $55.00	106	$6	$(4)
Apple, Inc.	3/17/17 - $125.00	894	124	(1,086)
AT&T, Inc.	3/17/17 - $44.00	1,958	27	(5)
Baker Hughes, Inc.	4/21/17 - $67.50	250	29	(4)
Bank of America Corp.	3/17/17 - $25.00	4,042	69	(146)
Chevron Corp.	3/17/17 - $120.00	644	72	(4)
Comcast Corp. Class A	4/21/17 - $38.75	3,096	138	(121)
Comerica, Inc.	4/21/17 - $70.00	486	125	(163)
Crown Castle International Corp.	3/17/17 - $92.50	263	17	(51)
General Dynamics Corp.	5/19/17 - $185.00	268	89	(253)
General Electric Co.	4/21/17 - $32.00	4,138	74	(43)
Halliburton Co.	4/21/17 - $62.50	291	23	(3)
JPMorgan Chase & Co.	4/21/17 - $87.50	2,476	485	(1,127)
KeyCorp	3/17/17 - $20.00	1,906	17	(11)
Marsh & McLennan Companies, Inc.	4/21/17 - $70.00	220	25	(88)
MetLife, Inc.	3/17/17 - $57.50	1,395	135	(6)
Morgan Stanley	4/21/17 - $45.00	1,103	116	(237)
Paychex, Inc.	3/17/17 - $62.50	416	30	(15)
Prudential Financial, Inc.	3/17/17 - $110.00	334	82	(81)
Raytheon Co.	5/19/17 - $155.00	166	42	(73)
Regions Financial Corp.	5/19/17 - $16.00	2,448	78	(119)
Schlumberger Ltd.	3/17/17 - $92.50	228	4	0
SunTrust Banks, Inc.	4/21/17 - $60.00	778	111	(142)
The Hershey Co.	5/19/17 - $110.00	126	35	(42)
Wells Fargo & Co.	3/17/17 - $60.00	1,878	69	(53)
TOTAL WRITTEN OPTIONS			$2,022	$(3,877)

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,364,000 or 0.3% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $101,127,000.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,572,000 or 0.7% of net assets.

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
New Academy Holding Co. LLC unit	8/1/11	$5,565
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16-11/4/16	3,910

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$160
Fidelity Securities Lending Cash Central Fund	39
Total	$199

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$201,684	$198,230	$--	$3,454
Consumer Staples	209,056	208,487	569	--
Energy	236,322	236,322	--	--
Financials	543,671	540,735	2,936	--
Health Care	209,072	177,750	31,322	--
Industrials	207,821	207,821	--	--
Information Technology	221,368	221,368	--	--
Materials	40,523	40,523	--	--
Real Estate	48,098	48,098	--	--
Telecommunication Services	84,389	81,909	2,480	--
Utilities	112,407	111,685	722	--
Corporate Bonds	4,902	--	4,902	--
Preferred Securities	1,227	--	1,227	--
Other	3,910	--	--	3,910
Money Market Funds	127,336	127,336	--	--
Total Investments in Securities:	$2,251,786	$2,200,264	$44,158	$7,364
Derivative Instruments:
Liabilities
Written Options	$(3,877)	$(2,604)	$(1,273)	$--
Total Liabilities	$(3,877)	$(2,604)	$(1,273)	$--
Total Derivative Instruments:	$(3,877)	$(2,604)	$(1,273)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At February 28, 2017, the cost of investment securities for income tax purposes was $1,844,405,000. Net unrealized appreciation aggregated $407,381,000, of which $484,631,000 related to appreciated investment securities and $77,250,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Dividend Growth Fund

February 28, 2017

ADGF-QTLY-0417
1.797922.113

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.3%
Diversified Consumer Services - 0.2%
Service Corp. International	37,800	$1,162
ServiceMaster Global Holdings, Inc. (a)	15,000	597
		1,759
Hotels, Restaurants & Leisure - 1.9%
Cedar Fair LP (depositary unit)	71,509	4,897
Las Vegas Sands Corp.	76,500	4,051
McDonald's Corp.	83,300	10,633
		19,581
Internet & Direct Marketing Retail - 0.2%
Liberty Interactive Corp. QVC Group Series A (a)	113,100	2,135
Media - 2.9%
Charter Communications, Inc. Class A (a)	23,800	7,689
Comcast Corp. Class A	583,050	21,818
		29,507
Multiline Retail - 0.2%
Dollar General Corp.	30,300	2,213
Specialty Retail - 2.5%
AutoZone, Inc. (a)	12,400	9,133
Foot Locker, Inc.	109,691	8,300
Kingfisher PLC	4,121	17
L Brands, Inc.	71,700	3,773
Ross Stores, Inc.	61,200	4,197
		25,420
Textiles, Apparel & Luxury Goods - 0.4%
VF Corp.	86,300	4,526

TOTAL CONSUMER DISCRETIONARY		85,141

CONSUMER STAPLES - 11.9%
Beverages - 5.0%
Anheuser-Busch InBev SA NV	19,500	2,133
Coca-Cola European Partners PLC	74,500	2,584
Constellation Brands, Inc. Class A (sub. vtg.)	33,300	5,288
Dr. Pepper Snapple Group, Inc.	70,911	6,626
Molson Coors Brewing Co. Class B	98,500	9,888
PepsiCo, Inc.	123,000	13,577
The Coca-Cola Co.	275,310	11,552
		51,648
Food & Staples Retailing - 1.8%
CVS Health Corp.	85,800	6,914
Kroger Co.	173,020	5,502
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	36,693	1,634
Rite Aid Corp. (a)	35,800	215
Walgreens Boots Alliance, Inc.	49,723	4,295
		18,560
Food Products - 0.8%
Hilton Food Group PLC	243,744	1,892
Hostess Brands, Inc. Class A (a)	76,900	1,171
Mead Johnson Nutrition Co. Class A	23,800	2,089
Morinaga & Co. Ltd.	11,900	536
The J.M. Smucker Co.	13,700	1,942
The Kraft Heinz Co.	10,700	979
		8,609
Household Products - 1.9%
Colgate-Palmolive Co.	53,600	3,912
Procter & Gamble Co.	175,388	15,973
		19,885
Personal Products - 0.7%
Coty, Inc. Class A	405,584	7,617
Tobacco - 1.7%
British American Tobacco PLC (United Kingdom)	120,357	7,602
Reynolds American, Inc.	152,200	9,371
		16,973

TOTAL CONSUMER STAPLES		123,292

ENERGY - 8.6%
Energy Equipment & Services - 0.3%
Baker Hughes, Inc.	43,500	2,622
Oil, Gas & Consumable Fuels - 8.3%
Chevron Corp.	216,890	24,400
ConocoPhillips Co.	350,600	16,678
Exxon Mobil Corp.	293,222	23,845
Imperial Oil Ltd. (b)	196,100	6,126
Kinder Morgan, Inc.	194,700	4,149
Northern Oil & Gas, Inc. (a)(b)	128,694	386
PrairieSky Royalty Ltd. (b)	119,900	2,804
Suncor Energy, Inc.	235,680	7,337
		85,725

TOTAL ENERGY		88,347

FINANCIALS - 18.9%
Banks - 13.5%
Bank of America Corp.	1,144,403	28,244
Citigroup, Inc.	305,523	18,273
JPMorgan Chase & Co.	317,493	28,771
PacWest Bancorp	159,000	8,761
Stock Yards Bancorp, Inc.	20,700	915
SunTrust Banks, Inc.	163,100	9,703
U.S. Bancorp	306,517	16,858
Wells Fargo & Co.	471,090	27,267
		138,792
Capital Markets - 2.6%
Diamond Hill Investment Group, Inc.	15,100	3,028
FactSet Research Systems, Inc.	3,000	534
MSCI, Inc.	70,700	6,688
S&P Global, Inc.	127,467	16,503
		26,753
Consumer Finance - 0.8%
Capital One Financial Corp.	83,400	7,828
Imperial Holdings, Inc. warrants 4/11/19 (a)	4,481	0
		7,828
Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc. Class B (a)	72,700	12,462
Insurance - 0.8%
Chubb Ltd.	63,600	8,788

TOTAL FINANCIALS		194,623

HEALTH CARE - 10.9%
Biotechnology - 2.3%
Alexion Pharmaceuticals, Inc. (a)	28,000	3,675
Amgen, Inc.	97,137	17,148
Gilead Sciences, Inc.	46,800	3,298
United Therapeutics Corp. (a)	1,200	177
		24,298
Health Care Equipment & Supplies - 2.7%
Boston Scientific Corp. (a)	113,200	2,779
Danaher Corp.	123,094	10,531
Medtronic PLC	177,502	14,362
		27,672
Health Care Technology - 0.2%
CompuGroup Medical AG	43,779	1,754
Pharmaceuticals - 5.7%
Allergan PLC	56,900	13,930
Bristol-Myers Squibb Co.	32,700	1,854
GlaxoSmithKline PLC	167,900	3,436
Johnson & Johnson	272,502	33,302
Teva Pharmaceutical Industries Ltd. sponsored ADR	170,600	5,974
		58,496

TOTAL HEALTH CARE		112,220

INDUSTRIALS - 7.7%
Aerospace & Defense - 1.7%
BWX Technologies, Inc.	36,600	1,700
General Dynamics Corp.	42,900	8,143
United Technologies Corp.	70,800	7,969
		17,812
Commercial Services & Supplies - 0.3%
Deluxe Corp.	45,900	3,378
Electrical Equipment - 1.7%
AMETEK, Inc.	224,800	12,132
Fortive Corp.	83,197	4,796
		16,928
Industrial Conglomerates - 2.9%
General Electric Co.	538,400	16,050
Honeywell International, Inc.	55,400	6,897
Roper Technologies, Inc.	33,796	7,070
		30,017
Machinery - 0.8%
Caterpillar, Inc.	79,200	7,655
Professional Services - 0.1%
Recruit Holdings Co. Ltd.	24,800	1,216
Trading Companies & Distributors - 0.2%
Fastenal Co.	35,800	1,791
Now, Inc. (a)	17,720	339
		2,130

TOTAL INDUSTRIALS		79,136

INFORMATION TECHNOLOGY - 20.1%
Communications Equipment - 1.4%
Cisco Systems, Inc.	431,179	14,738
Electronic Equipment & Components - 0.1%
Dell Technologies, Inc. (a)	20,607	1,308
Internet Software & Services - 3.1%
Alphabet, Inc. Class C (a)	39,028	32,128
IT Services - 3.3%
Accenture PLC Class A	120,100	14,712
Fidelity National Information Services, Inc.	91,698	7,544
Sabre Corp.	147,600	3,234
Total System Services, Inc.	158,800	8,651
		34,141
Semiconductors & Semiconductor Equipment - 1.4%
Intel Corp.	59,600	2,158
KLA-Tencor Corp.	11,900	1,072
NXP Semiconductors NV (a)	11,800	1,213
Qualcomm, Inc.	175,478	9,911
		14,354
Software - 5.8%
Activision Blizzard, Inc.	316,517	14,284
Constellation Software, Inc.	2,400	1,127
Micro Focus International PLC	291,300	7,894
Microsoft Corp.	510,163	32,640
Oracle Corp.	42,028	1,790
SAP AG	23,762	2,213
		59,948
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	373,724	51,198

TOTAL INFORMATION TECHNOLOGY		207,815

MATERIALS - 5.3%
Chemicals - 4.3%
E.I. du Pont de Nemours & Co.	151,800	11,922
LyondellBasell Industries NV Class A	136,100	12,418
Monsanto Co.	81,600	9,289
PPG Industries, Inc.	17,900	1,833
The Dow Chemical Co.	88,300	5,498
The Scotts Miracle-Gro Co. Class A	8,735	792
W.R. Grace & Co.	37,700	2,671
		44,423
Containers & Packaging - 1.0%
Ball Corp.	145,215	10,678

TOTAL MATERIALS		55,101

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
American Tower Corp.	86,400	9,918
Corrections Corp. of America	3,000	101
		10,019
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	449,200	18,772
TOTAL COMMON STOCKS
(Cost $744,350)		974,466
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 9.5% 4/15/19 pay-in-kind (Cost $629)	989	528
	Shares	Value (000s)

Money Market Funds - 6.1%
Fidelity Cash Central Fund, 0.60% (c)	55,690,817	55,702
Fidelity Securities Lending Cash Central Fund 0.62% (c)(d)	6,911,924	6,913
TOTAL MONEY MARKET FUNDS
(Cost $62,608)		62,615
TOTAL INVESTMENT PORTFOLIO - 100.6%
(Cost $807,587)		1,037,609
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(5,911)
NET ASSETS - 100%		$1,031,698

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$82
Fidelity Securities Lending Cash Central Fund	4
Total	$86

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$85,141	$85,124	$17	$--
Consumer Staples	123,292	113,557	9,735	--
Energy	88,347	88,347	--	--
Financials	194,623	194,623	--	--
Health Care	112,220	108,784	3,436	--
Industrials	79,136	79,136	--	--
Information Technology	207,815	205,602	2,213	--
Materials	55,101	55,101	--	--
Real Estate	10,019	10,019	--	--
Telecommunication Services	18,772	18,772	--	--
Corporate Bonds	528	--	528	--
Money Market Funds	62,615	62,615	--	--
Total Investments in Securities:	$1,037,609	$1,021,680	$15,929	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At February 28, 2017, the cost of investment securities for income tax purposes was $807,973,000. Net unrealized appreciation aggregated $229,636,000, of which $249,736,000 related to appreciated investment securities and $20,100,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Real Estate High Income Fund

February 28, 2017

REHI-QTLY-0417
1.814099.112

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 3.9%
		Principal Amount(a)	Value
Diversified Financial Services - 0.1%
CBL & Associates LP 4.6% 10/15/24		$1,144,000	$1,071,532
Healthcare - 0.8%
MPT Operating Partnership LP/MPT Finance Corp. 5.25% 8/1/26		400,000	404,000
Omega Healthcare Investors, Inc.:
4.95% 4/1/24		311,000	321,228
5.875% 3/15/24		1,790,000	1,845,839
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23		3,000,000	3,000,000
Senior Housing Properties Trust 6.75% 4/15/20		3,000,000	3,243,780

TOTAL HEALTHCARE			8,814,847

Homebuilders/Real Estate - 1.4%
CalAtlantic Group, Inc. 8.375% 5/15/18		1,000,000	1,068,750
CBRE Group, Inc. 5% 3/15/23		2,325,000	2,408,877
DDR Corp.:
4.625% 7/15/22		288,000	303,835
7.875% 9/1/20		2,437,000	2,828,738
Howard Hughes Corp. 6.875% 10/1/21 (b)		1,715,000	1,802,894
Hunt Companies, Inc. 9.625% 3/1/21 (b)		4,235,000	4,467,925
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (b)		1,170,000	1,210,950
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22		1,000,000	1,055,615

TOTAL HOMEBUILDERS/REAL ESTATE			15,147,584

Hotels - 1.5%
ESH Hospitality, Inc. 5.25% 5/1/25 (b)		4,250,000	4,287,188
FelCor Lodging LP 5.625% 3/1/23		755,000	790,772
Host Hotels & Resorts LP 4.75% 3/1/23		890,000	942,764
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/23		2,300,000	2,348,875
Times Square Hotel Trust 8.528% 8/1/26 (b)		5,919,758	7,081,719

TOTAL HOTELS			15,451,318

Super Retail - 0.1%
JC Penney Corp., Inc. 5.875% 7/1/23 (b)		720,000	721,350
TOTAL NONCONVERTIBLE BONDS
(Cost $38,742,481)			41,206,631

Asset-Backed Securities - 2.6%
American Homes 4 Rent:
Series 2014-SFR1 Class E, 3.2683% 6/17/31 (b)(c)		3,968,000	3,981,093
Series 2014-SFR2 Class E, 6.231% 10/17/36 (b)		672,000	727,652
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)		1,864,000	2,077,965
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)		2,557,223	2,714,853
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (b)		4,476,000	4,800,886
Class XS, 0% 10/17/45 (b)(c)(d)		3,255,303	33
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 3.8948% 6/26/34 (b)(c)		73,793	17,178
Capital Trust RE CDO Ltd. Series 2005-1A:
Class D, 2.2794% 3/20/50 (b)(c)		750,000	75
Class E, 2.8794% 3/20/50 (b)(c)		3,000,000	300
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (b)		2,687,456	146,950
Crest Ltd.:
Series 2000-1A Class D, 10% 8/31/36 (b)		718,231	72
Series 2004-1A Class H1, 4.729% 1/28/40 (b)(c)		2,837,777	284
Invitation Homes Trust:
Series 2014-SFR1:
Class E, 4.0183% 6/17/31 (b)(c)		2,500,000	2,499,987
Class F, 4.5183% 6/17/31 (b)(c)		2,431,000	2,430,986
Series 2014-SFR3 Class E, 5.2722% 12/17/31 (b)(c)		943,000	944,623
Series 2014-SRF2 Class F, 4.7683% 9/17/31 (b)(c)		1,000,000	1,000,652
Series 2015-SRF1 Class E, 4.968% 3/17/32 (b)(c)		1,000,000	1,004,251
Merit Securities Corp. Series 13 Class M1, 7.323% 12/28/33 (c)		1,665,000	1,723,849
Progress Residential Trust Series 2015-SFR3 Class F, 6.643% 11/12/32 (b)		714,000	739,582
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		256,832	152,365
Taberna Preferred Funding III Ltd. Series 2005-3A:
Class D, 3.6837% 2/5/36 (b)(c)		2,707,775	271
Class E, 5.5337% 2/5/36 (b)(c)		846,421	85
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 5.5337% 12/5/36 (b)(c)		5,007,921	501
Tricon American Homes Trust Series 2016-SFR1 Class F, 6.038% 11/17/33 (b)		1,914,000	1,911,267
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class A1, 1.2312% 11/21/40 (b)(c)		85,830	85,959
TOTAL ASSET-BACKED SECURITIES
(Cost $38,294,701)			26,961,719

Collateralized Mortgage Obligations - 1.2%
Private Sponsor - 1.2%
Countrywide Home Loans, Inc. Series 2003-R1:
Class 2B4, 3.2853% 2/25/43 (b)(c)		49,284	31,260
Class 2B5, 3.2853% 2/25/43 (b)(c)		104,800	17,812
Credit Suisse First Boston Mortgage Acceptance Corp. Series 2004-6 Class B4, 4.7494% 9/25/19 (b)(c)		8,799	23
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-26 Class 4B3, 7% 10/25/17		16,288	14,591
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3604% 12/25/46 (b)(c)		6,045,000	6,496,284
Series 2010-K7 Class B, 5.4494% 4/25/20 (b)(c)		5,000,000	5,403,127
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B9, 12.7133% 6/10/35 (b)(c)		128,034	76,888
RESIX Finance Ltd. floater:
Series 2004-A Class B7, 5.0217% 2/10/36 (b)(c)		58,929	6,318
Series 2004-B:
Class B8, 5.5133% 2/10/36 (b)(c)		56,102	5,558
Class B9, 9.0133% 2/10/36 (b)(c)		50,725	1,190
Series 2004-C Class B7, 4.2633% 9/10/36 (b)(c)		223,625	18,559

TOTAL PRIVATE SPONSOR			12,071,610

U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41 (e)		89,408	8,867
Series 2002-W1 subordinate REMIC pass thru certificates:
Class 3B3, 3.3273% 2/25/42 (b)(c)		58,908	42,233
Class 3B5, 3.3273% 2/25/42 (b)(c)		2,058	225
Series 2002-W6 subordinate REMIC pass thru certificates, Class 3B4, 3.4326% 1/25/42 (b)(c)		52,434	28,171
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 3.9274% 12/25/42 (c)(e)		265,512	25,320
Series 2003-W10 subordinate REMIC pass thru certificates:
Class 2B4, 3.3169% 6/25/43 (c)(e)		195,797	79,889
Class 2B5, 3.3169% 6/25/43 (c)(e)		61,299	5,107

TOTAL U.S. GOVERNMENT AGENCY			189,812

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $11,744,092)			12,261,422

Commercial Mortgage Securities - 78.7%
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (b)		1,230,000	1,376,348
Asset Securitization Corp. Series 1997-D4 Class B5, 7.525% 4/14/29		4,476,925	4,469,770
Aventura Mall Trust Series 2013-AVM Class E, 3.7427% 12/5/32 (b)(c)		5,000,000	5,100,552
Banc of America Commercial Mortgage Trust:
Series 2005-1 Class CJ, 5.4043% 11/10/42 (c)		155,352	155,240
Series 2005-5 Class D, 5.4073% 10/10/45 (c)		678,953	678,889
Series 2008-1 Class D, 6.282% 2/10/51 (b)(c)		1,970,000	1,490,425
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3 Class D, 3.25% 2/15/50 (b)		2,642,000	2,133,973
Bank of America Commercial Mortgage Trust Series 2015-UBS7 Class C, 4.3662% 9/15/48 (c)		1,826,000	1,870,761
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class E, 4.2844% 9/10/28 (b)(c)		7,884,000	7,399,334
BBCMS Mortgage Trust Series 2016-ETC Class D, 3.6089% 8/14/36 (b)(c)		2,100,000	2,030,872
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T22 Class B, 5.714% 4/12/38 (b)(c)		878,917	894,945
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (b)		4,834,252	5,027,670
BKB Commercial Mortgage Trust Series 1997-C1 Class H, 1.04% 10/25/22 (b)(c)		20,367	18,979
BLCP Hotel Trust:
floater Series 2014-CLRN Class F, 3.8036% 8/15/29 (b)(c)		2,591,000	2,513,080
Series 2014-CLMZ Class M, 6.4975% 8/15/29(b)(c)		3,720,199	3,715,367
CCRESG Commercial Mortgage Trust Series 2016-HEAT Class E, 5.4883% 4/10/29 (b)(c)		3,478,000	3,305,168
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (b)		2,977,000	2,375,978
CG-CCRE Commercial Mortgage Trust:
Series 2014-FL1:
Class YTC2, 3.193% 6/15/31 (b)(c)		2,383,609	2,284,451
Class YTC3, 3.193% 6/15/31 (b)(c)		856,962	817,251
Series 2014-FL1, 3.193% 6/15/31 (b)(c)		2,383,609	2,293,527
CGBAM Commercial Mortgage Trust Series 2015-SMRT:
Class E, 3.7859% 4/10/28 (b)(c)		683,000	680,522
Class F, 3.7859% 4/10/28 (b)(c)		3,987,000	3,914,719
CGGS Commercial Mortgage Trust Series 2016-RND Class DFL, 5.5172% 2/15/33 (b)(c)		975,200	981,960
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (b)		2,890,285	2,948,272
Series 1998-2 Class J, 6.39% 11/18/30 (b)		3,329,253	3,347,151
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.1056% 9/10/46 (b)(c)		8,792,000	8,323,871
Series 2015-SHP2 Class E, 4.35% 7/15/27 (b)(c)		3,568,000	3,574,981
Series 2016-C3 Class D, 3% 11/15/49 (b)		5,297,000	3,955,969
Series 2016-SMPL Class E, 4.509% 9/10/31 (b)		1,722,000	1,675,560
COMM Mortgage Trust:
floater Series 2014-PAT Class E, 3.9172% 8/13/27 (b)(c)		3,339,000	3,343,183
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)		5,250,000	3,656,925
Series 2012-CR1:
Class C, 5.3506% 5/15/45 (c)		2,060,000	2,172,145
Class D, 5.3506% 5/15/45 (b)(c)		6,994,000	7,062,610
Class G, 2.462% 5/15/45 (b)		966,000	542,735
Series 2012-CR5 Class D, 4.3303% 12/10/45 (b)(c)		1,550,000	1,463,842
Series 2012-LC4 Class D, 5.622% 12/10/44 (b)(c)		7,914,000	7,872,088
Series 2013-CCRE6 Class E, 4.1705% 3/10/46 (b)(c)		189,000	133,877
Series 2013-CR10:
Class C, 4.7887% 8/10/46 (b)(c)		1,310,000	1,344,940
Class D, 4.7887% 8/10/46 (b)(c)		4,410,000	3,720,431
Series 2013-CR12 Class D, 5.0816% 10/10/46 (b)(c)		7,745,000	6,874,229
Series 2013-CR6 Class F, 4.1705% 3/10/46 (b)(c)		1,727,000	1,033,476
Series 2013-CR9 Class D, 4.2558% 7/10/45 (b)(c)		1,184,000	1,004,672
Series 2013-LC6 Class D, 4.2838% 1/10/46 (b)(c)		6,025,000	5,364,545
Series 2014-CR15 Class D, 4.7612% 2/10/47 (b)(c)		1,273,000	1,120,200
Series 2014-CR17:
Class D, 4.7988% 5/10/47 (b)(c)		3,728,000	3,151,806
Class E, 4.7988% 5/10/47 (b)(c)		662,000	438,081
Series 2014-UBS2 Class D, 5.0148% 3/10/47 (b)(c)		4,146,000	3,550,588
Series 2015-3BP Class F, 3.2384% 2/10/35 (b)(c)		5,288,000	4,568,379
Series 2015-CR23 Class CME, 3.6845% 5/10/48 (b)(c)		1,991,000	1,801,894
Series 2016-CD1 Class D, 2.7723% 8/10/49 (b)(c)		2,782,000	2,077,983
Commercial Mortgage Asset Trust Series 1999-C2:
Class G, 6% 11/17/32		1,430,978	1,467,434
Class H, 6% 11/17/32 (b)		3,396,163	3,462,044
Commercial Mortgage Trust Series 2016-CD2:
Class C, 3.031% 11/10/49		1,500,000	1,496,130
Class D, 2.7818% 11/10/49 (c)		2,017,000	1,546,345
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class E, 4.8545% 8/15/45 (b)(c)		6,370,000	6,198,915
Class F, 4.25% 8/15/45 (b)		7,900,000	6,169,470
Series 2014-CR2 Class G, 4.25% 8/15/45 (b)		1,868,000	1,101,595
Core Industrial Trust:
Series 2015-CALW Class G, 3.8504% 2/10/34 (b)(c)		3,107,000	3,017,427
Series 2015-TEXW Class F, 3.8487% 2/10/34 (b)(c)		2,080,000	1,944,177
Series 2015-WEST Class F, 4.2268% 2/10/37 (b)(c)		6,476,000	6,000,974
Cosmopolitan Hotel Trust floater Series 2016-CSMO Class C, 3.42% 11/15/33 (b)(c)		2,816,000	2,854,715
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1:
Class F, 6% 5/17/40 (b)		3,073,175	3,139,738
Class H, 6% 5/17/40 (b)		2,501,042	1,971,777
Series 1998-C2:
Class F, 6.75% 11/15/30 (b)		156,830	157,012
Class G, 6.75% 11/15/30 (b)		1,065,000	1,079,173
CSMC Trust:
floater Series 2015-DEAL:
Class D, 3.87% 4/15/29 (b)(c)		4,500,000	4,514,078
Class E, 4.77% 4/15/29 (b)(c)		2,000,000	2,007,507
Class F, 5.52% 4/15/29 (b)(c)		2,721,000	2,721,299
Series 2016-MFF Class F, 8.0183% 11/15/33 (b)(c)		4,003,000	4,013,121
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (b)(c)		5,120,000	4,601,348
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class D, 5.6846% 11/10/46 (b)(c)		1,000,000	1,086,743
Class E, 5.6846% 11/10/46 (b)(c)		8,929,000	9,339,177
Class F, 5.6846% 11/10/46 (b)(c)		7,806,000	7,523,777
Class G, 4.652% 11/10/46 (b)		9,378,000	8,139,952
Series 2011-LC3A Class D, 5.3454% 8/10/44 (b)(c)		4,111,000	4,205,035
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.4948% 9/10/49 (c)		2,200,000	2,098,932
Freddie Mac:
pass-thru certificates Series K013 Class X3, 2.9089% 1/25/43 (c)(d)		5,370,000	528,708
Series KAIV Class X2, 3.6147% 6/25/46 (c)(d)		2,780,000	379,652
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.1953% 9/25/45 (b)(c)		4,544,000	4,879,983
Series 2011-K10 Class B, 4.6307% 11/25/49 (b)(c)		2,500,000	2,674,299
Series 2011-K11 Class B, 4.423% 12/25/48 (b)(c)		3,190,000	3,369,357
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class EFX, 3.3822% 12/15/34 (b)(c)		6,500,000	6,422,727
Class FFX, 3.3822% 12/15/34 (b)(c)		4,631,000	4,510,641
GE Capital Commercial Mortgage Corp. Series 2005-C3 Class J, 5.1015% 7/10/45 (b)(c)		894,861	562,511
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		1,574,431	1,537,084
Series 1997-C2:
Class G, 6.75% 4/15/29 (c)		829,400	837,812
Class H, 6.75% 4/15/29 (c)		6,130,384	4,778,957
Series 1999-C2I Class K, 6.481% 9/15/33		7,875,000	7,116,812
GP Portfolio Trust Series 2014-GPP:
Class D, 3.4539% 2/15/27 (b)(c)		2,691,000	2,676,437
Class E, 4.5539% 2/15/27 (b)(c)		1,717,000	1,664,287
Grace Mortgage Trust Series 2014-GRCE Class F, 3.5901% 6/10/28 (b)(c)		1,491,000	1,481,191
GS Mortgage Securities Corp. II Series 2010-C1:
Class D, 6.0631% 8/10/43 (b)(c)		4,985,000	5,031,819
Class E, 4% 8/10/43 (b)		5,951,000	5,592,090
Class F, 4% 8/10/43 (b)		3,909,000	3,294,879
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.1838% 12/10/43 (b)(c)		4,100,000	4,116,434
Series 2011-GC3 Class D, 5.6325% 3/10/44 (b)(c)		1,239,000	1,259,930
Series 2011-GC5:
Class C, 5.3996% 8/10/44 (b)(c)		5,010,000	5,371,388
Class D, 5.3996% 8/10/44 (b)(c)		7,012,000	6,778,575
Class E, 5.3996% 8/10/44 (b)(c)		966,000	833,934
Class F, 4.5% 8/10/44 (b)		4,500,000	3,363,516
Series 2012-GC6:
Class D, 5.6524% 1/10/45 (b)(c)		3,529,000	3,449,324
Class E, 5% 1/10/45 (b)(c)		1,822,000	1,514,660
Series 2012-GC6I Class F, 5% 1/10/45 (c)		1,810,000	1,196,126
Series 2012-GCJ7:
Class C, 5.7242% 5/10/45 (c)		5,830,000	6,146,382
Class D, 5.7242% 5/10/45 (b)(c)		10,512,500	10,126,273
Class E, 5% 5/10/45 (b)		6,263,000	4,883,004
Class F, 5% 5/10/45 (b)		8,442,000	5,332,349
Series 2012-GCJ9 Class D, 4.8518% 11/10/45 (b)(c)		4,788,000	4,493,024
Series 2013-GC12 Class D, 4.4756% 6/10/46 (b)(c)		1,043,000	915,890
Series 2013-GC13 Class D, 4.2029% 7/10/46 (b)(c)		6,567,000	5,952,749
Series 2013-GC16:
Class D, 5.3201% 11/10/46 (b)(c)		4,709,000	4,369,397
Class F, 3.5% 11/10/46 (b)		3,037,000	1,994,128
Series 2016-GS2 Class C, 4.53% 5/10/49 (c)		2,959,000	3,063,215
Series 2016-GS3 Class D, 2.728% 10/10/49 (b)		7,306,000	5,325,363
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (b)		4,683,000	4,519,353
Series 2016-RENT:
Class E, 4.0667% 2/10/29 (b)(c)		2,050,000	2,014,397
Class F, 4.0667% 2/10/29 (b)(c)		6,374,000	5,918,376
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 4.0172% 7/15/29 (b)(c)		2,884,000	2,822,257
Series 2016-HHV Class F, 4.1935% 11/5/38 (b)(c)		4,500,000	3,509,194
Series 2016-SFP Class F, 6.0801% 11/5/35 (b)		2,207,000	2,159,199
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22 Class D, 4.5599% 9/15/47 (b)(c)		2,472,000	2,010,972
Series 2014-C26 Class D, 3.9259% 1/15/48 (b)(c)		2,796,000	2,281,002
Series 2015-C32 Class C, 4.6681% 11/15/48 (c)		8,179,000	7,806,649
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.4619% 12/15/49 (b)		701,000	538,861
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class D, 3.097% 12/15/49 (b)(c)		4,642,000	3,481,480
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2003-C1 Class F, 5.4363% 1/12/37 (b)(c)		805,000	791,200
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (b)(c)		2,260,000	2,571,773
Class D, 7.4453% 12/5/27 (b)(c)		10,670,000	11,955,981
Series 2010-CNTR Class D, 6.1838% 8/5/32 (b)(c)		4,170,000	4,543,088
Series 2012-CBX:
Class D, 5.2147% 6/16/45 (b)(c)		4,050,000	4,090,948
Class E, 5.2147% 6/15/45 (b)(c)		3,618,000	3,593,393
Class F, 4% 6/15/45 (b)		4,494,000	3,477,429
Class G 4% 6/15/45 (b)		4,957,000	2,958,587
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-INN:
Class E, 4.37% 6/15/29 (b)(c)		3,407,000	3,411,271
Class F, 4.77% 6/15/29 (b)(c)		4,191,000	4,122,710
Series 2004-CBX Class D, 5.097% 1/12/37 (c)		1,215,000	1,242,655
Series 2005-LDP2:
Class C, 4.911% 7/15/42 (c)		1,378,993	1,378,220
Class F, 5.01% 7/15/42 (c)		811,000	783,035
Series 2011-C3:
Class E, 5.6194% 2/15/46 (b)(c)		2,903,000	2,908,713
Class H, 4.409% 2/15/46 (b)(c)		3,147,000	2,291,469
Series 2011-C4:
Class E, 5.5344% 7/15/46 (b)(c)		6,160,000	6,290,532
Class F, 3.873% 7/15/46 (b)		555,000	450,623
Class H, 3.873% 7/15/46 (b)		3,221,000	2,188,651
Class NR, 3.873% 7/15/46 (b)		1,588,500	911,828
Class TAC1, 7.99% 7/15/46 (b)		3,086,627	3,106,548
Class TAC2, 7.99% 7/15/46 (b)		3,196,000	3,180,882
Series 2011-C5:
Class C, 5.4077% 8/15/46 (b)(c)		5,803,234	6,200,420
Class D, 5.4077% 8/15/46 (b)(c)		2,000,000	2,028,218
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (c)		201,000	200,289
Class D, 4.2603% 4/15/46 (c)		4,395,000	4,013,968
Class E, 3.25% 4/15/46 (b)(c)		104,000	73,393
Class F, 3.25% 4/15/46 (b)(c)		7,077,000	3,814,323
Series 2014-DSTY:
Class D, 3.8046% 6/10/27 (b)(c)		3,858,000	3,703,871
Class E, 3.8046% 6/10/27 (b)(c)		4,173,000	3,877,267
Series 2015-UES Class F, 3.621% 9/5/32 (b)(c)		4,221,000	3,980,430
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C8 Class H, 6% 7/15/31 (b)		267,452	228,036
Ladder Capital Commercial Mortgage Securities Trust Series 2014-909 Class E, 3.8979% 5/15/31 (b)(c)		5,117,000	4,983,382
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class K, 6.3% 2/18/30 (b)		1,634,963	1,407,700
Liberty Street Trust Series 2016-225L:
Class D, 4.6485% 2/10/36 (b)(c)		2,459,000	2,572,893
Class E, 4.6485% 2/10/36 (b)(c)		2,478,000	2,403,220
LSTAR Commercial Mortgage Trust Series 2014-2:
Class D, 4.8497% 1/20/41 (b)(c)		1,228,000	1,208,827
Class E, 4.8497% 1/20/41 (b)(c)		1,913,000	1,703,681
Mach One Trust LLC Series 2004-1A:
Class L, 5.45% 5/28/40 (b)(c)		1,393,000	1,363,747
Class M, 5.45% 5/28/40 (b)(c)		1,533,000	1,415,726
Merrill Lynch Mortgage Investors Trust Series 1997-C2 Class F, 6.25% 12/10/29 (c)		1,511,954	1,508,525
Merrill Lynch Mortgage Trust Series 2006-C1 Class AJ, 5.6574% 5/12/39 (c)		2,408,380	2,407,192
Mezz Capital Commercial Mortgage Trust:
Series 2004-C1 Class IO, 9.321% 1/15/37 (b)(c)(d)		17,679	1,285
Series 2004-C2 Class D, 7.347% 10/15/40 (b)		693,294	69
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31 (b)		2,000,000	1,884,276
Series 2012-C6 Class D, 4.6476% 11/15/45 (b)(c)		4,361,000	4,292,051
Series 2013-C12 Class D, 4.765% 10/15/46 (b)(c)		4,000,000	3,646,720
Series 2013-C13:
Class D, 4.8909% 11/15/46 (b)(c)		5,023,000	4,689,473
Class E, 4.8909% 11/15/46 (b)(c)		2,000,000	1,484,435
Series 2013-C7:
Class D, 4.2691% 2/15/46 (b)(c)		4,540,000	4,124,135
Class E, 4.2691% 2/15/46 (b)(c)		1,580,000	1,140,061
Series 2013-C8 Class D, 4.0616% 12/15/48 (b)(c)		2,260,000	1,993,855
Series 2013-C9:
Class C, 4.0663% 5/15/46 (c)		3,070,000	3,077,728
Class D, 4.1543% 5/15/46 (b)(c)		5,331,000	4,919,517
Series 2016-C30:
Class C, 4.1338% 9/15/49 (c)		1,722,000	1,651,777
Class D, 2.6% 9/15/49 (b)		1,629,000	1,172,111
Series 2016-C31 Class D, 3% 11/15/49 (b)(c)		2,945,000	2,024,782
Series 2016-C32:
Class C, 4.296% 12/15/49		1,000,000	970,462
Class D, 3.396% 12/15/49 (b)		3,703,000	2,641,671
Morgan Stanley Capital I Trust:
floater Series 2006-XLF Class J, 1.134% 7/15/19 (b)(c)		2,609,698	2,596,052
sequential payer Series 2012-C4 Class E, 5.4366% 3/15/45 (b)(c)		5,018,000	4,426,170
Series 1997-RR Class F, 7.4984% 4/30/39(b)(c)		202,254	201,242
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)		1,146,147	1,133,123
Series 1999-CAM1:
Class M, 6.54% 3/15/32 (b)		55,203	54,669
Class N, 6.54% 3/15/32 (b)		39,157	39,164
Series 1999-WF1:
Class N, 5.91% 11/15/31 (b)		1,600,000	1,586,101
Class O, 5.91% 11/15/31 (b)		1,199,225	1,038,038
Series 2004-IQ7 Class G, 5.2387% 6/15/38 (b)(c)		1,140,000	1,156,108
Series 2011-C1:
Class C, 5.4321% 9/15/47 (b)(c)		2,050,000	2,235,046
Class D, 5.4321% 9/15/47 (b)(c)		10,522,000	11,271,671
Class E, 5.4321% 9/15/47 (b)(c)		1,500,000	1,595,444
Series 2011-C2:
Class D, 5.4725% 6/15/44 (b)(c)		6,316,000	6,509,185
Class E, 5.4725% 6/15/44 (b)(c)		4,900,000	5,021,535
Class F, 5.4725% 6/15/44 (b)(c)		3,620,000	3,458,768
Series 2011-C3:
Class C, 5.155% 7/15/49 (b)(c)		1,920,000	2,058,468
Class D, 5.155% 7/15/49 (b)(c)		7,530,000	7,689,988
Class E, 5.155% 7/15/49 (b)(c)		3,029,000	3,015,005
Class G, 5.155% 7/15/49 (b)(c)		4,040,000	3,323,281
Series 2012-C4:
Class D, 5.4366% 3/15/45 (b)(c)		1,950,000	1,995,581
Class F, 3.07% 3/15/45 (b)		1,500,000	1,020,861
Series 2014-150E:
Class C, 4.295% 9/9/32 (b)(c)		2,867,000	2,986,960
Class F, 4.295% 9/9/32 (b)(c)		2,900,000	2,622,718
Series 2014-CPT Class F, 3.4455% 7/13/29 (b)(c)		4,412,000	4,336,147
Series 2015-MS1:
Class C, 4.0297% 5/15/48 (c)		3,074,000	2,908,745
Class D, 4.0297% 5/15/48 (b)(c)		3,750,000	3,103,937
Series 2015-UBS8 Class D, 3.25% 12/15/48 (b)		3,409,000	2,594,636
Series 2016-BNK2 Class C, 3% 11/15/49 (b)		2,791,000	2,144,891
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.5679% 7/15/33 (b)(c)		845,559	886,087
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (b)		9,506,000	9,558,877
Class F, 5% 2/5/30 (b)		3,564,000	3,510,830
MSCG Trust Series 2016-SNR:
Class D, 6.55% 11/15/34 (b)		8,760,000	8,542,480
Class E, 6.8087% 11/15/34 (b)		2,439,000	2,259,630
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (b)(c)		1,217,000	1,168,176
NationsLink Funding Corp. Series 1999-LTL1 Class D, 6.45% 1/22/26 (b)		2,625,433	2,654,780
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)		2,733,679	3,343,836
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (b)	CAD	1,170,000	880,680
Class G, 4.456% 9/12/38 (b)	CAD	585,000	440,085
Class H, 4.456% 9/12/38 (b)	CAD	390,000	293,078
Class J, 4.456% 9/12/38 (b)	CAD	390,000	290,004
Class K, 4.456% 9/12/38 (b)	CAD	195,000	142,622
Class L, 4.456% 9/12/38 (b)	CAD	281,000	200,244
Class M, 4.456% 9/12/38 (b)	CAD	1,134,647	773,101
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	1,515,000	1,140,071
Class G, 4.57% 4/12/23	CAD	505,000	379,834
Class H, 4.57% 4/12/23	CAD	505,000	379,644
Class J, 4.57% 4/12/23	CAD	505,000	379,453
Class K, 4.57% 4/12/23	CAD	253,000	190,007
Class L, 4.57% 4/12/23	CAD	757,000	567,807
Class M, 4.57% 4/12/23	CAD	1,864,935	1,366,210
SCG Trust Series 2013-SRP1 Class D, 4.1109% 11/15/26 (b)(c)		6,931,000	6,465,864
Starwood Retail Property Trust Series 2014-STAR Class D, 4.0172% 11/15/27 (b)(c)		5,526,000	5,269,836
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.4739% 8/15/39 (c)		472,988	478,093
Series 2007-C4 Class F, 5.4739% 8/15/39 (c)		5,345,000	4,894,248
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.546% 5/10/45 (b)(c)		5,491,000	5,473,210
Class E, 5% 5/10/45 (b)(c)		2,294,000	1,889,581
Class F, 5% 5/10/45 (b)(c)		2,982,000	1,980,617
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (b)(c)		1,550,000	1,506,817
Series 2012-WRM Class C, 4.238% 6/10/30 (b)(c)		1,000,000	980,566
Wachovia Bank Commercial Mortgage Trust Series 2004-C11:
Class D, 5.6929% 1/15/41 (c)		2,110,669	2,117,260
Class E, 5.7429% 1/15/41 (c)		2,465,000	2,427,848
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.5836% 11/15/43 (b)(c)(d)		26,055,541	524,086
Series 2012-LC5 Class D, 4.7756% 10/15/45 (b)(c)		6,749,000	6,402,291
Series 2013-LC12 Class C, 4.296% 7/15/46 (c)		3,238,000	3,244,990
Series 2015-NXS4 Class E, 3.6018% 12/15/48 (b)(c)		2,457,000	1,768,400
Series 2016-BNK1 Class D, 3% 8/15/49 (b)		1,231,000	996,466
Series 2016-C35 Class D, 3.142% 7/15/48 (b)		6,557,000	4,836,353
Series 2016-LC25 Class C, 4.4367% 12/15/59 (c)		2,200,000	2,167,282
Series 2016-NXS6 Class D, 3.059% 11/15/49 (b)		5,102,000	3,510,931
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (b)		1,502,600	1,086,650
Series 2011-C3:
Class C, 5.335% 3/15/44 (b)		2,240,000	2,409,116
Class D, 5.64% 3/15/44 (b)(c)		3,984,000	4,093,850
Class E, 5% 3/15/44 (b)		1,510,000	1,281,133
Class F, 5% 3/15/44 (b)		2,907,350	2,025,722
Series 2011-C4:
Class D, 5.2476% 6/15/44 (b)(c)		1,940,000	1,995,094
Class E, 5.2476% 6/15/44 (b)(c)		2,554,000	2,527,747
Series 2011-C5:
Class C, 5.6724% 11/15/44 (b)(c)		1,670,000	1,832,289
Class D, 5.6724% 11/15/44 (b)(c)		3,575,000	3,788,911
Class E, 5.6724% 11/15/44 (b)(c)		4,450,655	4,510,073
Class F, 5.25% 11/15/44 (b)(c)		4,587,000	3,874,825
Class G, 5.25% 11/15/44 (b)(c)		1,507,150	1,189,661
Series 2012-C10:
Class D, 4.4521% 12/15/45 (b)(c)		2,130,000	1,951,008
Class E, 4.4521% 12/15/45 (b)(c)		5,765,000	4,435,072
Class F, 4.4521% 12/15/45 (b)(c)		7,537,000	4,604,851
Series 2012-C6 Class D, 5.5892% 4/15/45 (b)(c)		3,250,000	3,262,039
Series 2012-C7:
Class C, 4.8347% 6/15/45 (c)		3,793,000	4,003,255
Class E, 4.8347% 6/15/45 (b)(c)		4,374,000	4,032,293
Class F, 4.5% 6/15/45 (b)		1,765,000	1,353,701
Class G, 4.5% 6/15/45 (b)		5,063,750	3,500,423
Series 2012-C8:
Class D, 4.8968% 8/15/45 (b)(c)		1,000,000	979,053
Class E, 4.8968% 8/15/45 (b)(c)		1,400,000	1,334,654
Series 2013-C11:
Class D, 4.2071% 3/15/45 (b)(c)		2,240,000	1,981,417
Class E, 4.2071% 3/15/45 (b)(c)		6,000,000	4,348,582
Series 2013-C13 Class D, 4.1386% 5/15/45 (b)(c)		1,800,000	1,642,381
Series 2013-C16 Class D, 4.9816% 9/15/46 (b)(c)		801,000	768,098
Series 2013-UBS1 Class D, 4.6268% 3/15/46 (b)(c)		3,168,000	2,977,091
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 4.488% 11/15/29 (b)(c)		4,379,481	4,382,665
Class G, 3.787% 11/15/29 (b)(c)		1,867,968	1,813,984
WP Glimcher Mall Trust Series 2015-WPG Class PR2, 3.516% 6/5/35 (b)(c)		5,227,000	3,992,430
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $815,640,650)			823,841,685
		Shares	Value

Preferred Stocks - 4.0%
Convertible Preferred Stocks - 0.4%
Homebuilders/Real Estate - 0.2%
Alexandria Real Estate Equities, Inc. Series D, 7.00%		64,000	2,243,840
Hotels - 0.2%
FelCor Lodging Trust, Inc. Series A, 1.95%		84,700	2,087,855

TOTAL CONVERTIBLE PREFERRED STOCKS			4,331,695

Nonconvertible Preferred Stocks - 3.6%
Diversified Financial Services - 0.3%
American Homes 4 Rent Series D, 6.50%		103,400	2,661,516
Homebuilders/Real Estate - 3.3%
Alexandria Real Estate Equities, Inc. Series E, 6.45%		79,400	2,006,438
Annaly Capital Management, Inc.:
Series A, 7.875%		108,781	2,756,511
Series C, 7.625%		48,000	1,193,760
CBL & Associates Properties, Inc. Series D, 7.375%		129,000	3,217,260
Cedar Shopping Centers, Inc. Series B, 7.25%		30,000	733,500
Corporate Office Properties Trust Series L, 7.375%		71,383	1,823,836
CYS Investments, Inc. Series B, 7.50%		80,500	1,919,925
DDR Corp. Series K, 6.25%		90,662	2,277,429
Equity Lifestyle Properties, Inc. Series C, 6.75%		161,628	4,123,130
MFA Financial, Inc. Series B, 7.50%		96,700	2,461,015
Public Storage Series S, 5.90%		50,000	1,263,000
Realty Income Corp. Series F, 6.625%		80,000	2,032,000
Retail Properties America, Inc. Series A, 7.00%		135,649	3,431,920
Sun Communities, Inc. Series A, 7.125%		149,435	3,833,008
Taubman Centers, Inc. Series J, 6.50%		66,277	1,686,750
			34,759,482

TOTAL NONCONVERTIBLE PREFERRED STOCKS			37,420,998

TOTAL PREFERRED STOCKS
(Cost $40,026,335)			41,752,693
		Principal Amount(a)	Value

Bank Loan Obligations - 4.0%
Diversified Financial Services - 0.5%
Extell Boston 5.154% 8/31/21 (c)		5,285,548	5,292,420
Food & Drug Retail - 0.4%
Albertson's LLC Tranche B 5LN, term loan 4.2471% 12/21/22 (c)		4,224,176	4,281,793
Healthcare - 0.1%
Drumm Investors LLC Tranche B, term loan 9.5% 5/4/18 (c)		691,974	690,534
Homebuilders/Real Estate - 1.6%
Americold Realty Operating Partnership LP Tranche B, term loan 4.75% 12/1/22 (c)		3,718,240	3,770,928
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 4.297% 11/4/21 (c)		2,406,675	2,419,791
iStar Financial, Inc. Tranche B, term loan 4.75% 7/1/20 (c)		5,147,708	5,199,185
Simply Storage Management LLC 8.2375% 9/6/21 (c)		5,530,000	5,530,000

TOTAL HOMEBUILDERS/REAL ESTATE			16,919,904

Hotels - 1.2%
ESH Hospitality, Inc. Tranche B, term loan 3.7783% 8/30/23 (c)		962,588	969,085
Hilton Worldwide Finance LLC:
Tranche B 2LN, term loan 3.2783% 10/25/23 (c)		4,535,695	4,554,609
Tranche B, term loan 3.5% 10/25/20 (c)		333,601	335,770
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.7718% 4/14/21 (c)		5,874,395	5,909,289
Playa Resorts Holding BV Tranche B, term loan 4.0399% 8/9/19 (c)		984,733	985,038

TOTAL HOTELS			12,753,791

Super Retail - 0.2%
JC Penney Corp., Inc. Tranche B, term loan 5.304% 6/23/23 (c)		2,335,438	2,305,754
TOTAL BANK LOAN OBLIGATIONS
(Cost $42,056,614)			42,244,196

Preferred Securities - 0.0%
Homebuilders/Real Estate - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (b)		3,000,000	1,500
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (b)		3,100,000	310
TOTAL PREFERRED SECURITIES
(Cost $6,004,704)			1,810
		Shares	Value

Money Market Funds - 5.1%
Fidelity Cash Central Fund, 0.60% (f)
(Cost $53,406,435)		53,394,600	53,405,279
TOTAL INVESTMENT PORTFOLIO - 99.5%
(Cost $1,045,916,012)			1,041,675,435
NET OTHER ASSETS (LIABILITIES) - 0.5%			5,416,333
NET ASSETS - 100%			$1,047,091,768

Currency Abbreviations

CAD – Canadian dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $787,403,033 or 75.2% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $119,183 or 0.0% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$77,478
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 3.9274% 12/25/42	3/25/03	$152,559
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B4, 3.3169% 6/25/43	9/29/03	$79,512
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B5, 3.3169% 6/25/43	9/29/03	$8,367

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$75,497
Total	$75,497

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$8,331,211	$8,331,211	$--	$--
Real Estate	33,421,482	33,421,482	--	--
Corporate Bonds	41,206,631	--	41,206,631	--
Asset-Backed Securities	26,961,719	--	26,643,605	318,114
Collateralized Mortgage Obligations	12,261,422	--	11,899,411	362,011
Commercial Mortgage Securities	823,841,685	--	821,249,596	2,592,089
Bank Loan Obligations	42,244,196	--	36,714,196	5,530,000
Preferred Securities	1,810	--	--	1,810
Money Market Funds	53,405,279	53,405,279	--	--
Total Investments in Securities:	$1,041,675,435	$95,157,972	$937,713,439	$8,804,024

Investment Valuation

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Commercial Mortgage Securities
Beginning Balance	$26,457,073
Net Realized Gain (Loss) on Investment Securities	(202,812)
Net Unrealized Gain (Loss) on Investment Securities	112,265
Cost of Purchases	216,430
Proceeds of Sales	(2,183,735)
Amortization/Accretion	37,519
Transfers into Level 3	--
Transfers out of Level 3	(21,844,651)
Ending Balance	$2,592,089
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2017	$(162,139)
Other Investments in Securities
Beginning Balance	$6,283,231
Net Realized Gain (Loss) on Investment Securities	13,177
Net Unrealized Gain (Loss) on Investment Securities	105,756
Cost of Purchases	208,790
Proceeds of Sales	(205,335)
Amortization/Accretion	(207,315)
Transfers into Level 3	13,631
Transfers out of Level 3	--
Ending Balance	$6,211,935
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2017	$105,760

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The Fund attempts to obtain prices from one or more third party pricing vendors or brokers. For certain securities, independent prices may be unavailable, unreliable or limited to a single third party pricing vendor or broker, and the values reflected may differ from the amount that would be realized if the securities were sold.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At February 28, 2017, the cost of investment securities for income tax purposes was $1,045,800,319. Net unrealized depreciation aggregated $4,124,884, of which $38,752,724 related to appreciated investment securities and $42,877,608 related to depreciated investment securities.

Credit and Liquidity Risk.

The Fund invests a significant portion of its assets in below investment grade securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgage backed securities. As these securities have a higher degree of sensitivity to changes in economic conditions, including real estate values, the risk of default is higher, and the liquidity and/or value of such securities may be adversely affected.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Series Small Cap Fund

February 28, 2017

AXS5-QTLY-0417
1.967946.103

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.4%
	Shares	Value
CONSUMER DISCRETIONARY - 12.4%
Auto Components - 3.2%
Dorman Products, Inc. (a)	25,247	$1,973,306
Gentherm, Inc. (a)	55,500	2,011,875
Standard Motor Products, Inc.	67,275	3,227,182
Tenneco, Inc.	119,900	7,710,769
		14,923,132
Diversified Consumer Services - 1.5%
Grand Canyon Education, Inc. (a)	84,100	5,162,058
Tsukada Global Holdings, Inc.	321,800	1,784,516
		6,946,574
Hotels, Restaurants & Leisure - 2.0%
Marriott Vacations Worldwide Corp.	98,200	9,223,926
Household Durables - 2.5%
NVR, Inc. (a)	2,600	5,030,922
PulteGroup, Inc.	302,700	6,674,535
		11,705,457
Leisure Products - 0.6%
Nautilus, Inc. (a)	185,000	2,978,500
Specialty Retail - 1.6%
Asbury Automotive Group, Inc. (a)	111,100	7,238,165
Textiles, Apparel & Luxury Goods - 1.0%
Steven Madden Ltd. (a)	117,700	4,396,095

TOTAL CONSUMER DISCRETIONARY		57,411,849

CONSUMER STAPLES - 1.3%
Food & Staples Retailing - 1.3%
McColl's Retail Group PLC	838,700	1,862,855
Sundrug Co. Ltd.	27,000	1,776,047
Tsuruha Holdings, Inc.	23,500	2,175,442
		5,814,344
ENERGY - 2.9%
Oil, Gas & Consumable Fuels - 2.9%
HollyFrontier Corp.	168,200	4,924,896
Noble Midstream Partners LP	87,788	4,266,497
World Fuel Services Corp.	124,415	4,500,091
		13,691,484
FINANCIALS - 15.4%
Banks - 8.4%
Allegiance Bancshares, Inc. (a)	63,420	2,340,198
Bank of Hawaii Corp.	41,300	3,488,198
Bank of the Ozarks, Inc. (b)	154,600	8,461,258
ConnectOne Bancorp, Inc.	239,876	6,020,888
German American Bancorp, Inc.	80,794	3,833,675
Great Western Bancorp, Inc.	98,316	4,202,026
Home Bancshares, Inc.	134,500	3,784,830
Investors Bancorp, Inc.	118,299	1,730,714
ServisFirst Bancshares, Inc. (b)	119,200	4,955,144
		38,816,931
Diversified Financial Services - 0.6%
Scandinavian Tobacco Group A/S	168,135	2,932,901
Insurance - 5.0%
Enstar Group Ltd. (a)	21,900	4,243,125
James River Group Holdings Ltd.	82,000	3,527,640
Primerica, Inc.	70,659	5,705,714
Reinsurance Group of America, Inc.	55,500	7,218,330
Selective Insurance Group, Inc.	59,300	2,626,990
		23,321,799
Thrifts & Mortgage Finance - 1.4%
Essent Group Ltd. (a)	103,400	3,599,354
Meridian Bancorp, Inc. Maryland	137,510	2,619,566
		6,218,920

TOTAL FINANCIALS		71,290,551

HEALTH CARE - 10.6%
Health Care Equipment & Supplies - 1.4%
Ansell Ltd.	124,420	2,030,913
LivaNova PLC (a)	89,100	4,490,640
		6,521,553
Health Care Providers & Services - 6.4%
American Renal Associates Holdings, Inc.	153,069	3,459,359
MEDNAX, Inc. (a)	67,220	4,785,392
Premier, Inc. (a)	233,582	7,341,482
Sigma Pharmaceuticals Ltd.	1,042,439	939,105
Surgery Partners, Inc. (a)(b)	373,200	8,397,000
The Ensign Group, Inc.	270,300	5,092,452
		30,014,790
Life Sciences Tools & Services - 2.4%
ICON PLC (a)	58,800	4,925,676
VWR Corp. (a)	218,600	6,142,660
		11,068,336
Pharmaceuticals - 0.4%
Kaken Pharmaceutical Co. Ltd.	33,500	1,801,059

TOTAL HEALTH CARE		49,405,738

INDUSTRIALS - 11.4%
Air Freight & Logistics - 1.0%
Hub Group, Inc. Class A (a)	92,500	4,671,250
Building Products - 1.1%
Apogee Enterprises, Inc. (b)	84,600	4,837,428
Commercial Services & Supplies - 2.6%
Coor Service Management Holding AB	263,300	1,597,022
Deluxe Corp.	67,400	4,959,966
Loomis AB (B Shares)	90,800	2,817,570
Mitie Group PLC (b)	1,025,600	2,630,497
		12,005,055
Construction & Engineering - 2.1%
Argan, Inc.	67,300	4,636,970
EMCOR Group, Inc.	84,100	5,170,468
		9,807,438
Electrical Equipment - 0.2%
EnerSys	8,700	667,551
Machinery - 0.7%
Hy-Lok Corp.	79,784	1,420,695
Standex International Corp.	18,568	1,773,244
		3,193,939
Marine - 0.4%
SITC International Holdings Co. Ltd.	3,195,000	2,049,634
Professional Services - 1.9%
Benefit One, Inc.	42,000	1,194,446
ICF International, Inc. (a)	63,776	2,739,179
On Assignment, Inc. (a)	55,500	2,619,045
WS Atkins PLC	129,500	2,338,041
		8,890,711
Trading Companies & Distributors - 1.4%
Univar, Inc. (a)	207,500	6,681,500

TOTAL INDUSTRIALS		52,804,506

INFORMATION TECHNOLOGY - 21.8%
Electronic Equipment & Components - 5.4%
CDW Corp.	145,400	8,564,060
ePlus, Inc. (a)	27,950	3,548,253
Fabrinet (a)	96,700	4,017,885
Insight Enterprises, Inc. (a)	94,500	4,003,020
SYNNEX Corp.	41,013	4,795,240
		24,928,458
Internet Software & Services - 2.1%
j2 Global, Inc.	67,300	5,479,566
Stamps.com, Inc. (a)(b)	35,300	4,451,330
		9,930,896
IT Services - 10.8%
Blackhawk Network Holdings, Inc. (a)	181,400	6,612,030
Conduent, Inc. (a)	638,800	10,278,287
CSRA, Inc.	167,600	4,997,832
EVERTEC, Inc.	189,400	3,191,390
Global Payments, Inc.	107,200	8,542,768
Maximus, Inc.	104,000	6,205,680
Syntel, Inc.	159,800	2,826,862
WEX, Inc. (a)	67,800	7,541,394
		50,196,243
Semiconductors & Semiconductor Equipment - 1.4%
Acacia Communications, Inc. (b)	75,800	3,937,810
Integrated Device Technology, Inc. (a)	101,800	2,434,038
		6,371,848
Software - 0.7%
Zensar Technologies Ltd.	235,403	3,241,311
Technology Hardware, Storage & Peripherals - 1.4%
NCR Corp. (a)	134,500	6,465,415

TOTAL INFORMATION TECHNOLOGY		101,134,171

MATERIALS - 6.7%
Chemicals - 0.4%
SK Kaken Co. Ltd.	22,000	2,036,584
Containers & Packaging - 4.1%
Berry Plastics Group, Inc. (a)	164,500	8,279,285
Greif, Inc. Class A	109,300	6,233,379
Silgan Holdings, Inc.	76,100	4,537,082
		19,049,746
Metals & Mining - 1.1%
Atkore International Group, Inc.	185,100	4,853,322
Paper & Forest Products - 1.1%
Neenah Paper, Inc.	68,900	5,046,925

TOTAL MATERIALS		30,986,577

REAL ESTATE - 6.1%
Equity Real Estate Investment Trusts (REITs) - 2.3%
National Health Investors, Inc.	55,500	4,202,460
Tanger Factory Outlet Centers, Inc.	109,300	3,701,991
VEREIT, Inc.	269,100	2,440,737
		10,345,188
Real Estate Management & Development - 3.8%
CBRE Group, Inc. (a)	254,700	9,072,414
Daito Trust Construction Co. Ltd.	21,900	3,064,382
Open House Co. Ltd.	84,100	1,996,481
Relo Holdings Corp.	24,900	3,608,278
		17,741,555

TOTAL REAL ESTATE		28,086,743

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Asia Satellite Telecommunications Holdings Ltd. (a)	49,000	59,902
UTILITIES - 1.8%
Gas Utilities - 1.3%
Amerigas Partners LP	105,900	4,974,123
Star Gas Partners LP	100,800	959,616
		5,933,739
Multi-Utilities - 0.5%
Telecom Plus PLC	168,100	2,517,644

TOTAL UTILITIES		8,451,383

TOTAL COMMON STOCKS
(Cost $351,104,753)		419,137,248
	Principal Amount	Value

U.S. Treasury Obligations - 0.5%
U.S. Treasury Bills, yield at date of purchase 0.45% to 0.53% 3/2/17 to 5/4/17 (c)
(Cost $2,198,811)	2,200,000	2,198,785
	Shares	Value

Money Market Funds - 11.4%
Fidelity Cash Central Fund, 0.60% (d)	37,705,352	$37,712,893
Fidelity Securities Lending Cash Central Fund 0.62% (d)(e)	15,148,504	15,151,534
TOTAL MONEY MARKET FUNDS
(Cost $52,863,643)		52,864,427
TOTAL INVESTMENT PORTFOLIO - 102.3%
(Cost $406,167,207)		474,200,460
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(10,453,623)
NET ASSETS - 100%		$463,746,837

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
582 ICE Russell 2000 Index Contracts (United States)	March 2017	40,303,500	$471,243

The face value of futures purchased as a percentage of Net Assets is 8.7%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,787,120.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$33,175
Fidelity Securities Lending Cash Central Fund	32,275
Total	$65,450

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$57,411,849	$57,411,849	$--	$--
Consumer Staples	5,814,344	5,814,344	--	--
Energy	13,691,484	13,691,484	--	--
Financials	71,290,551	71,290,551	--	--
Health Care	49,405,738	49,405,738	--	--
Industrials	52,804,506	52,804,506	--	--
Information Technology	101,134,171	101,134,171	--	--
Materials	30,986,577	30,986,577	--	--
Real Estate	28,086,743	28,086,743	--	--
Telecommunication Services	59,902	59,902	--	--
Utilities	8,451,383	8,451,383	--	--
U.S. Government and Government Agency Obligations	2,198,785	--	2,198,785	--
Money Market Funds	52,864,427	52,864,427	--	--
Total Investments in Securities:	$474,200,460	$472,001,675	$2,198,785	$--
Derivative Instruments:
Assets
Futures Contracts	$471,243	$471,243	$--	$--
Total Assets	$471,243	$471,243	$--	$--
Total Derivative Instruments:	$471,243	$471,243	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended February 28, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$33,590,215

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At February 28, 2017, the cost of investment securities for income tax purposes was $406,361,111. Net unrealized appreciation aggregated $67,839,349, of which $80,042,333 related to appreciated investment securities and $12,202,984 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Stock Selector Mid Cap Fund

February 28, 2017

MC-QTLY-0417
1.797928.113

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.0%
Auto Components - 0.6%
Gentex Corp.	585,000	$12,303
Distributors - 0.4%
LKQ Corp. (a)	301,900	9,534
Diversified Consumer Services - 1.1%
Grand Canyon Education, Inc. (a)	115,300	7,077
ServiceMaster Global Holdings, Inc. (a)	416,864	16,604
		23,681
Hotels, Restaurants & Leisure - 1.3%
ARAMARK Holdings Corp.	295,300	10,554
Brinker International, Inc. (b)	168,500	7,117
Hilton Worldwide Holdings, Inc.	106,200	6,075
U.S. Foods Holding Corp.	187,500	5,166
		28,912
Household Durables - 1.1%
NVR, Inc. (a)	12,400	23,994
Internet & Direct Marketing Retail - 0.5%
Liberty Expedia Holdings, Inc. (a)	49,160	2,128
Liberty Interactive Corp.:
(Venture Group) Series A (a)	76,440	3,353
QVC Group Series A (a)	277,510	5,239
		10,720
Media - 4.1%
Cinemark Holdings, Inc.	388,500	16,266
Discovery Communications, Inc. Class A (a)	250,400	7,202
Interpublic Group of Companies, Inc.	388,600	9,365
Liberty Broadband Corp. Class A (a)	124,800	10,516
Liberty Global PLC LiLAC Class C (a)	282,600	6,949
Liberty Media Corp. Liberty Media Class A (a)	259,700	7,820
Lions Gate Entertainment Corp. Class B (a)	240,610	6,010
Omnicom Group, Inc.	62,600	5,327
Scripps Networks Interactive, Inc. Class A	140,700	11,364
The Madison Square Garden Co. (a)	34,000	6,098
		86,917
Multiline Retail - 0.5%
Dollar General Corp.	148,700	10,858
Specialty Retail - 1.5%
AutoZone, Inc. (a)	14,700	10,827
Foot Locker, Inc.	159,900	12,100
GameStop Corp. Class A	61,994	1,515
L Brands, Inc.	75,000	3,947
Michaels Companies, Inc. (a)	177,600	3,568
		31,957
Textiles, Apparel & Luxury Goods - 0.9%
PVH Corp.	105,000	9,618
VF Corp.	183,900	9,646
		19,264

TOTAL CONSUMER DISCRETIONARY		258,140

CONSUMER STAPLES - 3.8%
Beverages - 1.1%
Coca-Cola European Partners PLC	201,400	6,987
Dr. Pepper Snapple Group, Inc.	49,300	4,607
Molson Coors Brewing Co. Class B	121,600	12,207
		23,801
Food Products - 1.5%
Hostess Brands, Inc. Class A (a)	671,010	10,219
Lamb Weston Holdings, Inc.	218,300	8,555
Mead Johnson Nutrition Co. Class A	87,000	7,638
Pinnacle Foods, Inc.	92,200	5,267
		31,679
Household Products - 1.0%
Church & Dwight Co., Inc.	126,600	6,310
Energizer Holdings, Inc.	167,800	9,206
Spectrum Brands Holdings, Inc.	39,000	5,293
		20,809
Personal Products - 0.2%
Coty, Inc. Class A	236,200	4,436

TOTAL CONSUMER STAPLES		80,725

ENERGY - 3.4%
Energy Equipment & Services - 1.2%
Dril-Quip, Inc. (a)	136,000	8,344
Nabors Industries Ltd.	691,600	10,125
Oil States International, Inc. (a)	212,100	7,805
		26,274
Oil, Gas & Consumable Fuels - 2.2%
Cimarex Energy Co.	47,000	5,909
Energen Corp. (a)	194,300	10,201
HollyFrontier Corp.	338,800	9,920
PDC Energy, Inc. (a)	71,300	4,819
Whiting Petroleum Corp. (a)	517,600	5,616
WPX Energy, Inc. (a)	768,600	9,915
		46,380

TOTAL ENERGY		72,654

FINANCIALS - 16.6%
Banks - 5.0%
CIT Group, Inc.	324,900	13,938
Huntington Bancshares, Inc.	2,885,906	40,807
Signature Bank (a)	128,800	20,287
SVB Financial Group (a)	91,700	17,505
Synovus Financial Corp.	286,027	12,076
The Jammu & Kashmir Bank Ltd. (a)	2,277,961	2,519
		107,132
Capital Markets - 2.9%
CBOE Holdings, Inc.	233,200	18,201
Interactive Brokers Group, Inc.	95,967	3,523
Legg Mason, Inc.	237,800	8,970
MSCI, Inc.	167,000	15,797
Virtu Financial, Inc. Class A	583,700	10,127
WisdomTree Investments, Inc. (b)	588,000	5,357
		61,975
Consumer Finance - 4.1%
Capital One Financial Corp.	472,600	44,349
First Cash Financial Services, Inc.	66,900	2,967
OneMain Holdings, Inc. (a)	436,980	12,244
SLM Corp.	2,433,016	29,172
		88,732
Diversified Financial Services - 0.3%
On Deck Capital, Inc. (a)(b)	1,239,658	6,620
Insurance - 2.8%
Allied World Assurance Co. Holdings AG	151,500	8,002
Arthur J. Gallagher & Co.	395,800	22,541
Direct Line Insurance Group PLC	1,867,458	7,960
Employers Holdings, Inc.	187,900	7,065
FNF Group	94,600	3,626
ProAssurance Corp.	76,900	4,545
Willis Group Holdings PLC	54,000	6,935
		60,674
Mortgage Real Estate Investment Trusts - 0.8%
Altisource Residential Corp. Class B	671,221	9,008
Redwood Trust, Inc.	450,400	7,373
		16,381
Thrifts & Mortgage Finance - 0.7%
Essent Group Ltd. (a)	278,100	9,681
LIC Housing Finance Ltd.	680,966	5,723
		15,404

TOTAL FINANCIALS		356,918

HEALTH CARE - 7.0%
Biotechnology - 0.6%
Puma Biotechnology, Inc. (a)	65,000	2,386
Vertex Pharmaceuticals, Inc. (a)	121,300	10,992
		13,378
Health Care Equipment & Supplies - 3.0%
Boston Scientific Corp. (a)	566,300	13,903
Insulet Corp. (a)	188,000	8,189
Integra LifeSciences Holdings Corp. (a)	120,000	5,129
The Cooper Companies, Inc.	36,900	7,348
The Spectranetics Corp. (a)	320,000	8,904
Wright Medical Group NV (a)	465,000	12,964
Zimmer Biomet Holdings, Inc.	64,000	7,493
		63,930
Health Care Providers & Services - 2.1%
American Renal Associates Holdings, Inc.	315,000	7,119
Envision Healthcare Corp. (a)	125,000	8,750
MEDNAX, Inc. (a)	200,000	14,238
Premier, Inc. (a)	213,700	6,717
Teladoc, Inc. (a)	360,000	7,938
		44,762
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	160,000	8,208
Pharmaceuticals - 0.9%
Akorn, Inc. (a)	200,000	4,162
Catalent, Inc. (a)	540,000	15,498
		19,660

TOTAL HEALTH CARE		149,938

INDUSTRIALS - 13.7%
Aerospace & Defense - 1.8%
Aerojet Rocketdyne Holdings, Inc. (a)	1,434,220	27,810
Taser International, Inc. (a)	444,800	11,418
		39,228
Airlines - 1.5%
American Airlines Group, Inc.	602,800	27,946
JetBlue Airways Corp. (a)	242,800	4,846
		32,792
Building Products - 0.8%
Allegion PLC	223,510	16,225
Commercial Services & Supplies - 1.0%
Aggreko PLC	720,500	9,423
Stericycle, Inc. (a)	149,700	12,407
		21,830
Construction & Engineering - 1.7%
AECOM (a)	580,034	21,084
Fluor Corp.	275,557	15,263
		36,347
Electrical Equipment - 2.5%
AMETEK, Inc.	428,972	23,152
Fortive Corp.	274,100	15,802
Sensata Technologies Holding BV (a)	375,400	15,410
		54,364
Machinery - 2.4%
AGCO Corp.	86,900	5,294
Allison Transmission Holdings, Inc.	257,263	9,256
Flowserve Corp.	250,725	11,646
IDEX Corp.	161,558	14,894
WABCO Holdings, Inc. (a)	88,000	9,881
		50,971
Professional Services - 0.2%
IHS Markit Ltd. (a)	118,000	4,696
Road & Rail - 0.8%
CSX Corp.	333,200	16,180
Trading Companies & Distributors - 1.0%
MRC Global, Inc. (a)	691,700	13,979
Nexeo Solutions, Inc. (a)	850,000	7,871
		21,850

TOTAL INDUSTRIALS		294,483

INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 0.9%
CommScope Holding Co., Inc. (a)	297,900	11,335
F5 Networks, Inc. (a)	60,730	8,701
		20,036
Electronic Equipment & Components - 2.3%
Arrow Electronics, Inc. (a)	147,000	10,613
IPG Photonics Corp. (a)	46,700	5,525
Jabil Circuit, Inc.	832,600	21,240
Keysight Technologies, Inc. (a)	23,500	884
Largan Precision Co. Ltd.	80,000	11,884
		50,146
Internet Software & Services - 1.2%
SPS Commerce, Inc. (a)	130,000	7,193
Stamps.com, Inc. (a)	136,900	17,263
Velti PLC (a)(c)	215,084	0
		24,456
IT Services - 4.4%
Capgemini SA	129,500	11,092
Cognizant Technology Solutions Corp. Class A (a)	208,800	12,376
Computer Sciences Corp.	184,000	12,615
EPAM Systems, Inc. (a)	172,200	12,679
FleetCor Technologies, Inc. (a)	35,200	5,984
Global Payments, Inc.	148,600	11,842
Jack Henry & Associates, Inc.	56,596	5,307
Leidos Holdings, Inc.	48,709	2,596
Maximus, Inc.	145,200	8,664
Reply SpA	77,283	10,292
		93,447
Semiconductors & Semiconductor Equipment - 3.6%
Cirrus Logic, Inc. (a)	80,300	4,343
Dialog Semiconductor PLC (a)	224,800	11,847
KLA-Tencor Corp.	131,600	11,860
Lam Research Corp.	103,800	12,304
Maxim Integrated Products, Inc.	90,400	4,005
NXP Semiconductors NV (a)	120,600	12,399
Qorvo, Inc. (a)	174,700	11,548
Skyworks Solutions, Inc.	90,900	8,618
		76,924
Software - 4.3%
ANSYS, Inc. (a)	61,600	6,576
CDK Global, Inc.	321,400	21,351
Fair Isaac Corp.	42,100	5,476
Parametric Technology Corp. (a)	320,000	17,245
Synopsys, Inc. (a)	140,300	10,023
Tableau Software, Inc. (a)	198,600	10,474
Tyler Technologies, Inc. (a)	43,700	6,627
Ultimate Software Group, Inc. (a)	79,000	15,278
		93,050
Technology Hardware, Storage & Peripherals - 0.5%
HP, Inc.	556,000	9,658

TOTAL INFORMATION TECHNOLOGY		367,717

MATERIALS - 7.4%
Chemicals - 4.1%
Ashland Global Holdings, Inc.	162,500	19,607
Axalta Coating Systems (a)	333,900	9,720
Olin Corp.	527,400	16,392
PPG Industries, Inc.	75,800	7,764
RPM International, Inc.	292,200	15,571
The Chemours Co. LLC	316,300	10,647
W.R. Grace & Co.	126,297	8,947
		88,648
Containers & Packaging - 1.8%
Greif, Inc. Class A	73,500	4,192
Packaging Corp. of America	207,900	19,216
Sealed Air Corp.	166,200	7,725
Silgan Holdings, Inc.	115,400	6,880
		38,013
Metals & Mining - 1.5%
Steel Dynamics, Inc.	867,200	31,740

TOTAL MATERIALS		158,401

REAL ESTATE - 10.3%
Equity Real Estate Investment Trusts (REITs) - 9.5%
Communications Sales & Leasing, Inc.	261,600	7,579
CoreSite Realty Corp.	58,600	5,278
Corporate Office Properties Trust (SBI)	463,300	15,794
Corrections Corp. of America	170,596	5,749
DCT Industrial Trust, Inc.	240,090	11,486
Douglas Emmett, Inc.	487,600	19,670
Duke Realty LP	661,100	16,951
Equity Lifestyle Properties, Inc.	154,100	12,269
Extra Space Storage, Inc.	66,900	5,298
FelCor Lodging Trust, Inc.	696,883	5,052
Healthcare Realty Trust, Inc.	545,900	17,447
Highwoods Properties, Inc. (SBI)	4,300	226
Hudson Pacific Properties, Inc.	367,800	13,454
Outfront Media, Inc.	311,700	8,089
Potlatch Corp.	142,400	6,301
Sabra Health Care REIT, Inc.	447,100	12,161
Taubman Centers, Inc.	163,700	11,420
Urban Edge Properties	519,968	14,419
VEREIT, Inc.	1,626,700	14,754
		203,397
Real Estate Management & Development - 0.8%
CBRE Group, Inc. (a)	186,750	6,652
Invitation Homes, Inc.	458,000	9,980
		16,632

TOTAL REAL ESTATE		220,029

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
SBA Communications Corp. Class A (a)	14,570	1,687
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	33,350	2,085

TOTAL TELECOMMUNICATION SERVICES		3,772

UTILITIES - 5.3%
Electric Utilities - 2.3%
Great Plains Energy, Inc.	514,600	14,954
OGE Energy Corp.	456,126	16,799
PNM Resources, Inc.	300,400	10,905
Westar Energy, Inc.	118,675	6,406
		49,064
Gas Utilities - 1.6%
Atmos Energy Corp.	231,740	18,143
National Fuel Gas Co.	194,111	11,705
South Jersey Industries, Inc.	153,700	5,383
		35,231
Multi-Utilities - 1.4%
Avangrid, Inc.	209,600	9,164
Black Hills Corp.	243,705	15,812
MDU Resources Group, Inc.	195,705	5,306
		30,282

TOTAL UTILITIES		114,577

TOTAL COMMON STOCKS
(Cost $1,803,235)		2,077,354
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.52% to 0.53% 3/30/17 to 5/18/17 (d)
(Cost $939)	940	939
	Shares	Value (000s)

Money Market Funds - 3.8%
Fidelity Cash Central Fund, 0.60% (e)	71,718,733	$71,733
Fidelity Securities Lending Cash Central Fund 0.62% (e)(f)	10,528,490	10,531
TOTAL MONEY MARKET FUNDS
(Cost $82,259)		82,264
TOTAL INVESTMENT PORTFOLIO - 100.8%
(Cost $1,886,433)		2,160,557
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(16,901)
NET ASSETS - 100%		$2,143,656

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
107 CME E-mini S&P MidCap 400 Index Contracts (United States)	March 2017	18,486	$367

The face value of futures purchased as a percentage of Net Assets is 0.9%

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $939,000.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Velti PLC	4/19/13	$323

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$97
Fidelity Securities Lending Cash Central Fund	28
Total	$125

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$258,140	$258,140	$--	$--
Consumer Staples	80,725	80,725	--	--
Energy	72,654	72,654	--	--
Financials	356,918	356,918	--	--
Health Care	149,938	149,938	--	--
Industrials	294,483	294,483	--	--
Information Technology	367,717	356,625	11,092	--
Materials	158,401	158,401	--	--
Real Estate	220,029	220,029	--	--
Telecommunication Services	3,772	3,772	--	--
Utilities	114,577	114,577	--	--
U.S. Government and Government Agency Obligations	939	--	939	--
Money Market Funds	82,264	82,264	--	--
Total Investments in Securities:	$2,160,557	$2,148,526	$12,031	$--
Derivative Instruments:
Assets
Futures Contracts	$367	$367	$--	$--
Total Assets	$367	$367	$--	$--
Total Derivative Instruments:	$367	$367	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At February 28, 2017, the cost of investment securities for income tax purposes was $1,890,499,000. Net unrealized appreciation aggregated $270,058,000, of which $328,029,000 related to appreciated investment securities and $57,971,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Series Equity Growth Fund

February 28, 2017

AXM1-QTLY-0417
1.9860272.102

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 17.7%
Automobiles - 0.6%
Tesla, Inc. (a)	24,000	$5,999,760
Diversified Consumer Services - 0.4%
Grand Canyon Education, Inc. (a)	24,200	1,485,396
Nord Anglia Education, Inc. (a)	81,129	1,904,098
		3,389,494
Hotels, Restaurants & Leisure - 2.6%
Dave & Buster's Entertainment, Inc. (a)	128,900	7,371,791
Domino's Pizza, Inc.	23,689	4,496,409
Papa John's International, Inc.	56,300	4,443,196
Starbucks Corp.	115,400	6,562,798
Wingstop, Inc.	49,700	1,307,110
		24,181,304
Household Durables - 0.1%
Gree Electric Appliances, Inc. of Zhuhai Class A	110,900	443,099
Internet & Direct Marketing Retail - 5.4%
Amazon.com, Inc. (a)	44,700	37,773,288
Ctrip.com International Ltd. ADR (a)	144,700	6,864,568
Netflix, Inc. (a)	28,700	4,079,131
NutriSystem, Inc.	38,600	1,794,900
		50,511,887
Media - 3.7%
Charter Communications, Inc. Class A (a)	89,600	28,946,176
Cinemark Holdings, Inc.	46,800	1,959,516
Sirius XM Holdings, Inc. (b)	750,200	3,818,518
		34,724,210
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	33,300	2,553,444
Ollie's Bargain Outlet Holdings, Inc. (a)	71,300	2,235,255
		4,788,699
Specialty Retail - 3.4%
AutoZone, Inc. (a)	6,500	4,787,575
Five Below, Inc. (a)	1,900	73,245
Home Depot, Inc.	186,700	27,054,697
		31,915,517
Textiles, Apparel & Luxury Goods - 1.0%
Kate Spade & Co. (a)	282,723	6,745,771
LVMH Moet Hennessy - Louis Vuitton SA	13,465	2,704,858
		9,450,629

TOTAL CONSUMER DISCRETIONARY		165,404,599

CONSUMER STAPLES - 7.3%
Beverages - 3.5%
Anheuser-Busch InBev SA NV ADR	39,400	4,313,906
Constellation Brands, Inc. Class A (sub. vtg.)	23,400	3,716,154
Kweichow Moutai Co. Ltd. (A Shares)	21,780	1,124,749
Molson Coors Brewing Co. Class B	68,500	6,876,715
PepsiCo, Inc.	41,500	4,580,770
Pernod Ricard SA ADR	81,400	1,857,548
The Coca-Cola Co.	238,000	9,986,480
		32,456,322
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	35,400	6,272,172
Whole Foods Market, Inc.	54,900	1,683,783
		7,955,955
Food Products - 0.8%
Danone SA	63,100	4,174,574
Hostess Brands, Inc. Class A (a)	19,800	301,554
The Hain Celestial Group, Inc. (a)	97,400	3,446,012
		7,922,140
Household Products - 0.5%
Procter & Gamble Co.	54,200	4,935,994
Personal Products - 1.6%
Coty, Inc. Class A	111,500	2,093,970
Estee Lauder Companies, Inc. Class A	59,300	4,913,005
Herbalife Ltd. (a)	141,400	7,987,686
		14,994,661

TOTAL CONSUMER STAPLES		68,265,072

ENERGY - 0.7%
Energy Equipment & Services - 0.4%
Baker Hughes, Inc.	69,100	4,165,348
Oil, Gas & Consumable Fuels - 0.3%
Golar LNG Ltd.	85,974	2,347,950

TOTAL ENERGY		6,513,298

FINANCIALS - 7.1%
Banks - 3.0%
Citigroup, Inc.	40,100	2,398,381
First Republic Bank	109,100	10,236,853
JPMorgan Chase & Co.	164,900	14,943,238
Metro Bank PLC	16,900	717,396
		28,295,868
Capital Markets - 3.2%
BlackRock, Inc. Class A	5,500	2,131,030
CME Group, Inc.	110,938	13,474,529
Goldman Sachs Group, Inc.	9,600	2,381,376
JMP Group, Inc.	50,300	325,944
MSCI, Inc.	64,500	6,101,055
S&P Global, Inc.	45,600	5,903,832
		30,317,766
Diversified Financial Services - 0.6%
Bats Global Markets, Inc.	30,000	1,053,900
Berkshire Hathaway, Inc. Class B (a)	18,600	3,188,412
Bioverativ, Inc. (a)	3,200	166,656
Quantenna Communications, Inc.	52,500	1,099,350
		5,508,318
Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd. (a)	72,000	2,506,320

TOTAL FINANCIALS		66,628,272

HEALTH CARE - 14.3%
Biotechnology - 6.7%
Advanced Accelerator Applications SA sponsored ADR (a)	35,500	1,346,870
Alexion Pharmaceuticals, Inc. (a)	57,600	7,560,000
Amgen, Inc.	108,500	19,153,505
Biogen, Inc. (a)	6,400	1,847,040
BioMarin Pharmaceutical, Inc. (a)	58,300	5,476,119
Cytokinetics, Inc. (a)	28,910	306,446
Insmed, Inc. (a)	247,875	3,948,649
Regeneron Pharmaceuticals, Inc. (a)	10,400	3,884,400
Samsung Biologics Co. Ltd. (a)	726	105,278
TESARO, Inc. (a)	36,500	6,875,505
Vertex Pharmaceuticals, Inc. (a)	136,500	12,369,630
		62,873,442
Health Care Equipment & Supplies - 4.5%
Boston Scientific Corp. (a)	466,900	11,462,395
Danaher Corp.	110,000	9,410,500
DexCom, Inc. (a)	9,500	742,520
Intuitive Surgical, Inc. (a)	11,700	8,622,900
Medtronic PLC	63,100	5,105,421
Novadaq Technologies, Inc. (a)	292,300	2,122,098
ResMed, Inc.	45,600	3,284,568
The Cooper Companies, Inc.	5,100	1,015,614
		41,766,016
Health Care Providers & Services - 2.2%
HealthEquity, Inc. (a)	22,020	962,274
Henry Schein, Inc. (a)	9,100	1,561,196
UnitedHealth Group, Inc.	104,500	17,282,210
VCA, Inc. (a)	8,100	736,290
		20,541,970
Pharmaceuticals - 0.9%
Allergan PLC	18,100	4,431,242
Patheon NV	12,700	400,050
Zoetis, Inc. Class A	64,200	3,422,502
		8,253,794

TOTAL HEALTH CARE		133,435,222

INDUSTRIALS - 7.8%
Aerospace & Defense - 0.7%
Taser International, Inc. (a)	156,200	4,009,654
TransDigm Group, Inc.	10,900	2,770,780
		6,780,434
Airlines - 0.3%
Ryanair Holdings PLC sponsored ADR (a)	31,080	2,540,790
Commercial Services & Supplies - 0.7%
KAR Auction Services, Inc.	154,300	6,915,726
Electrical Equipment - 2.4%
Acuity Brands, Inc.	26,000	5,493,800
AMETEK, Inc.	136,800	7,383,096
Fortive Corp.	165,950	9,567,018
		22,443,914
Industrial Conglomerates - 0.4%
Roper Technologies, Inc.	16,000	3,347,200
Machinery - 0.8%
Allison Transmission Holdings, Inc.	180,000	6,476,400
Rational AG	1,200	549,320
		7,025,720
Professional Services - 2.4%
Equifax, Inc.	41,900	5,493,509
IHS Markit Ltd. (a)	47,200	1,878,560
Robert Half International, Inc.	48,400	2,334,816
TransUnion Holding Co., Inc. (a)	85,100	3,156,359
WageWorks, Inc. (a)	124,700	9,601,900
		22,465,144
Trading Companies & Distributors - 0.1%
MSC Industrial Direct Co., Inc. Class A	13,800	1,388,142

TOTAL INDUSTRIALS		72,907,070

INFORMATION TECHNOLOGY - 38.9%
Electronic Equipment & Components - 0.2%
CDW Corp.	34,700	2,043,830
Internet Software & Services - 18.7%
Akamai Technologies, Inc. (a)	37,277	2,333,540
Alphabet, Inc. Class A (a)	67,800	57,286,254
CommerceHub, Inc.:
Series A (a)	129,269	2,132,939
Series C (a)	113,920	1,862,592
Facebook, Inc. Class A (a)	643,100	87,165,773
GoDaddy, Inc. (a)	128,600	4,738,910
Just Dial Ltd. (a)	43,239	354,271
NetEase, Inc. ADR	9,700	2,959,082
Shopify, Inc. Class A (a)	27,200	1,610,512
Stamps.com, Inc. (a)	47,700	6,014,970
Twilio, Inc. Class A (b)	119,745	3,798,311
VeriSign, Inc. (a)	58,500	4,824,495
		175,081,649
IT Services - 6.1%
Cognizant Technology Solutions Corp. Class A (a)	55,692	3,300,865
Fidelity National Information Services, Inc.	34,500	2,838,315
FleetCor Technologies, Inc.(a)	11,100	1,887,000
Global Payments, Inc.	210,800	16,798,652
PayPal Holdings, Inc. (a)	117,400	4,930,800
Square, Inc. (a)	411,300	7,123,716
Vantiv, Inc. (a)	54,500	3,563,210
Visa, Inc. Class A	185,500	16,312,870
		56,755,428
Semiconductors & Semiconductor Equipment - 1.7%
ASML Holding NV	19,000	2,312,110
Maxim Integrated Products, Inc.	88,814	3,934,460
Monolithic Power Systems, Inc.	41,148	3,619,790
Qualcomm, Inc.	100,700	5,687,536
		15,553,896
Software - 11.6%
Activision Blizzard, Inc.	102,000	4,603,260
Adobe Systems, Inc. (a)	140,800	16,662,272
Autodesk, Inc. (a)	139,000	11,995,700
Blackbaud, Inc.	13,800	986,976
Computer Modelling Group Ltd.	166,300	1,293,389
CyberArk Software Ltd. (a)	16,600	839,628
Electronic Arts, Inc. (a)	340,000	29,410,000
Intuit, Inc.	28,000	3,512,320
Microsoft Corp.	150,700	9,641,786
Mobileye NV (a)	251,100	11,430,072
RealPage, Inc. (a)	35,100	1,184,625
Red Hat, Inc. (a)	38,900	3,221,309
Salesforce.com, Inc. (a)	163,600	13,308,860
		108,090,197
Technology Hardware, Storage & Peripherals - 0.6%
Samsung Electronics Co. Ltd.	3,179	5,386,141

TOTAL INFORMATION TECHNOLOGY		362,911,141

MATERIALS - 1.7%
Chemicals - 1.0%
AdvanSix, Inc. (a)	2,152	58,707
Monsanto Co.	43,000	4,894,690
Sherwin-Williams Co.	15,000	4,628,100
		9,581,497
Construction Materials - 0.7%
Eagle Materials, Inc.	61,800	6,409,278

TOTAL MATERIALS		15,990,775

REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Tower Corp.	128,700	14,773,473
Real Estate Management & Development - 1.5%
Realogy Holdings Corp.	517,400	14,331,980

TOTAL REAL ESTATE		29,105,453

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	16,800	1,944,936
TOTAL COMMON STOCKS
(Cost $723,012,892)		923,105,838

Convertible Preferred Stocks - 0.1%
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
AppNexus, Inc. Series E (a)(c)
(Cost $769,617)	38,419	1,100,654
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.5% to 0.53% 4/20/17 to 5/11/17 (d)
(Cost $1,309,030)	1,310,000	1,309,051
	Shares	Value

Money Market Funds - 4.8%
Fidelity Cash Central Fund, 0.60% (e)	38,860,582	$38,868,354
Fidelity Securities Lending Cash Central Fund 0.62% (e)(f)	5,678,937	5,680,073
TOTAL MONEY MARKET FUNDS
(Cost $44,543,224)		44,548,427
TOTAL INVESTMENT PORTFOLIO - 103.8%
(Cost $769,634,763)		970,063,970
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(35,661,165)
NET ASSETS - 100%		$934,402,805

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,100,654 or 0.1% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,030,247.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
AppNexus, Inc. Series E	8/1/14	$769,617

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$65,621
Fidelity Securities Lending Cash Central Fund	35,551
Total	$101,172

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$165,404,599	$162,699,741	$2,704,858	$--
Consumer Staples	68,265,072	64,090,498	4,174,574	--
Energy	6,513,298	6,513,298	--	--
Financials	66,628,272	66,628,272	--	--
Health Care	133,435,222	133,435,222	--	--
Industrials	72,907,070	72,907,070	--	--
Information Technology	364,011,795	362,911,141	--	1,100,654
Materials	15,990,775	15,990,775	--	--
Real Estate	29,105,453	29,105,453	--	--
Telecommunication Services	1,944,936	1,944,936	--	--
U.S. Government and Government Agency Obligations	1,309,051	--	1,309,051	--
Money Market Funds	44,548,427	44,548,427	--	--
Total Investments in Securities:	$970,063,970	$960,774,833	$8,188,483	$1,100,654

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At February 28, 2017, the cost of investment securities for income tax purposes was $770,306,254. Net unrealized appreciation aggregated $199,757,716, of which $215,827,353 related to appreciated investment securities and $16,069,637 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Value Strategies Fund

February 28, 2017

SO-QTLY-0417
1.797930.113

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 1.5%
Delphi Automotive PLC	224,977	$17,127
Diversified Consumer Services - 3.4%
H&R Block, Inc.	422,802	8,693
Houghton Mifflin Harcourt Co. (a)	1,061,756	11,732
Service Corp. International	591,850	18,188
		38,613
Hotels, Restaurants & Leisure - 1.0%
Wyndham Worldwide Corp.	144,867	12,059
Internet & Direct Marketing Retail - 1.1%
Liberty Interactive Corp. QVC Group Series A (a)	643,836	12,156
Media - 3.8%
Liberty Broadband Corp. Class C (a)	106,715	9,171
Liberty Global PLC Class C (a)	175,800	6,169
Sinclair Broadcast Group, Inc. Class A (b)	414,199	16,527
Twenty-First Century Fox, Inc. Class A	401,600	12,016
		43,883
Specialty Retail - 0.7%
GameStop Corp. Class A (b)	306,813	7,499

TOTAL CONSUMER DISCRETIONARY		131,337

CONSUMER STAPLES - 2.6%
Beverages - 0.8%
Cott Corp.	907,364	9,667
Food & Staples Retailing - 1.1%
Whole Foods Market, Inc.	413,056	12,668
Food Products - 0.7%
Darling International, Inc. (a)	570,422	7,421

TOTAL CONSUMER STAPLES		29,756

ENERGY - 7.0%
Energy Equipment & Services - 1.2%
Baker Hughes, Inc.	236,130	14,234
Oil, Gas & Consumable Fuels - 5.8%
Anadarko Petroleum Corp.	154,300	9,975
Boardwalk Pipeline Partners, LP	630,636	11,415
ConocoPhillips Co.	319,100	15,180
GasLog Ltd. (b)	551,561	8,522
Teekay Corp.	1,472,713	14,462
Teekay Offshore Partners LP	1,330,500	6,799
		66,353

TOTAL ENERGY		80,587

FINANCIALS - 17.0%
Banks - 4.7%
U.S. Bancorp	565,184	31,085
Wells Fargo & Co.	387,570	22,433
		53,518
Capital Markets - 3.2%
Apollo Global Management LLC Class A	586,350	13,334
Legg Mason, Inc.	384,817	14,515
The Blackstone Group LP	299,900	8,859
		36,708
Consumer Finance - 5.2%
Discover Financial Services	235,300	16,739
OneMain Holdings, Inc. (a)	454,700	12,741
Synchrony Financial	813,613	29,485
		58,965
Insurance - 3.9%
Chubb Ltd.	102,482	14,160
FNF Group	514,559	19,723
Willis Group Holdings PLC	87,900	11,289
		45,172

TOTAL FINANCIALS		194,363

HEALTH CARE - 9.0%
Biotechnology - 2.8%
Amgen, Inc.	81,500	14,387
United Therapeutics Corp. (a)	116,800	17,254
		31,641
Health Care Providers & Services - 3.2%
Cigna Corp.	82,446	12,276
Envision Healthcare Corp. (a)	206,351	14,445
Laboratory Corp. of America Holdings (a)	72,378	10,296
		37,017
Pharmaceuticals - 3.0%
Jazz Pharmaceuticals PLC (a)	171,400	22,731
Teva Pharmaceutical Industries Ltd. sponsored ADR	336,400	11,781
		34,512

TOTAL HEALTH CARE		103,170

INDUSTRIALS - 10.5%
Aerospace & Defense - 2.2%
General Dynamics Corp.	76,354	14,493
KLX, Inc. (a)	209,610	10,552
		25,045
Airlines - 1.2%
Delta Air Lines, Inc.	274,000	13,681
Construction & Engineering - 1.5%
AECOM (a)	461,200	16,765
Machinery - 2.7%
Allison Transmission Holdings, Inc.	470,175	16,917
Ingersoll-Rand PLC	174,300	13,832
		30,749
Trading Companies & Distributors - 2.9%
AerCap Holdings NV (a)	417,937	18,933
Univar, Inc. (a)	454,824	14,645
		33,578

TOTAL INDUSTRIALS		119,818

INFORMATION TECHNOLOGY - 11.7%
Communications Equipment - 1.2%
CommScope Holding Co., Inc. (a)	360,168	13,704
Electronic Equipment & Components - 1.9%
Flextronics International Ltd. (a)	476,478	7,857
TE Connectivity Ltd.	183,881	13,694
		21,551
IT Services - 4.8%
Cognizant Technology Solutions Corp. Class A (a)	142,300	8,434
Computer Sciences Corp.	280,400	19,224
First Data Corp. Class A (a)	922,940	14,859
Total System Services, Inc.	234,900	12,797
		55,314
Semiconductors & Semiconductor Equipment - 3.8%
Cree, Inc. (a)	346,555	9,406
Marvell Technology Group Ltd.	502,791	7,844
Qorvo, Inc. (a)	196,800	13,008
Qualcomm, Inc.	233,800	13,205
		43,463

TOTAL INFORMATION TECHNOLOGY		134,032

MATERIALS - 8.5%
Chemicals - 7.3%
CF Industries Holdings, Inc.	353,353	11,102
E.I. du Pont de Nemours & Co.	249,900	19,627
Eastman Chemical Co.	232,034	18,621
LyondellBasell Industries NV Class A	189,592	17,298
Westlake Chemical Corp.	253,003	16,048
		82,696
Containers & Packaging - 0.8%
Ball Corp.	128,933	9,480
Metals & Mining - 0.4%
Compass Minerals International, Inc. (b)	64,315	4,875

TOTAL MATERIALS		97,051

REAL ESTATE - 13.1%
Equity Real Estate Investment Trusts (REITs) - 11.8%
American Tower Corp.	297,508	34,151
Equinix, Inc.	38,300	14,403
Equity Lifestyle Properties, Inc.	271,400	21,609
Essex Property Trust, Inc.	101,882	23,912
Extra Space Storage, Inc.	322,528	25,541
Outfront Media, Inc.	577,204	14,978
		134,594
Real Estate Management & Development - 1.3%
CBRE Group, Inc. (a)	424,700	15,128

TOTAL REAL ESTATE		149,722

UTILITIES - 8.3%
Electric Utilities - 5.3%
American Electric Power Co., Inc.	348,242	23,322
Edison International	467,671	37,291
		60,613
Multi-Utilities - 3.0%
Sempra Energy	312,088	34,420

TOTAL UTILITIES		95,033

TOTAL COMMON STOCKS
(Cost $963,848)		1,134,869
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.5%
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Cobalt International Energy, Inc. 2.625% 12/1/19 (Cost $9,340)	18,190	5,757
	Shares	Value (000s)

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 0.60% (c)	5,468,385	5,469
Fidelity Securities Lending Cash Central Fund 0.62% (c)(d)	22,493,570	22,498
TOTAL MONEY MARKET FUNDS
(Cost $27,966)		27,967
TOTAL INVESTMENT PORTFOLIO - 102.2%
(Cost $1,001,154)		1,168,593
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(24,812)
NET ASSETS - 100%		$1,143,781

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$4
Fidelity Securities Lending Cash Central Fund	13
Total	$17

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$131,337	$131,337	$--	$--
Consumer Staples	29,756	29,756	--	--
Energy	80,587	80,587	--	--
Financials	194,363	194,363	--	--
Health Care	103,170	103,170	--	--
Industrials	119,818	119,818	--	--
Information Technology	134,032	134,032	--	--
Materials	97,051	97,051	--	--
Real Estate	149,722	149,722	--	--
Utilities	95,033	95,033	--	--
Corporate Bonds	5,757	--	5,757	--
Money Market Funds	27,967	27,967	--	--
Total Investments in Securities:	$1,168,593	$1,162,836	$5,757	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At February 28, 2017, the cost of investment securities for income tax purposes was $1,002,799,000. Net unrealized appreciation aggregated $165,794,000, of which $187,761,000 related to appreciated investment securities and $21,967,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Small Cap Fund

February 28, 2017

ASCF-QTLY-0417
1.797929.113

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 3.2%
Dorman Products, Inc. (a)	141,887	$11,090
Gentherm, Inc. (a)	330,000	11,963
Standard Motor Products, Inc.	400,000	19,188
Tenneco, Inc.	700,000	45,017
		87,258
Diversified Consumer Services - 1.6%
Grand Canyon Education, Inc. (a)	500,000	30,690
Tsukada Global Holdings, Inc.	2,314,100	12,833
		43,523
Hotels, Restaurants & Leisure - 2.0%
Marriott Vacations Worldwide Corp.	580,000	54,479
Household Durables - 2.6%
NVR, Inc. (a)	15,000	29,025
PulteGroup, Inc.	1,800,000	39,690
		68,715
Leisure Products - 0.7%
Nautilus, Inc. (a)	1,100,000	17,710
Specialty Retail - 1.6%
Asbury Automotive Group, Inc. (a)	650,000	42,348
Textiles, Apparel & Luxury Goods - 1.0%
Steven Madden Ltd. (a)	700,000	26,145

TOTAL CONSUMER DISCRETIONARY		340,178

CONSUMER STAPLES - 1.3%
Food & Staples Retailing - 1.3%
McColl's Retail Group PLC	4,793,437	10,647
Sundrug Co. Ltd.	160,000	10,525
Tsuruha Holdings, Inc.	140,000	12,960
		34,132
ENERGY - 3.0%
Oil, Gas & Consumable Fuels - 3.0%
HollyFrontier Corp.	1,000,000	29,280
Noble Midstream Partners LP	517,345	25,143
World Fuel Services Corp.	740,000	26,766
		81,189
FINANCIALS - 15.6%
Banks - 8.5%
Allegiance Bancshares, Inc. (a)	360,000	13,284
Bank of Hawaii Corp. (b)	250,000	21,115
Bank of the Ozarks, Inc.	910,000	49,804
ConnectOne Bancorp, Inc.	1,400,000	35,140
German American Bancorp, Inc.	475,604	22,567
Great Western Bancorp, Inc.	562,250	24,031
Home Bancshares, Inc.	800,000	22,512
Investors Bancorp, Inc.	700,000	10,241
ServisFirst Bancshares, Inc.	700,000	29,099
		227,793
Diversified Financial Services - 0.7%
Scandinavian Tobacco Group A/S	1,000,000	17,444
Insurance - 5.1%
Enstar Group Ltd. (a)	130,000	25,188
James River Group Holdings Ltd.	480,000	20,650
Primerica, Inc.	420,000	33,915
Reinsurance Group of America, Inc.	330,000	42,920
Selective Insurance Group, Inc.	350,000	15,505
		138,178
Thrifts & Mortgage Finance - 1.3%
Essent Group Ltd. (a)	568,423	19,787
Meridian Bancorp, Inc. Maryland	800,000	15,240
		35,027

TOTAL FINANCIALS		418,442

HEALTH CARE - 10.8%
Health Care Equipment & Supplies - 1.4%
Ansell Ltd.	740,000	12,079
LivaNova PLC (a)	530,000	26,712
		38,791
Health Care Providers & Services - 6.5%
American Renal Associates Holdings, Inc. (b)	910,250	20,572
MEDNAX, Inc. (a)	400,000	28,476
Premier, Inc. (a)	1,310,200	41,180
Providence Service Corp. (a)	6,571	267
Sigma Pharmaceuticals Ltd.	6,200,000	5,585
Surgery Partners, Inc. (a)(b)	2,175,935	48,959
The Ensign Group, Inc.	1,600,000	30,144
		175,183
Life Sciences Tools & Services - 2.5%
ICON PLC (a)	350,000	29,320
VWR Corp. (a)	1,300,000	36,530
		65,850
Pharmaceuticals - 0.4%
Kaken Pharmaceutical Co. Ltd.	200,000	10,753

TOTAL HEALTH CARE		290,577

INDUSTRIALS - 11.6%
Air Freight & Logistics - 1.0%
Hub Group, Inc. Class A (a)	550,000	27,775
Building Products - 1.1%
Apogee Enterprises, Inc. (b)	500,000	28,590
Commercial Services & Supplies - 2.6%
Coor Service Management Holding AB	1,535,502	9,313
Deluxe Corp.	400,000	29,436
Loomis AB (B Shares)	540,000	16,756
Mitie Group PLC (b)	6,100,000	15,646
		71,151
Construction & Engineering - 2.2%
Argan, Inc.	400,000	27,560
EMCOR Group, Inc.	500,000	30,740
		58,300
Electrical Equipment - 0.1%
EnerSys	50,000	3,837
Machinery - 0.7%
Hy-Lok Corp.	468,708	8,346
Standex International Corp.	110,007	10,506
		18,852
Marine - 0.5%
SITC International Holdings Co. Ltd.	19,000,000	12,189
Professional Services - 2.0%
Benefit One, Inc.	250,000	7,110
ICF International, Inc. (a)	379,145	16,284
On Assignment, Inc. (a)	330,000	15,573
WS Atkins PLC	770,000	13,902
		52,869
Trading Companies & Distributors - 1.4%
Univar, Inc. (a)	1,200,000	38,640

TOTAL INDUSTRIALS		312,203

INFORMATION TECHNOLOGY - 22.2%
Electronic Equipment & Components - 5.4%
CDW Corp.	850,000	50,065
ePlus, Inc. (a)	148,868	18,899
Fabrinet (a)	550,000	22,853
Insight Enterprises, Inc. (a)	560,000	23,722
SYNNEX Corp.	240,000	28,061
		143,600
Internet Software & Services - 2.2%
j2 Global, Inc.	400,000	32,568
Stamps.com, Inc. (a)(b)	210,000	26,481
		59,049
IT Services - 11.1%
Blackhawk Network Holdings, Inc. (a)	1,061,900	38,706
Conduent, Inc. (a)	3,800,000	61,132
CSRA, Inc.	1,000,000	29,820
EVERTEC, Inc.	1,119,600	18,865
Global Payments, Inc.	630,000	50,205
Maximus, Inc.	620,000	36,995
Syntel, Inc.	950,000	16,806
WEX, Inc. (a)	400,000	44,492
		297,021
Semiconductors & Semiconductor Equipment - 1.4%
Acacia Communications, Inc. (b)	450,000	23,378
Integrated Device Technology, Inc. (a)	605,100	14,468
		37,846
Software - 0.7%
Zensar Technologies Ltd.	1,420,607	19,561
Technology Hardware, Storage & Peripherals - 1.4%
NCR Corp. (a)	800,000	38,456

TOTAL INFORMATION TECHNOLOGY		595,533

MATERIALS - 6.8%
Chemicals - 0.4%
SK Kaken Co. Ltd.	130,000	12,034
Containers & Packaging - 4.2%
Berry Plastics Group, Inc. (a)	970,000	48,820
Greif, Inc. Class A	650,000	37,070
Silgan Holdings, Inc.	450,000	26,829
		112,719
Metals & Mining - 1.1%
Atkore International Group, Inc.	1,100,000	28,842
Paper & Forest Products - 1.1%
Neenah Paper, Inc.	410,000	30,033

TOTAL MATERIALS		183,628

REAL ESTATE - 6.1%
Equity Real Estate Investment Trusts (REITs) - 2.3%
National Health Investors, Inc.	330,000	24,988
Tanger Factory Outlet Centers, Inc.	650,000	22,016
VEREIT, Inc.	1,600,000	14,512
		61,516
Real Estate Management & Development - 3.8%
CBRE Group, Inc. (a)	1,500,000	53,430
Daito Trust Construction Co. Ltd.	130,000	18,190
Open House Co. Ltd.	500,000	11,870
Relo Holdings Corp.	140,000	20,288
		103,778

TOTAL REAL ESTATE		165,294

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Asia Satellite Telecommunications Holdings Ltd. (a)	454,000	555
UTILITIES - 1.9%
Gas Utilities - 1.3%
Amerigas Partners LP	630,000	29,591
Star Gas Partners LP	600,000	5,712
		35,303
Multi-Utilities - 0.6%
Telecom Plus PLC	1,000,000	14,977

TOTAL UTILITIES		50,280

TOTAL COMMON STOCKS
(Cost $1,978,324)		2,472,011
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.45% to 0.53% 3/2/17 to 5/4/17 (c)
(Cost $11,162)	11,170	11,162
	Shares	Value (000s)

Money Market Funds - 9.8%
Fidelity Cash Central Fund, 0.60% (d)	215,028,220	$215,071
Fidelity Securities Lending Cash Central Fund 0.62% (d)(e)	47,565,401	47,575
TOTAL MONEY MARKET FUNDS
(Cost $262,641)		262,646
TOTAL INVESTMENT PORTFOLIO - 102.2%
(Cost $2,252,127)		2,745,819
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(58,329)
NET ASSETS - 100%		$2,687,490

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
2,759 ICE Russell 2000 Index Contracts (United States)	March 2017	191,061	$2,796

The face value of futures purchased as a percentage of Net Assets is 7.1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,117,000.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$193
Fidelity Securities Lending Cash Central Fund	257
Total	$450

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Hy-Lok Corp.	$11,375	$--	$2,142	$151	$--
Tsukada Global Holdings, Inc.	17,683	--	2,783	106	--
Total	$29,058	$--	$4,925	$257	$--

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$340,178	$340,178	$--	$--
Consumer Staples	34,132	34,132	--	--
Energy	81,189	81,189	--	--
Financials	418,442	418,442	--	--
Health Care	290,577	290,577	--	--
Industrials	312,203	312,203	--	--
Information Technology	595,533	595,533	--	--
Materials	183,628	183,628	--	--
Real Estate	165,294	165,294	--	--
Telecommunication Services	555	555	--	--
Utilities	50,280	50,280	--	--
U.S. Government and Government Agency Obligations	11,162	--	11,162	--
Money Market Funds	262,646	262,646	--	--
Total Investments in Securities:	$2,745,819	$2,734,657	$11,162	$--
Derivative Instruments:
Assets
Futures Contracts	$2,796	$2,796	$--	$--
Total Assets	$2,796	$2,796	$--	$--
Total Derivative Instruments:	$2,796	$2,796	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended February 28, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total (000s)
(Amounts in thousands)
Level 1 to Level 2	$0
Level 2 to Level 1	$192,332

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At February 28, 2017, the cost of investment securities for income tax purposes was $2,253,182,000. Net unrealized appreciation aggregated $492,637,000, of which $552,115,000 related to appreciated investment securities and $59,478,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Large Cap Fund

February 28, 2017

LC-QTLY-0417
1.797927.113

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 7.9%
Automobiles - 0.2%
Fiat Chrysler Automobiles NV	176,100	$1,927,168
General Motors Co.	12,500	460,500
		2,387,668
Distributors - 0.2%
LKQ Corp. (a)	86,000	2,715,880
Hotels, Restaurants & Leisure - 0.0%
Las Vegas Sands Corp.	14,200	751,890
Household Durables - 0.6%
KB Home	287,900	5,110,225
Taylor Morrison Home Corp. (a)	140,900	2,836,317
		7,946,542
Leisure Products - 0.1%
NJOY, Inc. (a)(b)	417,589	4
Polaris Industries, Inc.	16,000	1,363,360
		1,363,364
Media - 4.9%
AMC Networks, Inc. Class A (a)	51,400	3,074,234
Comcast Corp. Class A	684,074	25,598,049
Scripps Networks Interactive, Inc. Class A	87,300	7,051,221
Sinclair Broadcast Group, Inc. Class A	88,900	3,547,110
The Walt Disney Co.	40,200	4,425,618
Time Warner, Inc.	158,759	15,591,721
Viacom, Inc. Class B (non-vtg.)	161,600	7,021,520
		66,309,473
Multiline Retail - 0.8%
Target Corp.	177,140	10,410,518
Specialty Retail - 1.1%
L Brands, Inc.	30,600	1,610,172
Lowe's Companies, Inc.	154,679	11,503,477
TJX Companies, Inc.	24,600	1,929,870
		15,043,519
Textiles, Apparel & Luxury Goods - 0.0%
Under Armour, Inc. Class C (non-vtg.) (c)	24,700	458,432

TOTAL CONSUMER DISCRETIONARY		107,387,286

CONSUMER STAPLES - 5.7%
Beverages - 2.1%
Diageo PLC	144,258	4,067,335
Dr. Pepper Snapple Group, Inc.	30,300	2,831,232
Molson Coors Brewing Co. Class B	70,500	7,077,495
The Coca-Cola Co.	349,775	14,676,559
		28,652,621
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	20,600	3,649,908
CVS Health Corp.	97,911	7,889,668
Kroger Co.	92,600	2,944,680
Whole Foods Market, Inc.	50,900	1,561,103
		16,045,359
Food Products - 0.3%
Amplify Snack Brands, Inc. (a)	134,800	1,350,696
Hostess Brands, Inc. Class A (a)	185,800	2,829,734
		4,180,430
Household Products - 1.8%
Procter & Gamble Co.	262,752	23,928,825
Personal Products - 0.0%
Coty, Inc. Class A	29,000	544,620
Tobacco - 0.3%
Altria Group, Inc.	62,400	4,675,008

TOTAL CONSUMER STAPLES		78,026,863

ENERGY - 12.4%
Energy Equipment & Services - 1.3%
Baker Hughes, Inc.	91,200	5,497,536
Ensco PLC Class A	104,250	1,015,395
National Oilwell Varco, Inc.	155,632	6,290,645
Oceaneering International, Inc.	135,400	3,834,528
Schlumberger Ltd.	22,705	1,824,574
		18,462,678
Oil, Gas & Consumable Fuels - 11.1%
Amyris, Inc. (a)(c)	612,400	312,018
Anadarko Petroleum Corp.	71,300	4,609,545
Apache Corp.	230,110	12,101,485
Cabot Oil & Gas Corp.	276,000	6,044,400
Cenovus Energy, Inc.	417,400	5,279,566
Chevron Corp.	178,407	20,070,788
ConocoPhillips Co.	476,800	22,681,376
Devon Energy Corp.	15,300	663,408
Golar LNG Ltd.	65,000	1,775,150
Imperial Oil Ltd.	250,300	7,818,813
Kinder Morgan, Inc.	545,500	11,624,605
Legacy Reserves LP (a)	97,600	220,576
Noble Energy, Inc.	17,500	637,175
PDC Energy, Inc. (a)	9,900	669,141
SM Energy Co.	92,200	2,272,730
Suncor Energy, Inc.	685,600	21,344,346
Teekay Offshore Partners LP	77,900	398,069
The Williams Companies, Inc.	727,529	20,618,172
Williams Partners LP	279,900	11,279,970
		150,421,333

TOTAL ENERGY		168,884,011

FINANCIALS - 23.4%
Banks - 15.3%
Bank of America Corp.	1,989,800	49,108,264
Citigroup, Inc.	640,897	38,332,050
Comerica, Inc.	71,200	5,075,136
JPMorgan Chase & Co.	508,768	46,104,556
PNC Financial Services Group, Inc.	66,785	8,497,056
Regions Financial Corp.	481,900	7,358,613
SunTrust Banks, Inc.	294,508	17,520,281
U.S. Bancorp	282,365	15,530,075
Wells Fargo & Co.	355,194	20,558,629
		208,084,660
Capital Markets - 6.4%
CBOE Holdings, Inc.	28,900	2,255,645
Charles Schwab Corp.	240,253	9,708,624
Goldman Sachs Group, Inc.	22,700	5,630,962
KKR & Co. LP	328,436	5,921,701
Morgan Stanley	371,243	16,954,668
Northern Trust Corp.	152,286	13,302,182
State Street Corp.	300,858	23,981,391
The Blackstone Group LP	309,600	9,145,584
		86,900,757
Diversified Financial Services - 0.5%
KKR Renaissance Co-Invest LP unit (a)(b)	29,500	7,495,065
Insurance - 0.2%
MetLife, Inc.	46,485	2,437,673
Thrifts & Mortgage Finance - 1.0%
MGIC Investment Corp. (a)	254,092	2,706,080
Radian Group, Inc.	595,068	11,074,215
		13,780,295

TOTAL FINANCIALS		318,698,450

HEALTH CARE - 14.7%
Biotechnology - 4.2%
Alexion Pharmaceuticals, Inc. (a)	60,805	7,980,656
Alnylam Pharmaceuticals, Inc. (a)	12,400	640,336
Amgen, Inc.	92,247	16,284,363
Biogen, Inc. (a)	25,800	7,445,880
BioMarin Pharmaceutical, Inc. (a)	32,100	3,015,153
Celldex Therapeutics, Inc. (a)	4,800	16,992
Genocea Biosciences, Inc. (a)	19,500	91,065
Gilead Sciences, Inc.	65,100	4,588,248
Insmed, Inc. (a)	63,764	1,015,761
Intercept Pharmaceuticals, Inc. (a)	43,631	5,566,879
Myriad Genetics, Inc. (a)(c)	43,100	837,433
Regeneron Pharmaceuticals, Inc. (a)	4,200	1,568,700
Spark Therapeutics, Inc. (a)	22,400	1,428,672
TESARO, Inc. (a)	1,300	244,881
Trevena, Inc. (a)	118,600	481,516
Vertex Pharmaceuticals, Inc. (a)	57,500	5,210,650
Windtree Therapeutics, Inc. (a)(c)	3,017	3,500
		56,420,685
Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	75,425	3,400,159
Alere, Inc. (a)	210,200	8,050,660
Boston Scientific Corp. (a)	789,186	19,374,516
Medtronic PLC	104,300	8,438,913
NxStage Medical, Inc. (a)	98,300	2,807,448
Zimmer Biomet Holdings, Inc.	35,500	4,156,340
		46,228,036
Health Care Providers & Services - 2.1%
Aetna, Inc.	10,500	1,351,980
Air Methods Corp. (a)	54,600	2,066,610
Anthem, Inc.	32,400	5,340,168
Cigna Corp.	43,000	6,402,700
Express Scripts Holding Co. (a)	51,910	3,667,442
Humana, Inc.	11,200	2,366,000
McKesson Corp.	51,996	7,806,159
		29,001,059
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	34,700	123,185
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	104,000	5,335,200
Quintiles Transnational Holdings, Inc. (a)	4,800	371,472
		5,706,672
Pharmaceuticals - 4.6%
Allergan PLC	12,629	3,091,832
Bristol-Myers Squibb Co.	143,200	8,120,872
GlaxoSmithKline PLC sponsored ADR	425,529	17,650,943
Jazz Pharmaceuticals PLC (a)	48,807	6,472,784
Johnson & Johnson	106,063	12,961,959
Novartis AG sponsored ADR	1,400	109,438
Sanofi SA	11,862	1,023,193
Teva Pharmaceutical Industries Ltd. sponsored ADR	296,991	10,400,625
TherapeuticsMD, Inc. (a)	472,400	2,966,672
		62,798,318

TOTAL HEALTH CARE		200,277,955

INDUSTRIALS - 10.6%
Aerospace & Defense - 1.9%
General Dynamics Corp.	8,200	1,556,442
Textron, Inc.	55,300	2,615,690
The Boeing Co.	46,063	8,301,934
United Technologies Corp.	116,682	13,132,559
		25,606,625
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	41,759	3,356,171
FedEx Corp.	20,700	3,994,686
United Parcel Service, Inc. Class B	102,675	10,858,908
		18,209,765
Commercial Services & Supplies - 0.2%
Stericycle, Inc. (a)	36,000	2,983,680
Electrical Equipment - 0.9%
Acuity Brands, Inc.	4,900	1,035,370
AMETEK, Inc.	125,130	6,753,266
Hubbell, Inc. Class B	22,682	2,690,539
Melrose Industries PLC	833,028	2,204,286
		12,683,461
Industrial Conglomerates - 2.3%
General Electric Co.	1,057,744	31,531,349
Machinery - 0.9%
Colfax Corp. (a)	18,600	707,730
Deere & Co.	28,200	3,087,618
Flowserve Corp.	110,100	5,114,145
Wabtec Corp.	32,900	2,635,948
		11,545,441
Professional Services - 0.4%
Acacia Research Corp. (a)	36,900	215,865
IHS Markit Ltd. (a)	39,136	1,557,613
Verisk Analytics, Inc. (a)	36,200	3,001,704
		4,775,182
Road & Rail - 2.7%
CSX Corp.	276,401	13,422,033
Genesee & Wyoming, Inc. Class A (a)	64,600	4,789,444
J.B. Hunt Transport Services, Inc.	67,300	6,606,841
Norfolk Southern Corp.	46,558	5,634,915
Old Dominion Freight Lines, Inc.	35,600	3,266,656
Union Pacific Corp.	22,700	2,450,238
		36,170,127

TOTAL INDUSTRIALS		143,505,630

INFORMATION TECHNOLOGY - 18.2%
Communications Equipment - 1.7%
Cisco Systems, Inc.	680,954	23,275,008
Internet Software & Services - 3.7%
Alphabet, Inc.:
Class A (a)	27,556	23,282,891
Class C (a)	23,637	19,458,215
Facebook, Inc. Class A (a)	49,200	6,668,568
		49,409,674
IT Services - 3.9%
Cognizant Technology Solutions Corp. Class A (a)	39,484	2,340,217
First Data Corp. Class A (a)	189,430	3,049,823
MasterCard, Inc. Class A	126,000	13,917,960
Paychex, Inc.	142,522	8,753,701
PayPal Holdings, Inc. (a)	62,600	2,629,200
Unisys Corp. (a)(c)	306,587	4,261,559
Visa, Inc. Class A	208,020	18,293,279
		53,245,739
Semiconductors & Semiconductor Equipment - 1.6%
Qualcomm, Inc.	379,650	21,442,632
Software - 3.7%
Adobe Systems, Inc. (a)	37,010	4,379,763
Autodesk, Inc. (a)	77,781	6,712,500
Microsoft Corp.	617,554	39,511,105
		50,603,368
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	328,021	44,935,597
Western Digital Corp.	51,600	3,967,008
		48,902,605

TOTAL INFORMATION TECHNOLOGY		246,879,026

MATERIALS - 3.3%
Chemicals - 2.7%
CF Industries Holdings, Inc.	110,200	3,462,484
E.I. du Pont de Nemours & Co.	34,115	2,679,392
Intrepid Potash, Inc. (a)	721,160	1,442,320
LyondellBasell Industries NV Class A	65,700	5,994,468
Monsanto Co.	105,917	12,056,532
Potash Corp. of Saskatchewan, Inc.	311,400	5,401,789
W.R. Grace & Co.	79,200	5,610,528
		36,647,513
Containers & Packaging - 0.5%
WestRock Co.	119,789	6,435,065
Metals & Mining - 0.1%
Freeport-McMoRan, Inc. (a)	164,000	2,197,600

TOTAL MATERIALS		45,280,178

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp.	2,100	241,059
Crown Castle International Corp.	8,800	823,064
Public Storage	5,400	1,228,284
		2,292,407
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
Verizon Communications, Inc.	180,094	8,938,065
UTILITIES - 1.0%
Electric Utilities - 0.8%
Exelon Corp.	301,700	11,075,407
Independent Power and Renewable Electricity Producers - 0.2%
Dynegy, Inc. (a)	330,300	2,655,612

TOTAL UTILITIES		13,731,019

TOTAL COMMON STOCKS
(Cost $1,011,328,145)		1,333,900,890
	Principal Amount	Value

Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 9.5% 4/15/19 pay-in-kind
(Cost $676,000)	676,000	360,815
	Shares	Value

Other - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (b)(d)
(Cost $2,201,072)	2,201,072	2,201,072

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 0.60% (e)	25,176,162	25,181,198
Fidelity Securities Lending Cash Central Fund 0.62% (e)(f)	2,559,338	2,559,850
TOTAL MONEY MARKET FUNDS
(Cost $27,740,855)		27,741,048
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $1,041,946,072)		1,364,203,825
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(4,076,199)
NET ASSETS - 100%		$1,360,127,626

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,696,141 or 0.7% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
KKR Renaissance Co-Invest LP unit	7/25/13	$3,112,250
NJOY, Inc.	6/7/13 - 10/24/13	$1,208,497
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 11/4/16	$2,201,072

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$21,278
Fidelity Securities Lending Cash Central Fund	21,235
Total	$42,513

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$107,387,286	$107,387,282	$--	$4
Consumer Staples	78,026,863	73,959,528	4,067,335	--
Energy	168,884,011	168,884,011	--	--
Financials	318,698,450	311,203,385	--	7,495,065
Health Care	200,277,955	199,254,762	1,023,193	--
Industrials	143,505,630	143,505,630	--	--
Information Technology	246,879,026	246,879,026	--	--
Materials	45,280,178	45,280,178	--	--
Real Estate	2,292,407	2,292,407	--	--
Telecommunication Services	8,938,065	8,938,065	--	--
Utilities	13,731,019	13,731,019	--	--
Corporate Bonds	360,815	--	360,815	--
Other	2,201,072	--	--	2,201,072
Money Market Funds	27,741,048	27,741,048	--	--
Total Investments in Securities:	$1,364,203,825	$1,349,056,341	$5,451,343	$9,696,141

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At February 28, 2017, the cost of investment securities for income tax purposes was $1,047,260,222. Net unrealized appreciation aggregated $316,943,603, of which $371,693,146 related to appreciated investment securities and $54,749,543 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 28, 2017